As filed with the Securities and Exchange Commission on February 12, 2007

Securities Act File No. 333-139818

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	|X|
Post-Effective Amendment No.	|_|
(Check appropriate box or boxes)

BLACKROCK GLOBAL DYNAMIC EQUITY FUND
(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road,
Plainsboro, New Jersey 08536
(Address of Principal Executive Offices)
Telephone Number: (800) 441-7762
(Area Code and Telephone Number)

Robert C. Doll, Jr.
BlackRock Global Dynamic Equity Fund
800 Scudders Mill Road, Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, Delaware 19809

        Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

        Title of securities being registered: Shares of beneficial interest, par value $0.10 per share.

        Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

        The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Registration Statement is organized as follows:

        1. Letter to Shareholders of BlackRock Global Value Fund, Inc.

        2. Questions and Answers to Shareholders of BlackRock Global Value Fund, Inc.

        3. Notice of Special Meeting of Shareholders of BlackRock Global Value Fund, Inc.

        4. Combined Prospectus/Proxy Statement regarding the proposed Reorganization of BlackRock Global Value Fund, Inc. into BlackRock Global Dynamic Equity Fund

        5. Statement of Additional Information regarding the proposed Reorganization of BlackRock Global Value Fund, Inc. into BlackRock Global Dynamic Equity Fund

        6. Part C Information

        7. Exhibits

BLACKROCK GLOBAL VALUE FUND, INC.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(800) 441-7762

February 12, 2007

Dear Shareholder:

        You are cordially invited to attend a special shareholder meeting (the “Special Meeting”) of the BlackRock Global Value Fund, Inc. (“Global Value Fund”) to be held on Monday, March 19, 2007. Before the meeting, I would like to provide you with additional background and ask for your vote on an important proposal affecting the Global Value Fund.

        The proposal you will be asked to consider at the meeting, as described in the enclosed Combined Prospectus/Proxy Statement, is the proposed reorganization (the “Reorganization”) involving the acquisition of the Global Value Fund by the BlackRock Global Dynamic Equity Fund (“Global Dynamic Equity Fund”), which has an investment objective and investment policies similar to those of the Global Value Fund. This proposed Reorganization is part of the effort to consolidate certain of the comparable mutual funds advised by BlackRock Advisors, LLC (“BlackRock Advisors”) to eliminate redundancies and achieve certain operating efficiencies. BlackRock Advisors will pay all expenses of completing the Reorganization attributable to Global Value Fund, including proxy solicitation costs. As a result, the shareholders of the Global Value Fund will not bear the costs of the Reorganization.

        The Global Value Fund and the Global Dynamic Equity Fund are both advised by BlackRock Advisors. BlackRock Advisors is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock to create a new independent company that is one of the world’s largest asset management firms with over $1 trillion in assets under management.

        The Board of Directors of the Global Value Fund believes the Reorganization is in the best interests of Global Value Fund and its shareholders, and unanimously recommends that you vote “For” the proposed Reorganization.

        I encourage you to carefully review the enclosed materials, which explain this proposal in more detail. As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the Special Meeting. You may vote in one of the following ways:

•	By calling us toll-free at 1-866-704-4427;

•	By Internet – please refer to the proxy card for voting instructions;

•	By returning the enclosed proxy card in the postage-paid envelope; or

•	In person at the Special Meeting.

        As always, we appreciate your support.

Sincerely, Robert C. Doll, Jr. President and Director

Please vote now. Your vote is important.

To avoid the wasteful and unnecessary expense of further solicitation, we urge you to indicate your voting instructions on the enclosed proxy card, date and sign it and return it promptly in the envelope provided, or record your voting instructions by telephone or via the internet, no matter how large or small your holdings may be. If you submit a properly executed proxy but do not indicate how you wish your shares to be voted, your shares will be voted “For” the Reorganization. If your shares are held through a broker, you must provide voting instructions to your broker about how to vote your shares in order for your broker to vote your shares at the Special Meeting.

QUESTIONS & ANSWERS

        We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issue to be voted on.

Q: Why is a shareholder meeting being held?

A: You are being asked to approve an agreement and plan of reorganization (the “Reorganization”) between the BlackRock Global Value Fund, Inc. (“Global Value Fund”) and the BlackRock Global Dynamic Equity Fund (“Global Dynamic Equity Fund”), a fund that pursues an investment objective and investment policies comparable to those of the Global Value Fund. If the proposed Reorganization is approved and completed, you will become a shareholder of the Global Dynamic Equity Fund and the Global Value Fund will be dissolved as a corporation under Maryland law and deregistered as an investment company under the Investment Company Act of 1940, as amended. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of the Global Dynamic Equity Fund.

Q: How does the Board of Directors suggest that I vote?

A: After careful consideration, the Board of Directors of the Global Value Fund (the “Board”), has determined that the proposed Reorganization will benefit the shareholders of the Global Value Fund and recommends that you cast your vote “For” the proposed Reorganization. The Board anticipates that shareholders of the Global Value Fund will benefit from (i) the similarities between the investment objectives and policies of the Global Value Fund and the Global Dynamic Equity Fund, (ii) the expected operating efficiencies from the larger net asset size of the combined fund, and (iii) the fact that, although the management fee of the Global Dynamic Equity Fund is higher than that of the Global Value Fund, there will be no increase in the combined fund’s total operating expense ratio as compared to the total operating expense ratio of the Global Value Fund prior to the Reorganization.

Q: How will the Reorganization affect me?

A: If shareholders of the Global Value Fund approve the proposed Reorganization, substantially all the assets and certain stated liabilities of the Global Value Fund will be combined with those of the Global Dynamic Equity Fund, an account will be set up in your name at the Global Dynamic Equity Fund and you will receive shares of the Global Dynamic Equity Fund. You will receive the same class of shares of the Global Dynamic Equity Fund as you currently hold of the Global Value Fund. The aggregate net asset value of the shares you receive in the Reorganization will equal the aggregate net asset value of the shares you own immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Global Value Fund will hold a smaller percentage of ownership in the combined fund than he or she held in the Global Value Fund prior to the Reorganization.

Q: In the Reorganization, will I receive shares of the Global Dynamic Equity Fund of the same class as the shares of the Global Value Fund that I now hold?

A: Yes. You will receive shares of the Global Dynamic Equity Fund with the same class designation as the shares you own of the Global Value Fund.

Q: Will I own the same number of shares of the Global Dynamic Equity Fund as I currently own of the Global Value Fund?

A: No, you will receive shares of the Global Dynamic Equity Fund with the same aggregate net asset value as the shares of the Global Value Fund you own prior to the Reorganization. However, the number of shares you receive will depend on the relative net asset value of the shares of the Global Value Fund and Global Dynamic Equity Fund on the valuation date. Thus if, on the valuation date, the net asset value of a share of the Global Dynamic Equity Fund is lower than the net asset value of the corresponding share of the Global Value Fund, you will receive a greater number of shares of the Global Dynamic Equity Fund in the Reorganization than you held in the Global Value Fund before the Reorganization. On the other hand, if the net asset value of a share of the Global Dynamic Equity Fund is higher than the net asset value of the corresponding share of the Global Value Fund, you will receive fewer shares of the Global Dynamic Equity Fund in the Reorganization than you held in the Global Value Fund before the Reorganization. The aggregate net asset value of your Global Dynamic Equity Fund shares immediately after the Reorganization will be the same as the aggregate net asset value of your Global Value Fund shares immediately prior to the Reorganization.

Q: Will my privileges as a shareholder change after the Reorganization?

A: Your rights as a shareholder will not change in any substantial way as a result of the Reorganization and the shareholder services available to you after the Reorganization will be substantially the same.

Q: Who will advise the Global Dynamic Equity Fund once the Reorganization is completed?

A: As you know, the Global Value Fund is advised by BlackRock Advisors, LLC (“BlackRock Advisors”), a wholly owned subsidiary of BlackRock, Inc. The Global Dynamic Equity Fund is also advised by BlackRock Advisors and BlackRock Advisors will also serve as the adviser of the combined fund. BlackRock Advisors has entered into sub-advisory agreements with respect to each Fund with BlackRock Investment Management, LLC (“BIM”) and BlackRock Asset Management U.K. Limited (“BAM UK”), both affiliates of BlackRock Advisors. BIM and BAM UK will also serve as sub-advisers to the combined fund.

BlackRock is one of the largest publicly traded investment management firms in the United States with approximately $1.125 trillion in assets under management as of December 31, 2006. Based in New York, BlackRock currently manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. BlackRock is governed by a board of directors with a majority of independent members.

Q: Will I have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A: No, you will not pay any sales load, commission or other similar fee in connection with the Reorganization. As more fully discussed in the Combined Prospectus/Proxy Statement, the holding period with respect to any contingent deferred sales charge that applies to shares of the Global Dynamic Equity Fund acquired by you in the Reorganization will be measured from the earlier of the time (i) you purchased your Global Value Fund shares or (ii) you purchased your shares of any other fund advised by BlackRock Advisors or its affiliates or Merrill Lynch Investment Managers, L.P. or its affiliates and subsequently exchanged them for shares of the Global Value Fund. Your holding period for the Global Value Fund shares will count toward the 30 day holding period for the redemption fee for Global Dynamic Equity Fund shares.

Q: How do operating expenses paid by the Global Dynamic Equity Fund compare to those payable by the Global Value Fund?

A: Following the Reorganization, the Global Dynamic Equity Fund’s net projected operating expense ratio is expected to be the same as Global Value Fund’s, although the management fee of the Global Dynamic Equity Fund is higher than that of the Global Value Fund. BlackRock Advisors has agreed that, upon completion of the Reorganization, it will reduce its investment advisory fee by .05% by an amendment to the advisory agreement and will contractually waive or reimburse fees or expenses until two years after the closing of the Reorganization so that the net operating expense ratio of the combined fund will not exceed the net operating expense ratio of Global Value Fund as of October 31, 2006. After the two year period, the net operating expense ratio could increase.

Q: What will I have to do to open an account in the Global Dynamic Equity Fund? What happens to my account if the Reorganization is approved?

A: If the Reorganization is approved, an account will be set up in your name in the Global Dynamic Equity Fund and your Global Value Fund shares automatically will be converted into shares of the Global Dynamic Equity Fund, and we will send you written confirmation that this change has taken place. You will receive the same class of shares of the Global Dynamic Equity Fund as you currently hold of the Global Value Fund. The aggregate net asset value of the shares you receive in the Reorganization will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization. No certificates for shares will be issued in connection with the Reorganization. If you currently hold certificates representing your shares of the Global Value Fund, it is not necessary to surrender such certificates.

Q: Will I have to pay any federal taxes as a result of the Reorganization?

A: The Reorganization of the Global Value Fund is expected to qualify as a tax-free “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the Reorganization of the Global Value Fund so qualifies, in general, the Global Value Fund will not recognize any gain or loss as a result of the transfer of all of its assets and certain stated liabilities in exchange solely for shares of the Global Dynamic Equity Fund or as a result of its liquidation, and you will not recognize any gain or loss upon your receipt solely of shares of the Global Dynamic Equity Fund in connection with the Reorganization.

A portion of the portfolio assets of the Global Value Fund may be sold in connection with the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio assets are sold and the Global Value Fund’s basis in such assets. Any net capital gains recognized in these sales will be distributed to Global Value Fund’s shareholders as capital gain dividends (to the extent of net long-term capital gains) and/or ordinary dividends (to the extent of net short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Q: What if I redeem or exchange my shares before the Reorganization takes place?

A: If you choose to redeem or exchange your shares before the Reorganization takes place, the redemption or exchange will be treated as a normal redemption or exchange of shares and, generally, will be a taxable transaction and any applicable sales charges or redemption fees will be applied.

Q: How do I vote my proxy?

A: You may cast your vote by mail, telephone or internet or in person at the special shareholder meeting. To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided. To vote by telephone or over the internet, please have the proxy card in hand and call the telephone number or go to the website address listed on the enclosed form and follow the instructions.

Q: When will the Reorganization occur?

A: If all of the required approvals are obtained with respect to the Reorganization, it is anticipated that the Reorganization will occur as soon as practicable after such approvals. The Reorganization will not take place if the Reorganization is not approved by the Global Value Fund’s shareholders at its Special Meeting.

Q: Whom do I contact for further information?

A: You can contact your financial adviser for further information. You may also call Computershare Fund Services, our proxy solicitation firm at 1-866-704-4427.

        Important additional information about the proposal is set forth in the accompanying Combined Prospectus/Proxy Statement. Please read it carefully.

PROXY STATEMENT AND PROSPECTUS
DATED FEBRUARY 12, 2007

BLACKROCK GLOBAL VALUE FUND, INC.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(800) 441-7762

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON MARCH 19, 2007

To the Shareholders:

        This is to notify you that a Special Meeting of Shareholders (the “Special Meeting”) of the BlackRock Global Value Fund, Inc. (the “Global Value Fund”) will be held on Monday, March 19, 2007 at 9:00 a.m., Eastern time, at the offices of Global Value Fund at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, for the following purposes:

1. To consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which the Global Value Fund would transfer substantially all of its assets and certain stated liabilities to the BlackRock Global Dynamic Equity Fund (the “Global Dynamic Equity Fund”) in exchange solely for Investor A, Investor B, Investor C, Institutional and newly created Class R shares of the Global Dynamic Equity Fund, which will be distributed by the Global Value Fund to the holders of its shares; and

2. To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.

        The Board of Directors of the Global Value Fund has fixed the close of business on January 19, 2007 as the record date for determination of the shareholders of the Global Value Fund entitled to notice of, and to vote at, the Special Meeting and any adjournments or postponements thereof.

        It is very important that your voting instructions be received prior to the Special Meeting date. Instructions for shares held of record in the name of a nominee, such as a broker-dealer or director of an employee benefit plan, may be subject to earlier cut-off dates established by such intermediaries for receipt of such instructions.

        Your vote is important regardless of the size of your holdings in the Global Value Fund. Whether or not you expect to be present at the Special Meeting, please complete and sign the enclosed proxy card and return it promptly in the enclosed envelope. Certain shareholders may also vote by telephone or over the internet; please see pages 42-43 of the enclosed Combined Prospectus/Proxy Statement for details. If you vote by proxy and then desire to change your vote or vote in person at the Special Meeting, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed Combined Prospectus/Proxy Statement entitled “Voting Information and Requirements—Manner of Voting” for more information.

By Order of the Board of Directors, Alice A. Pellegrino Secretary

Plainsboro, New Jersey
February 12, 2007

(This page intentionally left blank)

COMBINED PROSPECTUS/PROXY STATEMENT

BLACKROCK GLOBAL VALUE FUND, INC.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(800) 441-7762

BLACKROCK GLOBAL DYNAMIC EQUITY FUND
P.O. Box 9011
Princeton, New Jersey 08543-9011
(800) 441-7762

        This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of the BlackRock Global Value Fund, Inc. (the “Global Value Fund”). A special meeting of shareholders of the Global Value Fund (the “Special Meeting”) will be held at the offices of the Global Value Fund, at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, on Monday, March 19, 2007 at 9:00 a.m., Eastern time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of the Global Value Fund as of the close of business on January 19, 2007 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements thereof. This Combined Prospectus/Proxy Statement, proxy card and accompanying Notice of Special Meeting of Shareholders were first sent or given to shareholders of the Global Value Fund on or about February 20, 2007. Whether or not you expect to attend the Special Meeting or any adjournment thereof, the Board of Directors of the Global Value Fund requests that shareholders vote their shares by completing and returning the enclosed form of proxy.

The purposes of the Special Meeting are:

1. To consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which the Global Value Fund would transfer substantially all of its assets and certain stated liabilities to the BlackRock Global Dynamic Equity Fund (the “Global Dynamic Equity Fund”) in exchange solely for Investor A, Investor B, Investor C, Institutional and newly created Class R shares of the Global Dynamic Equity Fund, which will be distributed by the Global Value Fund to the holders of its shares; and

2. To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.

        The Board of Directors of the Global Value Fund and the Board of Trustees of the Global Dynamic Equity Fund (the “Global Dynamic Equity Fund Board”), have each approved a reorganization (the “Reorganization”) by which the Global Value Fund, an open-end investment company, would be acquired by the Global Dynamic Equity Fund, an open-end investment company. The Reorganization is being proposed in order to consolidate certain of the BlackRock funds with other comparable BlackRock funds in order to eliminate redundancies and achieve certain operating efficiencies. As you know, the Global Value Fund is advised by BlackRock Advisors, LLC (“BlackRock Advisors”). The Global Dynamic Equity Fund is also managed by BlackRock Advisors. BlackRock Advisors has entered into sub-advisory agreements with respect to each fund with BlackRock Investment Management, LLC (“BIM”) and BlackRock Asset Management U.K. Limited (“BAM UK”), both affiliates of BlackRock Advisors.

        If the Global Value Fund’s shareholders approve the Reorganization, the Global Value Fund will transfer substantially all of its assets and certain stated liabilities to the Global Dynamic Equity Fund. The Global Dynamic Equity Fund will simultaneously issue shares to the Global Value Fund in an amount equal to the aggregate net asset value of the outstanding shares of the Global Value Fund. Immediately thereafter, the Global Value Fund will distribute these shares of the Global Dynamic Equity Fund to its shareholders. After distributing these shares, all outstanding shares of Global Value Fund will be redeemed and the Global Value Fund will be terminated and dissolved as a corporation under Maryland law and deregistered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). When the Reorganization is complete, Global Value Fund’s shareholders will hold the same class of shares of the Global Dynamic Equity Fund as they currently hold of the

Global Value Fund. The aggregate net asset value of the Global Dynamic Equity Fund shares received in the Reorganization will equal the aggregate net asset value of the Global Value Fund shares held immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Global Value Fund will hold a smaller percentage of ownership in the combined fund than such shareholder held in the Global Value Fund prior to the Reorganization. After the Reorganization, the Global Dynamic Equity Fund will continue to operate as a registered open-end investment company.

        This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of the Global Value Fund should know before voting on the Reorganization and constitutes an offering of Investor A, Investor B, Investor C, Institutional and newly created Class R shares of the Global Dynamic Equity Fund. Please read it carefully and retain it for future reference.

        The following documents, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Proxy Statement:

•	the Statement of Additional Information dated February 12, 2007 (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement;

•	the Global Dynamic Equity Fund Statement of Additional Information (the “Global Dynamic Equity SAI”) dated October 2, 2006 (and as currently supplemented);

•	the Global Value Fund Prospectus, dated October 2, 2006 (and as currently supplemented); and

•	Statement of Additional Information containing additional information about the Global Value Fund (the “Global Value Fund SAI”) dated October 2, 2006.

        In addition, the following documents have been filed with the SEC and are incorporated by reference into (legally considered to be part of) and also accompany this Combined Prospectus/Proxy Statement:

•	the Global Dynamic Equity Fund Prospectus (the “Global Dynamic Equity Prospectus”) dated October 2, 2006 (and as currently supplemented); and

•	the Annual Report to Shareholders of the Global Dynamic Equity Fund for the fiscal year ended October 31, 2006 (the “Global Dynamic Equity Fund Annual Report”).

        Except as otherwise described herein, the policies and procedures set forth under “About Your Investment” in the Global Dynamic Equity Fund Prospectus will apply to the Investor A, Investor B, Investor C, Institutional and Class R shares to be issued by the Global Dynamic Equity Fund in connection with the Reorganization. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC.

        Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

BlackRock Global Dynamic Equity Fund P.O. Box 9011 Princeton, New Jersey 08543-9011 1-800-441-7762	BlackRock Global Value Fund, Inc. P.O. Box 9011 Princeton, New Jersey 08543-9011 1-800-441-7762

        If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”

        You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549.

By Phone:	1-202-551-8090

By Mail:	Public Reference Section Office of Consumer Affairs and Information Services Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 (duplicating fee required)

By E-mail:	publicinfo@sec.gov (duplicating fee required)

By Internet:	www.sec.gov

        The Global Value Fund Board knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their discretion.

        No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

        Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement.
Any representation to the contrary is a criminal offense.

        The date of this Combined Prospectus/Proxy Statement is February 12, 2007.

SUMMARY

        The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

        The Global Value Fund and the Global Dynamic Equity Fund each is an open-end management investment company registered with the SEC. Global Value Fund is organized as a corporation under the laws of the State of Maryland. The Global Dynamic Equity Fund is organized as a statutory trust under the laws of the State of Delaware. The primary investment objective of the Global Value Fund is to provide long term capital appreciation by investing primarily in equity securities of issuers located in various foreign countries and the United States that BlackRock Advisors, or its sub-advisers, BlackRock Investment Management, LLC (“BIM”) and BlackRock Asset Management U.K. Limited (“BAM UK” and with BIM and BlackRock Advisors, the “Manager”), believes represent investment value. The Global Dynamic Equity Fund’s investment objective is to provide high total investment return. Each Fund publicly offers its shares on a continuous basis, and shares may be purchased through each Fund’s distributors, BlackRock Distributors, Inc. and FAM Distributors, Inc., and numerous intermediaries. Shareholders of each Fund have the right to exchange their shares for shares of the same class of other funds managed by the same adviser, or such adviser’s affiliates, subject to certain limitations. Each Fund permits its shareholders to redeem their shares at any time upon proper notice (subject, in certain cases, to contingent deferred sales charges and redemption fees).

The Proposed Reorganization

        The Global Value Fund Board, including the Directors who are not “interested persons” of the Global Value Fund (as defined in the 1940 Act) (the “independent Directors”) has unanimously approved the Reorganization Agreement. The Global Dynamic Equity Fund Board, including the Trustees who are not “interested persons” of the Global Dynamic Equity Fund (as defined in the 1940 Act) (the “independent Trustees”), has also unanimously approved the Reorganization Agreement. Subject to approval by the Global Value Fund shareholders, the Reorganization Agreement provides for:

•	the transfer of substantially all the assets and certain stated liabilities of the Global Value Fund to the Global Dynamic Equity Fund in exchange for Investor A, Investor B, Investor C, Institutional and newly created Class R shares of the Global Dynamic Equity Fund;

•	the distribution of such shares to the Global Value Fund’s shareholders; and

•	the subsequent redemption of the outstanding shares of the Global Value Fund and the dissolution and termination of the Global Value Fund.

        If the proposed Reorganization is approved and completed, the Global Value Fund’s shareholders would hold shares of the same class of the Global Dynamic Equity Fund as they currently hold of the Global Value Fund with an aggregate net asset value equal to the aggregate net asset value of the Global Value Fund shares owned immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganization

        On September 29, 2006, the asset management business of Merrill Lynch & Co., Inc. (“Merrill Lynch”) was combined with BlackRock, Inc. (“BlackRock”), to form a new asset management company. The Reorganization is part of a larger initiative to consolidate certain of the comparable BlackRock funds in order to eliminate redundancies and achieve certain operating efficiencies. As you know, the Global Value Fund is advised by BlackRock Advisors. BlackRock Advisors is also the investment adviser to the Global Dynamic Equity Fund.

        In approving the Reorganization Agreement, the Global Value Fund Board, including the independent Directors, determined that participation in the Reorganization is in the best interests of the Global Value Fund and its shareholders and that the interests of the shareholders of the Global Value Fund will not be diluted as a result of the Reorganization. However, because the Combined Fund will have a larger asset base, a stockholder of the Global Value Fund will hold a lower ownership percentage in the Combined Fund after the Reorganization than such stockholder held in the Global Value Fund immediately prior to the Reorganization.

        The factors considered by the Global Value Fund Board with regard to the Reorganization include, but are not limited to, the following:

•	The comparability of the investment objectives and policies of the Global Value Fund and the Global Dynamic Equity Fund. See “Comparison of the Global Value Fund and the Global Dynamic Equity Fund—Investment Objectives and Principal Investment Strategies.”

•	The expectation that the combined fund will achieve certain operating efficiencies from its larger net asset size.

•	The expectation that, although the management fee of the Global Dynamic Equity Fund is higher than that of the Global Value Fund, the combined fund will have a net operating expense ratio that is the same as that of the Global Value Fund prior to the Reorganization. In this regard, upon completion of the Reorganization, BlackRock Advisors will amend its investment advisory agreement with Global Dynamic Equity Fund to reduce its investment advisory fee by .05% and will contractually agree to waive or reimburse fees or expenses until two years after the closing of the Reorganization so that the net operating expense ratio of the combined fund will not exceed that of the Global Value Fund as of October 31, 2006. After the two year period, the net operating expense ratio could increase.

•	The fact that, although the Global Dynamic Equity Fund is smaller than the Global Value Fund and has a significantly shorter performance history. BlackRock Advisors believes that the Global Dynamic Equity Fund has a more flexible investment strategy than the Global Value Fund and should, therefore, be the surviving fund. See “Comparison of the Global Value Fund and the Global Dynamic Equity Fund — Investment Objectives and Principal Investment Strategies.”

•	The fact that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

•	The composition of the investment team that will manage the combined fund, the team’s investment style and strategies (as described below under “Comparison of the Global Value Fund and the Global Dynamic Equity Fund — Investment Objectives and Principal Investment Strategies”), and broad information about performance of the Global Dynamic Equity Fund and the Global Value Fund. See “Management of the Funds.”

•	The relative performance history of each Fund.

•	The fact that the costs associated with the Reorganization attributable to Global Value Fund will be borne by BlackRock Advisors or its affiliates and will not be borne by shareholders.

        For these and other reasons, the Global Value Fund Board unanimously concluded that, based upon the factors and determinations summarized above, completion of the Reorganization is in the best interests of the Global Value Fund and its shareholders and that the interests of existing shareholders of the Global Value Fund will not be diluted with respect to net asset value as a result of consummation of the proposed Reorganization. The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

        If the Reorganization is not approved by shareholders of the Global Value Fund, the Global Value Fund will continue to operate for the time being and be advised by BlackRock Advisors, and the Global Value Fund Board will consider other alternatives to the Reorganization.

        The Global Value Fund Board unanimously recommends that you vote “For”the Reorganization.

Investment Objectives and Principal Investment Strategies

        Investment Objectives. The primary investment objective of the Global Value Fund is to provide long term capital appreciation by investing primarily in equity securities of issuers located in various foreign countries and the United States that the Manager believes represent investment value. The Global Dynamic Equity Fund’s investment objective is to provide high total investment return. The Global Value Fund’s investment objective is a fundamental policy that may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act. The Global Dynamic Equity Fund’s investment objective is a non-fundamental policy of the Fund that may be changed by the Board of Trustees without shareholder approval. The combined fund will pursue the Global Dynamic Equity Fund’s investment objective.

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        Principal Investment Strategies. The Global Value Fund seeks to achieve its investment objectives by investing primarily in equity securities that the Manager believes are undervalued, which means that their prices are less than the Manager believes they are worth. The Global Value Fund invests in a portfolio primarily consisting of equity securities of companies located in various countries throughout the world. The Global Value Fund will generally invest at least 65% of its assets in equity securities of issuers from at least three different countries. The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, rights to subscribe for common stock, warrants and derivative securities. The Global Value Fund focuses on investments in common stock.

        The Global Value Fund’s investment strategy is to search for stocks that, in the Manager’s opinion, are worth more than the prices at which they are trading. The Manager searches for companies with depressed stock prices, as well as for companies whose future prospects are not fully appreciated by the market. In the Manager’s opinion, the market may not be correctly valuing these companies, including their future prospects, future earnings, earnings growth, cash flow and/or assets. The Manager uses a variety of valuation techniques, economic measurements and ratios. There are three general categories of companies in which the Fund invests: (a) companies that are classic “value”stocks, meaning that their stock is trading at lower multiples than the stock of comparable companies, but which Fund management believes can appreciate towards the average valuation for these comparable companies, (b) companies that can improve their profitability, return on capital, cash flow or various other measures through restructuring efforts, and (c) companies whose attractive position within their industry or future prospects for growth in cash flow, earnings or some other measure are not fully recognized by the market. The Global Value Fund may invest in securities of issuers with any market capitalization but emphasizes companies with mid to large capitalizations (currently greater than $1 billion).

        The Global Dynamic Equity Fund seeks to achieve its investment objective through a fully managed investment policy utilizing United States and foreign equity securities. The combination of equity securities will be varied from time to time with respect to types of securities and markets in response to changing market and economic trends. In selecting equity investments, the Fund mainly seeks securities that management believes are undervalued. Under normal circumstances, the Global Dynamic Equity Fund will invest at least 80% of its net assets in equity securities. When choosing investments, Fund management considers various factors, including opportunities for equity investments to increase in value, expected dividends and interest rates. The Global Dynamic Equity Fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Global Dynamic Equity Fund may invest in companies of any market capitalization. Generally, the Global Dynamic Equity Fund will invest primarily in the securities of corporate issuers located in North and South America, Europe, Australia and the Far East. The Global Dynamic Equity Fund may invest in both developed and emerging markets. The Global Dynamic Equity Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities. When choosing investment markets, Fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.

        The Global Dynamic Equity Fund may invest up to 20% of its net assets in all types of debt securities of varying maturities, including U.S. and foreign government bonds, corporate bonds, mortgage and asset-backed securities and securities issued or guaranteed by certain international organizations such as the World Bank. The Global Dynamic Equity Fund may within this 20% limitation invest in junk bonds and loans which offer the possibility of relatively higher returns but are significantly riskier than higher rated debt securities.

        The combined fund’s principal investment strategies will be those of the Global Dynamic Equity Fund.

        Comparison. The investment objectives of the Global Dynamic Equity Fund and the Global Value Fund are comparable but not identical. The Global Dynamic Equity Fund seeks to provide high total investment return, which is a combination of capital appreciation and investment income. The Global Value Fund seeks to provide long term capital appreciation by investing primarily in equity securities of issuers located in various foreign countries and the United States that the Manager believes represent investment value. The Global Dynamic Equity Fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings) in equity securities. This is a non-fundamental policy which may not be changed without 60 days prior notice to the Fund’s shareholders. The Global Value Fund under normal market conditions will invest at least 65% of its total assets in equity securities of at least three different countries. The investment strategies used by each Fund are also comparable but not identical. Although both Funds are global equity funds, the Global Dynamic Equity Fund has a more flexible investment strategy. While the Global Value Fund seeks long term capital appreciation by investing primarily in equity securities of issuers with market capitalizations greater than $1 billion, the Global Dynamic

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Equity Fund seeks high total investment return by investing primarily in equity securities of issuers of any market capitalization. The Global Dynamic Equity Fund also generally invests up to 20% of its assets in various types of debt securities. In addition, the Global Value Fund follows a value investing style while the Global Dynamic Equity Fund, although it seeks to invest in securities that are undervalued, does not follow a specific investing style. The Global Value Fund is non-diversified and, therefore, subject to the risks associated with investing in a smaller number of issuers. The Global Dynamic Equity Fund is a diversified fund and is not subject to non-diversification risk. For additional information on risks, see “Comparison of the Global Value Fund and the Global Dynamic Equity Fund—Principal and Other Investment Risks.”

        The combined fund will use the Global Dynamic Equity Fund’s benchmark and policies.

        For information about the fundamental investment restrictions applicable to each Fund, see Appendix A.

Fees and Expenses

        If the Reorganization is approved and completed, holders of Global Value Fund Investor A, Investor B, Investor C, Institutional and Class R shares will receive Global Dynamic Equity Fund Investor A, Investor B, Investor C, Institutional and newly created Class R shares, respectively.

Fee Table for the Global Dynamic Equity Fund, the Global Value Fund and the Pro Forma Combined Fund
as of October 31, 2006 (unaudited)

        The fee tables below provide information about the fees and expenses attributable to each class of shares of the Funds, assuming the Reorganization had taken place on October 31, 2006, and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Fund. Future fees and expenses may be greater or less than those indicated below.

	Investor A Shares						Investor B Shares(b)
	Actual				Pro Forma		Actual				Pro Forma
	Global Dynamic Equity		Global Value		BlackRock Global Dynamic Equity Combined Fund		Global Dynamic Equity		Global Value		BlackRock Global Dynamic Equity Combined Fund
Shareholder Fees (fees paid directly from a shareholder’s investment)(a):

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)
	5.25%	(c)	5.25%	(c)	5.25%	(c)	None		None		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)

	None	(d)	None	(d)	None	(d)	4.50%	(c)	4.50%	(c)	4.50%	(c)

Maximum Sales Charge (Load) Imposed on Dividend Reinvestments
	None		None		None		None		None		None

Redemption Fee(h)	2.00%		2.00%		2.00%		2.00%		2.00%		2.00%

Exchange Fee	None		None		None		None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fees	0.85%		0.75%		0.80%	(e)	0.85%		0.75%		0.80%	(e)

Distribution and/or Service (12b-1) Fees(f)	0.25%		0.25%		0.25%		1.00%		1.00%		1.00%

Other Expenses (including transfer agency fees)(g)	0.41%		0.29%		0.24%		0.42%		0.31%		0.26%
Acquired Fund Fees and Expenses(j)	0.02%		0.01%		0.01%		0.02%		0.01%		0.01%

Total Annual Fund Operating Expenses(j)	1.53%		1.30%		1.30%	(i)	2.29%		2.07%		2.07%	(i)

(footnotes appear on page 5)

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	Investor C Shares						Institutional Shares
	Actual				Pro Forma		Actual		Pro Forma
	Global Dynamic Equity		Global Value		BlackRock Global Dynamic Equity Combined Fund		Global Dynamic Equity	Global Value	BlackRock Global Dynamic Equity Combined Fund
Shareholder Fees (fees paid directly from a shareholder’s investment)(a):

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)
	None		None		None		None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)

	1.00%	(c)	1.00%	(c)	1.00%	(c)	None	None	None

Maximum Sales Charge (Load) Imposed on Dividend Reinvestments
	None		None		None		None	None	None

Redemption Fee(h)	2.00%		2.00%		2.00%		2.00%	2.00%	2.00%

Exchange Fee	None		None		None		None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fees	0.85%		0.75%		0.80%	(e)	0.85%	0.75%	0.80%	(e)

Distribution and/or Service (12b-1) Fees(f)	1.00%		1.00%		1.00%		None	None	None

Other Expenses (including transfer agency fees)(g)	0.42%		0.31%		0.26%		0.41%	0.29%	0.24%
Acquired Fund Fees and Expenses(j)	0.02%		0.01%		0.01%		0.02%	0.01%	0.01%

Total Annual Fund Operating Expenses(j)	2.29%		2.07%		2.07%	(i)	1.28%	1.05%	1.05%	(i)

	Class R Shares
	Actual	Pro Forma
	Global Value	BlackRock Global Dynamic Equity Combined Fund
Shareholder Fees (fees paid directly from a shareholder’s investment)(a):

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)
	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)

	None	None

Maximum Sales Charge (Load) Imposed on Dividend Reinvestments
	None	None

Redemption Fee(h)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fees	0.75%	0.80%	(e)

Distribution and/or Service (12b-1) Fee(f)	0.50%	0.50%

Other Expenses (including transfer agency fees)(g)	0.29%	0.24%
Acquired Fund Fees and Expenses(j)	0.01%	0.01%

Total Annual Fund Operating Expenses(j)	1.55%	1.55%	(i)

(a)	In addition, certain selected securities dealers or other financial intermediaries may charge clients a processing fee when a client buys or redeems shares. For example, Merrill Lynch generally charges a fee of $5.35 when a client buys or redeems shares. Also, PFPC Inc., the transfer agent, charges a fee of $7.50 for redemption payments made by wire transfer and $15.00 for redemption by check sent via overnight mail.
(b)	Investor B shares automatically convert to Investor A shares approximately eight years after initial purchase and will no longer be subject to distribution fees. Shares purchased prior to October 2, 2006 are subject to the 4.00% six-year CDSC schedule in effect at that time.
(c)	Some investors may qualify for reductions in or waivers of the sales charge (load).
(d)	Investors may pay a deferred sales charge if the investor purchases $1 million or more and redeems within 18 months.
(e)	BlackRock Advisors has agreed that, upon completion of the Reorganization, it will contractually reduce the management fee for Global Dynamic Equity Fund to an annual rate of 0.80% of its average daily net assets.
(f)	If a shareholder holds Investor B, Investor C or Class R shares over time, it may cost that shareholder more in distribution and service (12b-1) fees than the maximum sales charge that such shareholder would have paid if he or she had bought one of the other share classes.
(g)	PFPC Inc., an affiliate of BlackRock, provides transfer agency services to the Funds and will provide such services to the Combined Fund. The Funds each pay a fee for these services. BlackRock Advisors, and/or its affiliates, also provides certain accounting services to the Funds and each Fund reimburses BlackRock Advisors, or its affiliates, for such services.
(h)	A redemption fee may be charged on redemptions (by sale or exchange) of Fund shares made within 30 days of purchase or exchange.

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(i)	BlackRock Advisors has agreed that upon completion of the Reorganization it will contractually waive or reimburse fees or expenses until two years after the closing of the Reorganization so that the net operating expense ratio of the combined fund, excluding Acquired Fund Fees and Expenses of 0.01%, as a percentage of average daily net assets, will be no greater than 1.29% for Investor A shares, 2.06% for Investor B shares, 2.06% for Investor C shares, 1.04% for Institutional shares and 1.54% for Class R shares. After the two year period, the net operating expense ratio could increase.
(j)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets for the twelve months ended October 31, 2006, which does not include Acquired Fund Fees and Expenses.

Examples:

        These examples assume that an investor invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year, that the investor pays the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate that the investor will receive a 5% annual rate of return. The annual return may be more or less than the 5% used in these examples. Although actual costs may be higher or lower, based on these assumptions, an investor’s costs would be:

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year		3 Years		5 Years		10 Years

Investor A
Global Dynamic Equity	$672		$983		$1,315		$2,253
Global Value	$650		$915		$1,200		$2,010
Combined Fund(a)	$650		$915		$1,200		$2,010

Investor B
Global Dynamic Equity	$682	(b)	$1,065	(b)	$1,425	(b)	$2,435	(c)
Global Value	$660	(b)	$ 999	(b)	$1,314	(b)	$2,203	(c)
Combined Fund(a)	$660	(b)	$ 999	(b)	$1,314	(b)	$2,203	(c)

Investor C
Global Dynamic Equity	$332		$715		$1,225		$2,626
Global Value	$310		$649		$1,114		$2,400
Combined Fund(a)	$310		$649		$1,114		$2,400

Institutional
Global Dynamic Equity	$130		$406		$702		$1,545
Global Value	$107		$334		$579		$1,283
Combined Fund(a)	$107		$334		$579		$1,283

Class R
Global Value	$158		$490		$845		$1,845
Combined Fund(a)	$158		$490		$845		$1,845

ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years

Investor A
Global Dynamic Equity	$672	$983	$1,315	$2,253
Global Value	$650	$915	$1,200	$2,010
Combined Fund(a)	$650	$915	$1,200	$2,010

Investor B
Global Dynamic Equity	$232	$715	$1,225	$2,435	(c)
Global Value	$210	$649	$1,114	$2,203	(c)
Combined Fund(a)	$210	$649	$1,114	$2,203	(c)

Investor C
Global Dynamic Equity	$232	$715	$1,225	$2,626
Global Value	$210	$649	$1,114	$2,400
Combined Fund(a)	$210	$649	$1,114	$2,400

Institutional
Global Dynamic Equity	$130	$406	$702	$1,545
Global Value	$107	$334	$579	$1,283
Combined Fund(a)	$107	$334	$579	$1,283

Class R
Global Value	$158	$490	$845	$1,845
Combined Fund(a)	$158	$490	$845	$1,845

(a)	Assuming the Reorganization had taken place on October 31, 2006.
(b)	Reflects a 4.50% six-year CDSC schedule. Shares purchased prior to October 2, 2006 are subject to the 4.00% six-year CDSC schedule in effect at that time.
(c)	Assumes the conversion to Investor A shares approximately eight years after purchase.

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Federal Tax Consequences

        The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, neither the Global Value Fund, the Global Dynamic Equity Fund, nor their respective shareholders, will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization. As a condition to the closing of the Reorganization, the Global Value Fund and the Global Dynamic Equity Fund will receive an opinion from Sidley Austin LLP to that effect. An opinion of counsel is not binding on the IRS or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

        If any of the portfolio assets of the Global Value Fund are sold by the Global Value Fund in connection with the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Global Value Fund’s basis in such assets. Any net capital gains will be distributed to the Global Value Fund’s shareholders as either capital-gain dividends (to the extent of net long-term capital gains) or ordinary dividends (to the extent of net short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

        At any time prior to the consummation of the Reorganization, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder for U.S. federal and state income tax purposes. For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Exchange, Redemption and Valuation of Shares

        Procedures for the purchase, exchange, redemption and valuation of shares of the Global Value Fund and the Global Dynamic Equity Fund are substantially similar. Because both Funds may invest a substantial portion of their assets in foreign securities that may trade in markets that close some time before the time at which the Funds calculate their net asset value, the Funds may be more subject to the risks of time zone arbitrage (also known as “market timing”).

COMPARISON OF THE GLOBAL VALUE FUND
AND THE GLOBAL DYNAMIC EQUITY FUND

Main Differences in Risks

        The Funds share many of the same main investment risks including market and selection risk, foreign securities risk and emerging markets risk. The risks of investing in convertible securities is a main risk for Global Dynamic Equity Fund whereas it is a secondary risk for Global Value Fund. Global Value Fund is also subject to certain additional main investment risks including value investing style risk, non-diversification risk and geographic concentration risk. The Global Dynamic Equity Fund may invest up to 20% of its net assets in all types of debt securities, including junk bonds, and, as a result, is subject to certain secondary risks that are not considered risks for the Global Value Fund including credit and interest rate risk, call and redemption risk and the risks of investing in junk bonds. In addition Global Dynamic Equity Fund may invest in loans and distressed securities and may make short sales, and, therefore, is subject to the risks associated with these investments as well as to the risks of investing in asset backed and mortgage backed securities, sovereign debt, precious metal related securities and real estate related securities.

Principal and Other Investment Risks

        There can be no guarantee that shares of the combined fund will not lose value. This means shareholders of each Fund and shareholders of the combined fund could lose money. As with any fund, the value of the combined fund’s investments, and, therefore, the value of its shares, may fluctuate. These changes may occur because a particular market in which the combined fund invests is rising or falling. In addition, there are specific factors that may affect the value of a particular security. Also, the combined fund may invest in securities that underperform the markets, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies. Changes in the value of the combined fund’s debt investments may also occur in response to interest rate movements. Generally when interest rates go up, the value of debt securities goes down. The following are the main investment risks associated with the Global Dynamic Equity Fund and, therefore, also with the combined fund: You will find additional descriptions of specific risks in the prospectuses for the Global Value Fund and the Global Dynamic Equity Fund.

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        Market and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that a market will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

        Foreign Securities Risk. The Global Dynamic Equity Fund may invest a substantial portion of its assets in foreign securities. Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States. Foreign investments involve special risks—including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities.

        Emerging Markets Risk. The Global Dynamic Equity Fund may invest in emerging market securities, which subject the Global Dynamic Equity Fund to certain risks beyond those of foreign markets generally. The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

        Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

        Convertible Securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

        Mid Cap Securities. The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

        Global Dynamic Equity Fund, and therefore the combined fund, may also be subject to certain other risks associated with its investments and investment strategies, including:

        Credit and Interest Rate Risk. The Global Dynamic Equity Fund is subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer's creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Interest rate risk is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management. Changes in market interest rates do not affect the rate payable on

8

debt securities held in the Fund, unless the securities have adjustable or variable rate features, which can reduce the effect of interest rate changes on the value of those securities. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

        Call and Redemption Risk. A bond’s issuer may call a bond for redemption before it matures. If this happens to a bond the Fund holds, the Fund may lose income and may have to invest the proceeds in bonds with lower yields.

        “Junk Bonds.” Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks in junk bond investments include:

•	Junk bonds may be issued by less creditworthy companies. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

•	Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on those of other higher rated fixed income securities.

•	Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•	Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities holdings than is the case with securities trading in a more liquid market.

The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

        Loans. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain loans may be less developed than the secondary market for bonds and notes, the Fund may experience difficulties in selling its loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, the Fund may become a member of the syndicate.

        The loans in which the Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

        Distressed Securities. Distressed securities are securities that are subject to bankruptcy proceedings or in default or at risk of being in default at the time they are acquired. Distressed securities are speculative and involve substantial risks. Generally, the Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will achieve these returns or that the issuer will make an

9

exchange offer or adopt a plan of reorganization. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

        Depositary Receipts. The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

        Small and Emerging Growth Securities. Small or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small and mid cap or emerging growth company may lose substantial value.

        The securities of small and emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small and mid cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small and emerging growth securities requires a longer term view.

        Warrants. A warrant gives the Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Fund can either exercise it or sell it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

        Borrowing and Leverage Risk. The Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. Certain securities that the Fund may buy or other techniques that the Fund may use may create leverage, including, but not limited to, when issued securities, forward commitments and futures contracts and options.

        Securities Lending. The Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

        Short Sales. Because making short sales in securities that it does not own exposes the Fund to risks associated with those securities, such short sales involve speculative exposure risk. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

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        Derivatives. The Fund may use derivative instruments to hedge its investments or to seek to enhance returns and to manage cash flows. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:

        Credit Risk—the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

        Currency Risk —the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

        Leverage Risk—the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

        Liquidity Risk—the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

        The Fund may use derivatives for hedging purposes, including anticipatory hedges, or to seek to enhance returns. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

        Because the Fund may use derivatives to seek to enhance returns, its investments will expose the Fund to the risks outlined above to a greater extent than if the Fund used derivatives solely for hedging purposes. Use of derivatives to seek to enhance returns may be considered speculative.

        Swap Agreements. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

        Indexed and Inverse Securities. The Fund may invest in securities the potential return of which is directly related to changes in an underlying index, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. The Fund may also invest in securities whose return is inversely related to changes in an interest rate or index (“inverse securities”). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or equity index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or equity index levels move in a way Fund management does not anticipate.

        Asset Backed Securities. Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when the Fund reinvests the proceeds of a prepayment it may receive a lower interest rate. Asset-backed securities may also be subject to extension risk, that is, the risk that, in a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average duration of the Fund’s bond portfolio may increase. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities.

        Mortgage Backed Securities. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage backed securities will be paid off more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. This risk is known as “prepayment

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risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as extension risk. Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

        Sovereign Debt. The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

        Standby Commitment Agreements. Standby commitment agreements commit the Fund, for a stated period of time to purchase a stated amount of securities that may be issued and sold to the Fund at the option of the issuer. Standby commitment agreements involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

        When Issued and Delayed Delivery Securities and Forward Commitments. The Fund may purchase or sell securities that it is entitled to receive on when issued basis. The Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

        Precious Metal Related Securities. Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

        Real Estate Related Securities. The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

        Repurchase Agreements; Purchase and Sale Contracts. The Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If a repurchase agreement or purchase and sale contract is not denominated in U.S. dollars, the Fund’s return may be affected by currency fluctuations. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value declines, the Fund may lose money.

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        Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities that it cannot sell within seven days at approximately current value. If the Fund buys illiquid securities it may be unable to sell them quickly or may be able to sell them only at a price below current value.

        Restricted Securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual or legal restriction that prohibits or limits their resale. They may include private placement securities that have not been registered under the applicable securities laws. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

        Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material adverse nonpublic information about the issuer, the Fund may as a result be unable to sell the securities.

        Rule 144A Securities. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Main Differences in Investment Strategy

        The main differences in investment strategy between the Global Value Fund and the Global Dynamic Equity Fund are that the Global Dynamic Equity Fund invests in securities of companies with any market capitalization and seeks diversification across markets, countries, industries and issuers while the Global Value Fund invests in securities of issuers with mid to large capitalizations and is classified as non-diversified. Non-diversified funds are subject to certain special risks, including the risk that being non-diversified may result in magnifying a fund’s losses from adverse events affecting a particular issuer. BlackRock Advisors does not believe that it will be necessary to dispose of any material portion of the holdings of the Global Value Fund in order for the combined fund to operate as a diversified investment company. Also, the Global Value Fund follows an investing style that favors value investing and is, therefore, subject to the risk that it will underperform other equity funds during periods when the value investing style is out of favor. Although Global Dynamic Equity Fund seeks to invest in securities that are undervalued, it does not pursue a particular investing style. In addition, the Global Dynamic Equity Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities and up to 20% of its assets in various types of debt securities including junk bonds while the Global Value Fund invests at least 65% of the Fund’s total assets in equity securities of issuers from at least three different countries under normal market conditions.

Investment Objectives and Principal Investment Strategies

        Global Value Fund. The primary investment objective of the Global Value Fund is to seek long term capital appreciation by investing primarily in equity securities of issuers located in various foreign countries and the United States that the Manager believes represent investment value. The Global Value Fund’s investment objective is a fundamental policy that may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act.

        The Global Value Fund seeks to achieve its investment objective by emphasizing equity securities, primarily common stock of issuers located throughout the world. Under normal market conditions, at least 65% of the Fund’s total assets will be invested in equity securities of issuers from at least three different countries. The equity securities in which the Fund may invest include: common stock, preferred stock, convertible securities, rights to subscribe for common stock, warrants and derivative securities. The Fund will focus on investments in common stock. The Fund follows a value investing style that uses a bottom-up strategy for selecting investments. “Bottom-up” means that the Fund selects investments based on Fund management’s assessment of the earnings prospects of individual companies. The Fund may invest in companies of any size, but currently emphasizes common stock of companies with mid to large market capitalizations (currently, greater than $1 billion).

        The Fund’s investment strategy is to search for stocks that, in Fund management’s opinion, are worth more than the prices at which they are trading. Fund management searches for companies with depressed stock prices, as well as for companies whose future prospects are not fully appreciated by the market. In Fund management’s opinion, the market may not be correctly valuing these companies, including their future prospects, future

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earnings, earnings growth, cash flow and/or assets. Fund management uses a variety of valuation techniques, economic measurements and ratios. There are three general categories of companies in which the Fund invests: (a) companies that are classic “value”stocks, meaning that their stock is trading at lower multiples than the stock of comparable companies, but which Fund management believes can appreciate towards the average valuation for these comparable companies, (b) companies that can improve their profitability, return on capital, cash flow or various other measures through restructuring efforts, and (c) companies whose attractive position within their industry or future prospects for growth in cash flow, earnings or some other measure are not fully recognized by the market. As a global fund, the Fund will make investments throughout the world, and there are no limits on the Fund’s ability to invest in any country or geographic region. The Fund can invest primarily in U.S. securities, primarily in foreign securities, or partly in U.S. securities and partly in foreign securities. The Fund may invest in companies in emerging markets, including Russia, but Fund management anticipates that a substantially greater portion of the Fund’s investments will be in companies in developed markets.

        Securities of foreign companies may be in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into equities of foreign companies.

        The Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell. These securities may include securities for which there is no readily available market and certain asset-backed and receivable-backed securities. The Fund may also invest in securities that have contractual or legal restrictions on resale, known as restricted securities, including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

        The Fund may seek to gain exposure to equity markets or hedge all or a portion of its portfolio against interest rate, market and currency risks through the use of “derivative” securities. Derivatives are financial instruments whose value is derived from another security, a commodity, a currency or an index. The derivatives the Fund may use include, but are not limited to, futures, forwards, options, indexed and inverse securities and swaps.

        The Fund may as a temporary defensive measure, and without limitation, hold in excess of 35% of its total assets in cash or cash equivalents and investment grade, short term securities including money market securities denominated in U.S. dollars or foreign currencies. Normally, a portion of the Fund’s assets would be held in these securities in anticipation of investment in equities or to meet redemptions. Short term investments and temporary defensive positions can be easily sold and have limited risk of loss but may limit the Fund’s ability to meet its investment objective.

        The Fund may also lend its portfolio securities, and may invest its uninvested cash balances in affiliated money market funds.

        Global Dynamic Equity Fund. The Global Dynamic Equity Fund’s investment objective is to provide high total investment return. It seeks to achieve its objective through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time with respect to both types of securities and markets in response to changing market and economic trends. The Fund primarily seeks to achieve capital growth. The Global Dynamic Equity Fund’s investment objective is a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval.

        The Fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to the Fund’s shareholders. When choosing investments, Fund management considers various factors, including opportunities for equity investments to increase in value, expected dividends and interest rates. The Fund may invest in companies of any market capitalization. The Global Dynamic Equity Fund seeks to achieve its objective by investing in both equity and debt securities, including money market securities and other short-term securities or instruments, of issuers located around the world. The Fund generally seeks diversification across markets, countries, industries, and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where its investments may be located. This flexibility allows Fund management to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the Fund’s objective. The Fund may invest in companies of any market capitalization.

        BlackRock Advisors uses the Global Dynamic Equity Fund’s investment flexibility to create a portfolio of assets that, over time, tends to be widely diversified among many individual investments. While the Fund can, and does, look for investments in all the markets of the world, it will typically invest a majority of its assets in

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the securities of companies and governments located in North and South America, Europe, Australia and the Far East. The Fund may invest in both developed and emerging markets. In making investment decisions, Fund management tries to identify the long term trends and changes that could benefit particular markets and/or industries relative to other markets and industries. Fund management will consider such factors as the rate of economic growth, natural resources, capital reinvestment and the social and political environment when selecting the markets. In deciding between equity and debt investments, Fund management looks at a number of factors, including the relative opportunity for capital appreciation, capital recovery risk, dividend yields and the level of interest rates paid on debt securities of different maturities.

        BlackRock Advisors may also, from time to time, identify certain real assets, such as real estate or precious metals, that Fund management believes will increase in value because of economic trends and cycles or political or other events. The Fund may invest a portion of its assets in securities related to those real assets such as stock, bonds or convertible bonds issued by real estate investment trusts.

        The Global Dynamic Equity Fund can invest in all types of equity securities, including common stock, preferred stock, warrants, rights, convertible securities, distressed securities, and other equity instruments of companies of any market capitalization. In selecting stocks and other securities that are convertible into stocks, Fund management emphasizes stocks that it believes are undervalued. Fund management places particular emphasis on companies with below average price/earnings ratios or that may pay above average dividends. Fund management may also seek to invest in the stock of smaller or emerging growth companies that it expects will provide a higher total return than other equity investments. Investing in smaller or emerging growth companies involves greater risk than investing in more established companies. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

        The Global Dynamic Equity Fund can invest up to 20% of its net assets in all types of debt securities of varying maturities, including U.S. and foreign government bonds, corporate bonds and convertible bonds, mortgage and asset backed securities, and securities issued or guaranteed by certain international organizations such as the World Bank. As part of its limited ability to invest in debt securities, the Fund may invest in junk bonds and loans. Loans are direct obligations of U.S. or foreign corporate borrowers, sovereigns or municipalities that are purchased by the Fund in the secondary market. Junk bonds and loans offer the possibility of relatively higher returns but are significantly riskier than higher rated debt securities. Fund management will invest in these securities only when it believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities.

        The Global Dynamic Equity Fund can invest in high quality short-term U.S. dollar or non-U.S. dollar denominated fixed-income securities or other instruments, such as U.S. or foreign government securities, commercial paper and money market instruments issued by U.S. or foreign commercial banks or depository institutions. Fund management may increase the Fund’s investment in these instruments in times of market volatility or when it believes that it is prudent or timely to be invested in lower yielding but less risky securities. Large investments in such securities or instruments may prevent the Fund from achieving its investment objective.

        The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to effectively manage cash flows into or out of the Fund, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index such as the S&P 500 Index. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets. While these instruments involve certain risks, the Fund will not engage in certain strategies that are considered highly risky and speculative.

        The Fund may invest in securities that provide a return based on fluctuations in a stock or other financial index. For example, the Fund may invest in a security that increases in value with the price of a particular securities index. In some cases, the return of the security may be inversely related to the price of the index. This means that the value of the security will rise as the price of the index falls and vice versa. Although these types of securities can make it easier for the Fund to access certain markets or hedge risks of other assets held by the Fund, these securities are subject to the risks related to the underlying index or other assets.

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        The Fund may engage in short sales. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets. The Fund may also make short sales “against the box” without being subject to this limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical securities at no additional cost. The Fund may also lend its portfolio securities, may hold non-U.S. dollar cash investments, and may invest uninvested cash balances in affiliated money market funds.

        Combined Fund. The combined fund’s investment objective and principal investment strategies will be those of the Global Dynamic Equity Fund.

Performance Information

        The following tables set forth information on the average annual total return for each class of shares of each of the Funds for the periods indicated expressed as a percentage based on a hypothetical $1,000 investment. Past performance is not predictive of future performance. For more information concerning the performance of the Global Value Fund, please refer to the Global Value Fund Prospectus, the Global Value Fund SAI, and the Global Value Fund Annual Report. For more information concerning the performance of the Global Dynamic Equity Fund, please refer to the Global Dynamic Equity Fund Prospectus, the Global Dynamic Equity Fund SAI and the Global Dynamic Equity Fund Annual Report.

BR Global Value
Average Annual Total Return

	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares†	Class R Shares††
Period	With Sales Charge*	Without Sales Charge	With Sales Charge*	Without Sales Charge	With Sales Charge*	Without Sales Charge	Without Sales Charge**	Without Sales Charge**
One Year Ended October 31, 2006
	12.91%	19.17%	13.78%	18.28%	17.24%	18.24%	19.46%	18.88%

Five Years Ended October 31, 2006
	11.40%	12.61%	11.48%	11.74%	11.73%	11.73%	12.87%	12.66%

Since Inception (November 1, 1996) to October 31, 2006

	9.44%	10.03%	9.35%	9.35%	9.18%	9.18%	10.30%	9.92%

*	Assumes the maximum applicable sales charge. The maximum initial sales charge on Investor A shares is 5.25%. The maximum CDSC on Investor B shares is 4.50% and is reduced to 0% after six years. The maximum CDSC on Investor C shares is 1.0% and is reduced to 0% after one year. Prior to October 2, 2006, the maximum CDSC on Investor B shares was 4.0% and was reduced to 0% after six years.
**	Institutional and Class R shares are not subject to any sales charge.
†	The returns for Institutional shares do not reflect the Institutional front-end sales charge in effect prior to December 28, 2005. If the sales charge were included, the returns for Institutional shares would be lower.
††	The returns for Class R shares prior to January 3, 2003, the commencement of operations of Class R shares, are based upon performance of the Fund’s Institutional shares. The returns for Class R shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to Class R shares.

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BR Global Dynamic Equity
Aggregate Total Return

	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares†
Period	With Sales Charge*	Without Sales Charge	With Sales Charge*	Without Sales Charge	With Sales Charge*	Without Sales Charge	Without Sales Charge**
Since Inception (November 4, 2005) to October 31, 2006

	13.90%	20.21%	14.81%	19.31%	18.41%	19.41%	20.51%

*	Assumes the maximum applicable sales charge. The maximum initial sales charge on Investor A shares is 5.25%. The maximum CDSC on Investor B shares is 4.50% and is reduced to 0% after six years. The maximum CDSC on Investor C shares is 1.0% and is reduced to 0% after one year. Prior to October 2, 2006, the maximum CDSC on Investor B shares was 4.00% and was reduced to 0% after six years.
**	Institutional shares are not subject to any sales charge.
†	The returns for Institutional shares do not reflect the Institutional front-end sales charge in effect prior to December 28, 2005. If the sales charge were included, the returns for Institutional shares would be lower.

        Total return and yield figures are based on a Fund’s historical performance and are not intended to indicate future performance. A Fund’s total return and yield will vary depending on market conditions, the securities comprising a Fund’s portfolio, a Fund’s operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Global Dynamic Equity Fund or the Global Value Fund will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

        The combined fund will be named the BlackRock Global Dynamic Equity Fund following the Reorganization. Because the combined fund will most closely resemble the Global Dynamic Equity Fund, the Global Dynamic Equity Fund will be the accounting survivor of the Reorganization. As such, the combined fund will assume the performance history of the Global Dynamic Equity Fund at the closing of the Reorganization.

Management of the Funds

        Global Value Fund. BlackRock Advisors, LLC, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, serves as the investment adviser to the Global Value Fund and is responsible for the Global Value Fund’s investment and business activities. BlackRock Advisors and Global Value Fund have entered into an investment advisory agreement (the “Global Value Advisory Agreement”) pursuant to which BlackRock Advisors receives for its services to the Global Value Fund compensation at the annual rate of 0.75% of the Fund’s average daily net assets. BlackRock Advisors is a wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors has sub-advisory agreements with BlackRock Investment Management, LLC (“BIM”) and BlackRock Asset Management U.K. Limited (“BAM UK”and together with BIM, the “Sub-Advisers”), each an affiliate of BlackRock Advisors. The Sub-Advisers are responsible for the day-to-day management of the Fund’s portfolio. BlackRock Advisors pays each Sub-Adviser for services it provides a monthly fee at an annual rate equal to 37% of the advisory fee paid to BlackRock Advisors under the Global Value Advisory Agreement.

        A discussion regarding the basis for the Global Value Fund Board’s approval of the Global Value Advisory Agreement is available in the Global Value Fund’s most recent semi-annual report to shareholders for the period ended June 30, 2006. A discussion of the Board’s approval of the Global Value Fund’s sub-advisory agreements will be included in Global Value Fund’s most recent annual report to shareholders for the fiscal year ended December 31, 2006.

        The Global Value Fund is managed by a team of investment professionals who participate in the research process and stock selection. Dennis W. Stattman, the Global Value Fund’s senior portfolio manager, and Dan Chamby and Romualdo Roldan, the Fund’s associate portfolio managers, are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Stattman, the overall investment supervisor for the Fund, has been the Fund’s senior portfolio manager since 2006. Mr. Stattman is a Managing Director of BlackRock, Inc. Prior to joining BlackRock in 2006, he was a Managing Director of MLIM from 2000 to 2006. He has been a portfolio manager with BlackRock or MLIM since 1989. Mr. Chamby has been the Fund’s associate portfolio manager since 2006 and assists Mr. Stattman in the day-to-day management of the Fund’s

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portfolio. He is a Director of BlackRock, Inc. Prior to joining BlackRock in 2006, Mr. Chamby was a Director of MLIM from 2000 to 2006. He has been a portfolio manager with BlackRock or MLIM since 2003 and before that served as an analyst. Mr. Roldan has been the Fund’s associate portfolio manager since 2006 primarily advising on investments in emerging markets. He is a Director of BlackRock, Inc. Prior to joining BlackRock in 2006, Mr. Roldan was a Director of MLIM from 2000 to 2006 and was a Vice President from 1998 to 2000. He has been a portfolio manager with BlackRock or MLIM since 1999.

        The Global Value Fund SAI provides additional information about the compensation of the Global Value Fund’s portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in the Global Value Fund.

        Global Dynamic Equity Fund. BlackRock Advisors also serves as the investment adviser to the Global Dynamic Equity Fund and is responsible for the Global Dynamic Equity Fund’s investment and business activities. BlackRock Advisors provides investment advisory services to the Global Dynamic Equity Fund pursuant to an investment advisory agreement (the “Global Dynamic Equity Advisory Agreement”) under which BlackRock Advisors receives for its services to the Global Dynamic Equity Fund monthly compensation at the annual rate of 0.85% of the average daily net assets of the Fund. Following discussions with the independent Trustees on the Global Dynamic Equity Fund Board and taking into account, among other things, economies of scale as the Fund grows, BlackRock Advisors has agreed to amend the Global Dynamic Equity Advisory Agreement upon closing of the Reorganization to provide for a reduction in the investment advisory fee from the current annual rate of 0.85% to an annual rate of 0.80% of the average daily net assets of the Fund. BlackRock has also entered into sub-advisory agreements with the Sub-Advisers pursuant to which the Sub-Advisers provide investment advisory services to BlackRock Advisors with respect to the Fund. BlackRock Advisors pays each Sub-Adviser for services it provides a monthly fee at an annual rate equal to 37% of the management fee paid to BlackRock Advisors under the Global Dynamic Equity Advisory Agreement. The Sub-Advisers are responsible for the day-to-day management of the Global Dynamic Equity Fund.

        A discussion regarding the basis for the Global Dynamic Equity Fund Board’s approval of the Global Dynamic Equity Advisory Agreement and the subadvisory agreements is available in the Global Dynamic Equity Fund Annual Report.

        Except for the investment advisory fee level, the Global Value Advisory Agreement and the Global Dynamic Equity Advisory Agreement are substantially the same.

        The Global Dynamic Equity Fund is managed by a team of investment professionals who participate in the research process and stock selection. Dennis W. Stattman, the Fund’s senior portfolio manager, and Dan Chamby and Romualdo Roldan, the Fund’s associate portfolio managers, are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. James A. Macmillan is also a member of the Fund’s portfolio management team. Mr. Stattman, the overall investment supervisor for the Fund, has been the Fund’s senior portfolio manager since 2005. Mr. Stattman is a Managing Director of BlackRock. Prior to joining BlackRock in 2006, he was a Managing Director of MLIM from 2000 to 2006. He has been a portfolio manager with BlackRock or MLIM since 1989. Mr. Chamby has been the Fund’s associate portfolio manager since 2005. He is a Director of BlackRock. Prior to joining BlackRock in 2006, Mr. Chamby was a Director of MLIM from 2000 to 2006. He has been a portfolio manager with BlackRock or MLIM since 2003 and before that served as an analyst. Mr. Roldan has been the Fund’s associate portfolio manager since 2006 primarily advising on investments in emerging markets. He is a Director of BlackRock. Prior to joining BlackRock in 2006, Mr. Roldan was a Director of MLIM from 2000 to 2006 and was a Vice President from 1998 to 2000. He has been a portfolio manager with BlackRock or MLIM since 1999. Mr. Macmillan has been a member of the Fund’s management team since 2006 primarily advising on investment in Europe. He is a Managing Director of BlackRock. Prior to joining BlackRock in 2006, Mr. Macmillan was a Managing Director of MLIM from 2000 to 2006 and was a Director of an affiliate of MLIM from 1993 to 2000. He has been a portfolio manager with BlackRock or MLIM for more than five years.

        The Global Dynamic Equity SAI provides additional information about the compensation of Global Dynamic Equity Fund’s portfolio managers, other accounts managed by such managers, and such managers’ ownership of securities in the Global Dynamic Equity Fund.

        Combined Fund. Following the Reorganization, BlackRock Advisors will serve as investment adviser and the Sub-Advisers will serve as sub-advisers to the combined fund pursuant to the Global Dynamic Equity Advisory Agreement and the subadvisory agreements discussed above. The combined fund’s management team will be Dennis W. Stattman, senior portfolio manager, and Dan Chamby, Romualdo Roldan and James A. Macmillan, associate portfolio managers.

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Other Service Providers

        Global Value Fund and Global Dynamic Equity Fund. The Funds have the same service providers as follows: Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian; PFPC Inc., located at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer agent; Deloitte & Touche LLP, located at 750 College Road East, Princeton, New Jersey 08540, is the independent registered public accounting firm; BlackRock Distributors, Inc. (“BlackRock Distributors”), located at 700 Moore Road, King of Prussia, Pennsylvania 19406, and FAM Distributors, Inc. (“FAM Distributors”), P.O. Box 9081, Princeton New Jersey 08543-9081 serve as distributors; and State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services.

        Combined Fund. Following the Reorganization, the Global Dynamic Equity Fund’s current service providers will service the combined fund.

Distribution and Service Fees

        Global Value Fund. The Global Value Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Global Value Fund Distribution Plans”). Under the Global Value Fund Distribution Plans, the Global Value Fund pays annual service and distribution fees to BlackRock Distributors and FAM Distributors as co-distributors, at a rate of up to 0.25% of average daily net assets for Investor A shares, 1.00% of average daily net assets for Investor B shares, 1.00% of average daily net assets for Investor C shares, and 0.50% of average daily net assets for Class R shares. These fees are used to cover the costs of the Global Value Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries and for shareholder servicing. Institutional Shares do not pay distribution or service fees.

        Global Dynamic Equity Fund. The Global Dynamic Equity Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Global Dynamic Equity Fund Distribution Plans”) that allow the Global Dynamic Equity Fund to pay distribution fees for the sale of its shares pursuant to Rule 12b-1 under the 1940 Act and shareholder servicing fees for certain services provided to its shareholders.

        Under the Global Dynamic Equity Fund Distribution Plans, the Fund pays annual service and distribution fees to BlackRock Distributors and FAM Distributors, as co-distributors, at a rate of up to 0.25% of average daily net assets for Investor A shares, 1.00% of average daily net assets for Investor B shares, and 1.00% of average daily net assets for Investor C shares. These fees are used to cover the costs of the Global Dynamic Equity Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries and for shareholder servicing. Institutional Shares do not pay distribution or service fees.

        Combined Fund. Following the Reorganization, the combined fund will use the Global Dynamic Equity Fund Distribution Plans, as described above, for its share classes and will adopt a distribution plan for the newly created Class R shares pursuant to which the Fund pays annual service and distribution fees to BlackRock Distributors and FAM Distributors at a rate of up to 0.50% of average daily net assets for Class R shares.

        For more information on the Global Value Fund Distribution Plans or the Global Dynamic Equity Fund Distribution Plans, including a complete list of services provided thereunder, see the Global Value Fund Prospectus or the Global Dynamic Equity Fund Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement), respectively.

Purchase, Exchange, Redemption and Valuation of Shares

        Procedures for the purchase, exchange, redemption and valuation of shares of the Global Value Fund and the Global Dynamic Equity Fund are substantially similar. Shareholders should refer to the Global Dynamic Equity Fund Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) and the Global Value Fund Prospectus for the specific procedures applicable to purchases, exchanges and redemptions of shares. Shareholders should also refer to the Reorganization SAI for additional information regarding the purchase, exchange, redemption and valuation of Global Dynamic Equity Fund shares. In addition to the policies described below, certain fees may be assessed in connection with the purchase, exchange and redemption of shares. See “Summary—Fees and Expenses” above. The following discussion describes the policies and procedures related to the purchase, exchange, redemption and valuation of shares of the Global Dynamic Equity Fund, which policies and procedures will be used by the combined fund.

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        Purchasing Shares. Shareholders of the Global Dynamic Equity Fund may purchase shares of the Global Dynamic Equity Fund through a financial intermediary or directly from the transfer agent by means of a purchase application, which may be mailed to the transfer agent with a check. Purchase orders received by the transfer agent before the close of regular trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open will be priced based on the net asset value (“NAV”) calculated at the close of trading on that day plus any applicable sales charge. NAV is calculated separately for each class of shares of the Global Dynamic Equity Fund as of the pricing time each day the NYSE is open.

        The minimum investment for the initial purchase for Investor A, Investor B and Investor C shares of the Global Dynamic Equity Fund is $1,000, except that the minimum investment is $250 for certain fee-based programs and $100 for retirement plans. The minimum investment for the initial purchase for Institutional shares is $2 million for institutions and individuals and $250,000 for registered investment advisers. There is a $50 minimum for all subsequent investments, except that retirement plans have a minimum additional purchase of $1 and certain programs, such as automatic investment programs, may have higher minimums. The minimums for additional purchases may be waived under certain circumstances. Institutional shares may be purchased at net asset value without a sales charge. Only certain investors are eligible to purchase Institutional shares. Investors who are eligible to purchase Institutional shares should purchase Institutional shares because they are not subject to any sales charge and have lower ongoing expenses than Investor A, Investor B, Investor C or Class R shares.

        Exchanging Shares. Shareholders can exchange Investor A, Investor B, Investor C and Institutional shares of the Global Dynamic Equity Fund for the same class of shares of many other funds advised by BlackRock Advisors (“BlackRock-advised Funds”). If the shareholder held the exchanged shares for 30 days or less, he or she may be charged a redemption fee.

        If you exchange Investor B shares for shares of a fund with a different deferred sales charge schedule, the schedule that applies to your original shares will apply to the shares you receive in the exchange. The time you hold Investor B or Investor C shares in both funds will count when determining your holding period for calculating a deferred sales charge at redemption. If you exchange Investor A or Institutional shares for shares of BlackRock Summit Cash Reserves Fund (“Summit”), you will receive Investor A shares of Summit. Investor B or Investor C shares of the Global Dynamic Equity Fund will be exchanged for Investor B shares of Summit.

        Redeeming Shares. The redemption procedures for shares of the Global Dynamic Equity Fund are substantially similar to the redemption procedures for shares of the Global Value Fund. The Global Dynamic Equity Fund also generally charges a 2.00% redemption fee on redemptions (by sale or exchange) made within 30 days of the purchase or exchange of shares. See “Your Account—Pricing of Shares,”
“—How to Buy, Sell, Transfer and Exchange Shares,” “—How Shares are Priced” and “—Participation in Fee-Based Programs” in the Global Dynamic Equity Fund Prospectus.

        Valuation of Shares. The Global Dynamic Equity Fund calculates the NAV of each class of its shares (generally by using market quotations) each day the NYSE is open as of the close of business on the NYSE based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. The NAV used in determining share price is the next one calculated after the purchase or redemption order is placed. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem the Fund’s shares.

        Generally, Institutional shares will have the highest NAV because that class has the lowest expenses, and Investor A shares will have a higher NAV than Investor B, Investor C or Class R shares, and Class R shares will have a higher NAV than Investor B or Investor C shares. Also, dividends paid on Investor A, Institutional and Class R shares will generally be higher than dividends paid on Investor B and Investor C shares because Investor A, Institutional and Class R shares have lower expenses.

        The Global Dynamic Equity Fund may invest a portion of its assets in foreign securities. Generally, trading in foreign securities, as well as U.S. government securities, money market instruments, and certain fixed income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE and may not be reflected in the computation of the Fund’s NAV. If market quotations are not readily available or, in the Manager’s judgment, do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes more accurately reflects the fair value.

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        The Global Dynamic Equity Fund generally values fixed income portfolio securities using market prices provided by an independent pricing service approved by the Fund’s Board of Trustees. If market quotations are not readily available or, in the Manager’s judgment, they do not accurately reflect fair value for a security, that security may be valued by another method that the Board of Trustees believes more accurately reflects the fair value. Fair value determinations may be made by the Fund’s independent pricing service using a matrix pricing system or by the Valuation Committee after consideration of the material factors that may affect the value of a particular security.

        The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager’s Valuation Committee. Fair value determinations by the Manager that affect the Fund’s NAV are subject to review, approval or ratification, as appropriate, by the Board. In determining whether current market prices are readily available or accurately reflect a security’s fair value, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day or a company announcement) or events affecting securities markets generally (for example, market volatility or a natural disaster).

        If, after the close of the principal market on which a security held by the Global Dynamic Equity Fund is traded and before the time as of which the Fund’s NAV is calculated that day, a significant event has occurred that the Manager determines in the exercise of its judgment will cause a change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security. The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service approved by the Board of Trustees to take those factors into account.

        The Global Dynamic Equity Fund’s use of fair value pricing is designed to ensure that the Fund’s NAV reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair value used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

        The Global Dynamic Equity Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the NAV next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

        Following the Reorganization, NAV will be determined in a manner consistent with the Global Dynamic Equity Fund’s procedures, as described above.

Market Timing

        The following discussion describes the market timing policies of the Global Dynamic Equity Fund, which policies are similar to the policies of the Global Value Fund and will be used by the combined fund.

        The Global Dynamic Equity Fund reserves the right to reject any purchase order, including exchanges. Short-term or excessive trading (sometimes known as “market timing”) into and out of the Global Dynamic Equity Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may also dilute the value of the holdings of other shareholders of the Global Dynamic Equity Fund. Short-term or excessive trading may cause the Global Dynamic Equity Fund to retain more cash than the portfolio manager would normally retain in order to meet unanticipated redemptions or may force the Global Dynamic Equity Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemption or exchange requests. Accordingly, the Global Dynamic Equity Fund has adopted certain policies and procedures, which have been reviewed and approved by the Global Dynamic Equity Fund Board, designed to deter such short-term or excessive trading. The Global Dynamic Equity Fund also generally charges a 2.00% redemption fee on redemptions (by sale or exchange) made within 30 days of the purchase or exchange of shares. The Global Dynamic Equity Fund will reject purchase orders from market timers or other investors if Fund management, in its discretion, has determined that such orders are short-term or excessive, and will be disruptive to the Fund. For these purposes,

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Fund management considers an investor’s trading history in the Global Dynamic Equity Fund or other funds advised by the Manager or its affiliates, and accounts under common ownership or control. Each Distributor has entered into agreements with respect to financial advisers and other financial intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such financial advisers and other financial intermediaries undertake to cooperate with the Distributors in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Global Dynamic Equity Fund’s shares through such accounts.

        Because the Global Dynamic Equity Fund may invest a substantial portion of its assets in foreign securities that may trade in markets that close some time before the time at which the Global Dynamic Equity Fund calculates its NAV, it may be more subject to the risks of time zone arbitrage than a fund that does not invest in foreign securities to the same extent. Time zone arbitrage is a market timing strategy that seeks to take advantage of changes in the value of the Global Dynamic Equity Fund’s portfolio holdings during the period between the close of the markets in which the Fund’s portfolio securities primarily trade and the close of the NYSE. For this reason, the Global Dynamic Equity Fund may, at times, fair value its portfolio securities in order to deter such market timing.

        The Global Dynamic Equity Fund applies these policies to all shareholders (except that there are certain conditions under which the redemption fee will not be assessed). However, Fund management may not be able to determine that a specific order, particularly with respect to orders made through omnibus accounts or 401(k) plans, is short-term or excessive, and will be disruptive to the Fund and so makes no representation that all such orders can or will be rejected.

FINANCIAL HIGHLIGHTS

        Financial highlights tables for the existing share classes of the Global Dynamic Equity Fund may be found in the Global Dynamic Equity Fund’s current prospectus, a copy of which accompanies this Combined Prospectus/Proxy Statement. The financial highlights tables for the share classes of the Global Value Fund may be found in the Global Value Fund Prospectus, which is available upon request.

INFORMATION ABOUT THE REORGANIZATION

General

        Under the Reorganization Agreement, the Global Value Fund will transfer substantially all of its assets and certain stated liabilities to the Global Dynamic Equity Fund in exchange for Investor A, Investor B, Investor C, Institutional and newly created Class R shares of the Global Dynamic Equity Fund. For more details about the Reorganization Agreement, see Appendix B—“Form of Agreement and Plan of Reorganization.” Generally, the assets transferred by the Global Value Fund to the Global Dynamic Equity Fund will equal (a) all investments of the Global Value Fund held in its portfolio as of the close of regular trading on the New York Stock Exchange on the business day prior to the Closing Date specified in the Reorganization Agreement (the “Valuation Time”), and (b) all other assets owned directly or indirectly by the Global Value Fund as of such time. The shares of the Global Dynamic Equity Fund received by the Global Value Fund shareholders will be of the same class and have the same aggregate NAV as each such stockholder’s interest in the Global Value Fund as of the Valuation Time. See “Your Account — How Shares are Priced” in the Global Dynamic Equity Prospectus for information concerning the calculation of NAV. Such shares will then be distributed on a proportionate basis to the shareholders of the Global Value Fund. Then, as soon as practicable after the Closing Date (specified in the Reorganization Agreement), all outstanding shares of Global Value Fund will be redeemed pursuant to Maryland law and the Fund’s charter and the Global Value Fund will be dissolved under applicable state law and deregistered as an investment company under the Investment Company Act.

        The distribution of Global Dynamic Equity Fund shares to the Global Value Fund shareholders will be accomplished by opening new accounts on the books of the Global Dynamic Equity Fund in the names of the Global Value Fund shareholders and transferring to those shareholder accounts the shares of the Global Dynamic Equity Fund. Such newly-opened accounts on the books of the Global Dynamic Equity Fund will represent for each Global Value Fund shareholder the respective pro rata number of shares of the same class of the Global Dynamic Equity Fund that the Global Value Fund receives under the terms of the Reorganization Agreement. See “Terms of the Reorganization Agreement” below.

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        Accordingly, as a result of the Reorganization, each Global Value Fund shareholder will own shares of the Global Dynamic Equity Fund of the same class as he or she held in Global Value Fund, and having an aggregate NAV immediately after the Closing Date equal to the aggregate NAV of that shareholder’s Global Value Fund shares immediately prior to the Closing Date. The Reorganization will not result in dilution of either Fund’s NAV. However, as a result of the Reorganization, a shareholder of the Global Value Fund or the Global Dynamic Equity Fund will hold a reduced percentage of ownership in the larger combined fund than the shareholder did in either of the Funds.

        No sales charge or fee of any kind will be assessed to the Global Value Fund shareholders in connection with their receipt of shares of the Global Dynamic Equity Fund in the Reorganization, although shareholders who receive Investor B, Investor C (and, under certain circumstances, Investor A Shares) in the Reorganization will continue to be subject to a contingent deferred sales charge if they sell such shares after the Reorganization but before the applicable holding period expires. The holding period with respect to any contingent deferred sales charge applicable to shares of the Global Dynamic Equity Fund acquired in the Reorganization will be measured from the earlier of the time (i) the shares were purchased from the Global Value Fund or (ii) the shares were purchased from any other BlackRock-advised fund (or, prior to October 2, 2006, a MLIM-advised fund) and subsequently were exchanged for shares of the Global Value Fund. Redemptions made after the Reorganization may be subject to contingent deferred sales charges and/or redemption fees.

Terms of the Reorganization Agreement

        Pursuant to the Reorganization Agreement, the Global Dynamic Equity Fund will acquire substantially all of the assets and certain stated liabilities of the Global Value Fund on the Closing Date in consideration for shares of the Global Dynamic Equity Fund.

        On the Closing Date, the Global Value Fund will transfer to the Global Dynamic Equity Fund substantially all of its assets in exchange solely for Investor A, Investor B, Investor C, Institutional and Class R Shares of the Global Dynamic Equity Fund that are equal in value to the value as of the Valuation Time of the net assets of the Global Value Fund transferred to the Global Dynamic Equity Fund, as determined in accordance with the Global Dynamic Equity Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties, and the assumption by the Global Dynamic Equity Fund of certain stated liabilities of the Global Value Fund provided for in an agreed upon schedule prior to the Closing Date. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the Global Value Fund will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

        The Global Value Fund expects to distribute the shares of the Global Dynamic Equity Fund to the shareholders of the Global Value Fund promptly after the Closing Date. After distribution of such shares, all outstanding shares of the Global Value Fund will be redeemed in accordance with Maryland law. Thereafter, the Global Value Fund will be dissolved under Maryland law and deregistered as an investment company under the 1940 Act.

        The Global Dynamic Equity Fund and the Global Value Fund have made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

        Unless waived in accordance with the Reorganization Agreement, the obligations of the parties to the Reorganization Agreement are conditioned upon, among other things:

•	the approval of the Reorganization by the Global Value Fund’s shareholders;
•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;
•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;
•	the truth in all material respects as of the Closing Date of the representations and warranties of the parties and performance and compliance in all material respects with the parties’ agreements, obligations and covenants required by the Reorganization Agreement;

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•	the effectiveness under applicable law of the registration statement of the Global Dynamic Equity Fund of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;
•	the declaration of a dividend by the Global Value Fund to distribute all of its undistributed net investment income and net capital gains; and
•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.

        The Reorganization Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the shareholders of the Global Value Fund.

        The Global Value Fund Board recommends that you vote to approve the Reorganization, as it believes the Reorganization is in the best interests of the Global Value Fund’s shareholders (as described more fully in “Reasons for the Reorganization” below) and that the interests of existing shareholders of the Global Value Fund will not be diluted with respect to net asset value as a result of consummation of the proposed Reorganization.

Reasons for the Reorganization

        The factors considered by the Global Value Fund Board with regard to the Reorganization include, but are not limited to, the following:

•	The investment objectives and policies of the Global Value Fund and the Global Dynamic Equity Fund are similar. See “Comparison of the Global Value Fund and the Global Dynamic Equity Fund—Investment Objectives and Principal Investment Strategies.”

Through the Reorganization, shareholders will be invested in a combined fund with similar objectives and strategies. As a result, the style and risk/return profile of the combined fund will remain comparable to those of the shareholders’ current investment. In addition, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of the combined fund.

•	The expectation that the combined fund will achieve certain operating efficiencies from its larger net asset size.

The larger net asset size of the combined fund should permit the combined fund to achieve certain economies of scale as certain costs can be spread over a larger asset base, and the larger combined fund may achieve greater portfolio diversity and potentially lower portfolio transaction costs.

•	The expectation that the combined fund will have a projected net operating expense ratio that is the same as that of the Global Value Fund prior to the Reorganization, although the management fee of the Global Dynamic Equity Fund is higher than the management fee of the Global Value Fund.

Shareholders of each class of the Global Value Fund are expected to experience no change in the net operating expense ratio in the combined fund from the net operating expense ratio of the class of shares they held in the Global Value Fund prior to the Reorganization. In this regard, upon completion of the Reorganization BlackRock Advisors has agreed to reduce its investment advisory fee by .05% by an amendment to the advisory agreement and has contractually agreed to waive or reimburse fees or expenses until two years after the closing of the Reorganization so that the net operating expense ratio of each class of shares of the combined fund will not exceed that of the Global Value Fund as of October 31, 2006. After the two year period, the net operating expense ratio could increase. See “Summary—Fees and Expenses.”

•	The fact that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

The Reorganization provides for a tax-free transfer of substantially all of the assets and certain stated liabilities of the Global Value Fund in exchange for shares of the Global Dynamic Equity Fund. Shareholders will receive Global Dynamic Equity Fund shares equivalent to the aggregate NAV of their Global Value Fund shares, and will pay no federal income tax on the transaction.

•	The fact that although the Global Dynamic Equity Fund is smaller than the Global Value Fund, and even though the investment objectives and policies of the Funds are similar, BlackRock Advisors believes that the Global Dynamic Equity Fund has a more flexible investment strategy than the Global Value Fund. See

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“Comparison of the Global Value Fund and the Global Dynamic Equity Fund - Investment Objectives and Principal Investment Strategies.”

While the Global Value Fund seeks long term capital appreciation by investing primarily in equity securities of issuers with market capitalizations of greater than $1 billion, the Global Dynamic Equity Fund seeks high total return by investing in equity securities of issuers of any market capitalization. The Global Dynamic Equity Fund also generally invests up to 20% of its assets in various types of debt securities. In addition, the Global Value Fund follows a value investing style while the Global Dynamic Equity Fund, although it seeks to invest in securities that are undervalued, does not follow a specific investing style. The Global Value Fund is non-diversified and, therefore, subject to the risks associated with investing in a smaller number of issuers; the Global Dynamic Equity Fund is a diversified fund and is not subject to non-diversification risk.

•	The relative performance history of each Fund.

The Global Value Fund Board reviewed the relative performance of each Fund over different time periods compared with each other and to the relative benchmarks applicable to each Fund. The Board noted that Global Dynamic Equity Fund commenced operations on November 4, 2005 while the Global Value Fund commenced operations on November 1, 1996. Because the combined fund will most closely resemble the Global Dynamic Equity Fund, the Global Dynamic Equity Fund will be the accounting survivor of the Reorganization. As such, the combined fund will assume the performance history of the Global Dynamic Equity Fund at the closing of the Reorganization.

•	The costs associated with the Reorganization attributable to the Global Value Fund will be absorbed by BlackRock Advisors or its affiliates and will not be borne by shareholders (except that shareholders will pay the brokerage or trading expenses of securities sold prior to the Reorganization).

Shareholders of the Global Value Fund will not bear any costs associated with the Reorganization, including proxy solicitation expenses and sales charges. Proxy solicitation expenses include legal fees, printing, packaging and postage—all of which will be covered by BlackRock Advisors or its affiliates. Shareholders will not have to pay any sales charge (including any contingent deferred sales charge) on the Global Dynamic Equity Fund shares received in the Reorganization. For purposes of determining the application of any contingent deferred sales charge after the Reorganization, the holding period for their Global Value Fund shares will carry over to the Global Dynamic Equity Fund shares they receive in the Reorganization.

        For these and other reasons, the Global Value Fund Board unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Global Value Fund and its shareholders and that the interest of the shareholders of the Global Value Fund will not be diluted with respect to net asset value as a result of the Reorganization. The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Material U.S. Federal Income Tax Consequences of the Reorganization

        The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of the Global Value Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders must consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

        It is a condition to closing the Reorganization that each of the Global Value Fund and the Global Dynamic Equity Fund receives an opinion from Sidley Austin LLP, counsel to the Global Dynamic Equity Fund and the Global Value Fund, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the

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meaning of Section 368(a) of the Code and that the Global Dynamic Equity Fund and the Global Value Fund each will be a “party to a reorganization”within the meaning of Section 368(b) of the Code. As such a reorganization, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:

•	No gain or loss will be recognized by either the Global Value Fund or by the Global Dynamic Equity Fund upon the transfer of substantially all of the assets of the Global Value Fund to the Global Dynamic Equity Fund solely in exchange for the shares of the Global Dynamic Equity Fund and the assumption by the Global Dynamic Equity Fund of certain stated liabilities of the Global Value Fund, or upon the distribution of the shares of the Global Dynamic Equity Fund by the Global Value Fund to its shareholders in the subsequent liquidation of the Global Value Fund.
•	No gain or loss will be recognized by a shareholder of the Global Value Fund who exchanges all of his, her or its shares of the Global Value Fund solely for the shares of the Global Dynamic Equity Fund pursuant to the Reorganization.
•	The aggregate tax basis of the shares of the Global Dynamic Equity Fund received by each shareholder of the Global Value Fund pursuant to the Reorganization (including any fractional share) will be the same as the aggregate tax basis of the shares of the Global Value Fund surrendered in exchange therefor.
•	The holding period of the shares of the Global Dynamic Equity Fund received by a shareholder of the Global Value Fund pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Global Value Fund surrendered in exchange therefor, assuming the shareholder held those shares as a capital asset.
•	The Global Dynamic Equity Fund’s tax basis in assets of the Global Value Fund received by the Global Dynamic Equity Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Global Value Fund immediately prior to the Reorganization, and the Global Dynamic Equity Fund’s holding period for such assets will, in each instance, include the period during which the assets were held by the Global Value Fund.

        The opinion of Sidley Austin LLP will be based on U.S. federal income tax law in effect on the Closing Date. In rendering its opinion, Sidley Austin LLP will also rely upon certain representations of the management of the Global Dynamic Equity Fund and the Global Value Fund and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. An opinion of counsel is not binding on the IRS or any court.

        The Global Dynamic Equity Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Global Value Fund and its shareholders.

        Prior to the Closing Date, the Global Value Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date.

        A portion of the portfolio assets of the Global Value Fund may be sold in connection with the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio assets are sold and the Global Value Fund’s basis in such assets. Any net capital gains recognized in these sales will be distributed to the appropriate Global Value Fund’s shareholders as capital-gain dividends (to the extent of net long-term capital gains) and/or ordinary income dividends (to the extent of net short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

        As of October 31, 2006, the Global Dynamic Equity Fund had net realized capital gains of approximately $6.0 million, representing approximately $0.25 per share of the Global Dynamic Equity Fund, which will be distributed to shareholders of the Global Dynamic Equity Fund prior to the Reorganization. As of October 31, 2006, the Global Value Fund had net realized capital gains of approximately $115.4 million, representing approximately $2.64 per share of the Global Value Fund, which will be distributed to shareholders of the Global Value Fund prior to the Reorganization. The Global Dynamic Equity Fund had net unrealized appreciation of approximately $24.6 million ($1.00 per share), the Global Value Fund had net unrealized appreciation of approximately $74.5 million ($1.70 per share). After the Reorganization, net unrealized appreciation would represent approximately $1.12 per share for the Combined Fund, assuming the Reorganization had been consummated as of October 31, 2006.

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        Shareholders of the Global Value Fund may redeem their shares or exchange their shares for shares of certain other funds distributed by BlackRock Distributors or FAM Distributors at any time prior to the closing of the Reorganization. Redemptions and exchanges of shares generally are taxable transactions, unless the shareholder’s account is not subject to taxation, such as an individual retirement account or other tax-qualified retirement plan. Shareholders should consult with their own tax advisers regarding potential transactions.

Expenses of the Reorganization

        BlackRock Advisors or its affiliates will pay the expenses incurred by the Global Value Fund in connection with the preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs. BlackRock Advisors or its affiliates will bear the direct and indirect expenses incurred by the Global Value Fund in connection with the liquidation and dissolution of the Global Value Fund, including all direct and indirect expenses and out-of-pocket costs (excluding any brokerage or trading expenses of securities sold by the Global Value Fund prior to the Reorganization).

        Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to each Fund’s Board, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; auditing fees associated with inclusion of each Fund’s financial statements in the Form N-14; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization.

        The expenses of the Reorganization attributable to the Global Dynamic Equity Fund will be paid by the Global Dynamic Equity Fund.

Continuation of Shareholder Accounts and Plans; Share Certificates

        If the Reorganization is approved, the Global Dynamic Equity Fund will establish an account for each Global Value Fund shareholder containing the appropriate number of shares of the Global Dynamic Equity Fund. Shareholders of the Global Value Fund who are accumulating the Global Value Fund shares under the dividend reinvestment plan, who are receiving payment under the systematic withdrawal plan, or who benefit from special sales programs with respect to Global Value Fund shares will retain the same rights and privileges after the Reorganization in connection with the shares of the Global Dynamic Equity Fund received in the Reorganization through similar plans maintained by the Global Dynamic Equity Fund.

        It will not be necessary for shareholders of the Global Value Fund to whom certificates have been issued to surrender their certificates. Upon dissolution of the Global Value Fund, such certificates will become null and void. Generally, no certificates for the Global Dynamic Equity Fund will be issued.

Legal Matters

        Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Sidley Austin LLP, which serves as counsel to the Global Dynamic Equity Fund and the Global Value Fund. Certain legal matters concerning the issuance of shares of the Global Dynamic Equity Fund will be passed on by Richards, Layton & Finger, P.A., Delaware counsel to the Global Dynamic Equity Fund.

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OTHER INFORMATION

Capitalization

        The following table sets forth as of October 31, 2006: (i) the unaudited capitalization of the Global Value Fund; (ii) the unaudited capitalization of the Global Dynamic Equity Fund; and (iii) the unaudited pro forma capitalization of the Global Dynamic Equity Combined Fund assuming the Reorganization has been approved. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Global Value Fund*
Investor A	$387,146,407	$15.04	25,738,436
Investor B	72,953,237	14.43	5,056,256
Investor C	90,716,015	14.40	6,298,980
Institutional	97,413,346	15.17	6,422,541
Class R	3,418,105	14.88	229,658

Total	$651,647,110

Global Dynamic Equity Fund*
Investor A	$ 65,134,246	$11.72	5,557,935
Investor B	17,958,967	11.63	1,544,053
Investor C	100,723,155	11.63	8,658,108
Institutional	104,874,727	11.75	8,926,688

Total	$288,691,095

Pro Forma Global Dynamic Equity Combined Fund*
Investor A	$452,280,653	$11.72	38,593,315
Investor B	90,912,204	11.63	7,816,333
Investor C	191,439,170	11.63	16,456,008
Institutional	202,288,073	11.75	17,218,281
Class R	3,418,105	14.88	229,658

Total	$940,338,205

*	Reflects pro forma adjustments which include the distribution of undistributed net investment income and/or capital gains, the sale and purchase of securities due to market restrictions on transfer of securities, and the estimated Reorganization expenses to be paid for by Global Dynamic Equity Fund. The number of shares assumed to be issued to the shareholders of the Global Value Fund in the Reorganization is equal to the net asset value of the shares of Global Value Fund, as of October 31, 2006, divided by the net asset value per share of the shares of Global Dynamic Equity Fund as of October 31, 2006. The pro forma number of shares of Global Dynamic Equity Fund to be issued to the shareholders of Global Value Fund in the Reorganization are as follows: 33,035,380 Investor A shares, 6,272,280 Investor B shares, 7,797,900 Investor C shares, 8,291,593 Institutional shares and 229,658 Class R shares.

Shareholder Information

        As of January 19, 2007, there were 49,343,963 shares of the Global Value Fund outstanding. As of such date, the Directors and officers of the Global Value Fund as a group owned less than 1% of the shares of the Global Value Fund. As of January 19, 2007, no person was known by the Global Value Fund to own beneficially or of record 5% or more of any class of shares of the Global Value Fund except as follows:

Name	Address	Class; Type of Ownership	% of Class	% of Global Value Fund	% of Combined Fund Post-Closing

Merrill Lynch Trust Co., FSB*	800 Scudders Mill Road	Institutional	40.27%	6.01%	4.28%
TTEE FBO Merrill Lynch	Plainsboro, NJ 08536

Merrill Lynch International	800 Scudders Mill Road	Institutional	17.55%	2.62%	1.86%
Deferred Comp Plan Hedging	Plainsboro, NJ 08536
Equity Financing & Swaps*

Merrill Lynch Trust Co., FSB*	800 Scudders Mill Road	Institutional	12.71%	1.90%	1.35%
TTEE FBO Merrill Lynch	Plainsboro, NJ 08536

JPMorgan Chase Bank TTEE FBO*	800 Scudders Mill Road	Class R	10.82%	0.09%	0.06%
Taylors Freezers of So. CA, Inc.	Plainsboro, NJ 08536

JPMorgan Chase Bank TTEE FBO*	800 Scudders Mill Road	Class R	8.72%	0.07%	0.05%
Reading Rock, Inc.	Plainsboro, NJ 08536

JPMorgan Chase Bank TTEE FBO*	800 Scudders Mill Road	Class R	6.18%	0.05%	0.04%
The Upledger Institute, Inc.	Plainsboro, NJ 08536

*	Record holder on behalf of certain employee retirement, personal trust or savings plan accounts for which it acts as trustee.

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        As of January 19, 2007, the Global Dynamic Equity Fund had outstanding 26,587,585 shares. As of January 19, 2007, the Trustees and officers of the Global Dynamic Equity Fund as a group owned less than 1% of the outstanding shares of the Global Dynamic Equity Fund. As of January 19, 2007, no person was known by the Global Dynamic Equity Fund to own beneficially or of record 5% or more of any class of shares of the Global Dynamic Equity Fund except as follows:

Name	Address	Class; Type of Ownership	% of Class	% of Global Dynamic Equity Fund	% of Combined Fund Post-Closing

DDI Inc.*	800 Scudders Mill Road	Investor A	22.35%	4.89%	1.46%
Pledge Collateral to Bank	Plainsboro, NJ 08536
Wachovia Bank, N.A.

DDI Inc.*	800 Scudders Mill Road	Investor A	11.91%	2.61%	0.78%
Pledge to Wachovia Bank, N.A.	Plainsboro, NJ 08536

Merrill Lynch Trust Co.*	800 Scudders Mill Road	Investor A	8.61%	1.88%	0.56%
Agent of the Snyder ABC	Plainsboro, NJ 08536
Partnership

Estuary Corp*	800 Scudders Mill Road	Investor A	6.24%	1.36%	0.41%
Pledge Collateral to Bank	Plainsboro, NJ 08536

Alfred E Mann TTEE*	800 Scudders Mill Road	Investor A	6.17%	1.35%	0.40%
U/A DTD 4/9/1999	Plainsboro, NJ 08536
By Alfred E Mann Living Trust
Pledged to ML Lender

Merrill Lynch Trust Co.*	800 Scudders Mill Road	Investor A	5.67%	1.24%	0.37%
Agent of the Snyder ABC	Plainsboro, NJ 08536
Partnership

*	Record holder on behalf of certain employee retirement, personal trust or savings plan accounts for which it acts as trustee.

Shareholder Rights and Obligations

        While the Global Value Fund and the Global Dynamic Equity Fund are different entities and, thus, governed by different organizational documents, the Reorganization will not result in material differences in shareholder rights. The shares of the Global Dynamic Equity Fund to be distributed to shareholders of the Global Value Fund will generally have the same legal characteristics as the shares of the Global Value Fund with respect to such matters as voting rights, assessability, and transferability.

        The Global Value Fund is a corporation organized under the laws of the State of Maryland. The Global Dynamic Equity Fund is a statutory trust organized under the laws of the State of Delaware. The authorized capital stock of the Global Value Fund consists of 1,300,000,000 shares of common stock having a par value of $0.10 per share, of which it is authorized to issue 100,000,000 shares of each of Investor A, Investor C and Institutional shares and 500,000,000 shares of each of Investor B and Class R shares. Under its organizational documents, the Global Dynamic Equity Fund is authorized to issue unlimited shares of beneficial interest with or without par value. The Global Dynamic Equity Fund currently offers four classes of shares (Investor A, Investor B, Investor C, and Institutional), and, in connection with the Reorganization, will continue to issue those four classes of shares in addition to issuing shares of newly created Class R.

        The Global Dynamic Equity Fund will continue indefinitely until terminated.

        With respect to each Fund, shares of the same class within such Fund have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. Each Fund and class of shares within such Fund bears its own expenses related to its distribution of shares (and other expenses such as shareholder or administrative services).

        Unless (i) the Global Dynamic Equity Fund Board has determined that a matter only affects the interests of one or more class or classes (in which case only shareholders of the affected class or classes are entitled to vote) or (ii) otherwise required by applicable law, on any matter submitted to a vote of shareholders of the Global Dynamic Equity Fund, all shares entitled to vote are voted in the aggregate and not by class. The shares of the Global Value Fund have substantially similar voting rights.

        There are no preemptive rights in connection with shares of the Global Value Fund or the Global Dynamic Equity Fund. When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of the Global Dynamic Equity Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

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         The foregoing is only a summary of certain rights of shareholders under the organizational documents governing the Global Value Fund and the Global Dynamic Equity Fund and under applicable state law, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Shareholder Proposals

        The Global Value Fund and the Global Dynamic Equity Fund do not hold regular annual meetings of shareholders in any year in which the 1940 Act does not require shareholders to act upon any of the following matters: (i) election of Directors or Trustees; (ii) approval of a management agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants. In the event the Reorganization is not completed, the Global Value Fund does not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. Any shareholder who wishes to submit proposals for consideration at a meeting of shareholders of the Global Value Fund should send such proposal to the Secretary of the Global Value Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536. Any shareholder who wishes to submit proposals for consideration at a meeting of shareholders of the Global Dynamic Equity Fund should send such proposal to the secretary of the Global Dynamic Equity Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

Solicitation of Proxies

        Solicitation of proxies is being made on behalf of the Global Value Fund and the Global Value Fund Board primarily by the mailing of the Notice and this Combined Prospectus/Proxy Statement with its enclosures on or about February 20, 2007. Global Value Fund shareholders whose shares are held by nominees such as brokers can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of the Global Value Fund and its affiliates as well as dealers or their representatives may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. The Global Value Fund has retained Computershare Fund Services (“Computershare”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. Global Value Fund shareholders may receive a telephone call from Computershare asking them to vote. The proxy solicitation expenses in connection with the Reorganization are estimated to be approximately $3,500 plus out of pocket expenses of $8,575 for the Global Value Fund, all of which will be borne by BlackRock Advisors, or its affiliates.

        Brokerage firms and others will be reimbursed for their expenses in forwarding solicitation material to the beneficial owners of shares of the Global Value Fund. Representatives of BlackRock Advisors and its affiliates and other representatives of the Global Value Fund may also solicit proxies. Questions about the proposal should be directed to Computershare at 1-866-704-4427.

        Computershare and its agents will assist with the mailing and tabulation effort and may also solicit proxies by contacting shareholders by telephone.

VOTING INFORMATION AND REQUIREMENTS

General

        This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of the Global Value Fund into the Global Dynamic Equity Fund and the solicitation of proxies by and on behalf of the Global Value Fund Board for use at the Special Meeting of shareholders of the Global Value Fund. The Special Meeting will be held on Monday, March 19, 2007 at 9:00 a.m., Eastern time, at the offices of Global Value Fund at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, or at such later time as is made necessary by adjournment or postponement.

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        As of January 19, 2007, the Global Value Fund had the following number of shares outstanding:

Share Class	Number of Shares
Investor A	29,573,258
Investor B	4,831,045
Investor C	7,164,468
Institutional	7,359,718
Class R	415,474

        Only shareholders of record as of the close of business on January 19, 2007 will be entitled to notice of and to vote at the Special Meeting. Each share is entitled to one vote, with fractional shares voting proportionally.

Shareholder Approval

        Approval by the Global Value Fund of the proposed Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares entitled to vote, as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of all classes of the Fund present or represented by proxy at the Special Meeting, voting together as a single class, if holders of more than 50% of the outstanding shares of all classes, taken as a single class, are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of all classes of the Fund, voting together as a single class. If the shareholders fail to approve the proposed Reorganization, the Reorganization will not occur. The Global Value Fund Board has fixed the close of business on January 19, 2007 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting. Global Value Fund shareholders on the Record Date are entitled to one vote for each share held, with no shares having cumulative voting rights.

        If a proxy authorization (“Proxy”) is properly given in time for a vote at the Special Meeting (either by returning the paper Proxy card or by submitting a Proxy by telephone or over the internet), the shares of the Global Value Fund represented thereby will be voted at the Special Meeting in accordance with the shareholder’s instructions. The Proxy grants discretion to the persons named therein, as proxies, to take such further action as they may determine to be appropriate in connection with any other matter, which may properly come before the Special Meeting, or any adjournments or postponements thereof. The Global Value Fund Board does not currently know of any matter to be considered at the Special Meeting other than the matters set forth in the Notice of Special Meeting of Shareholders.

        One-third of the outstanding shares of the Global Value Fund entitled to vote on a proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting.

        The persons named as proxies may, whether or not a quorum is present, propose one or more adjournments or postponements of the Special Meeting on behalf of the Global Value Fund without further notice to permit further solicitation of Proxies, provided such persons determine that an adjournment or postponement and additional solicitation are reasonable and in the interest of the shareholders of the Global Value Fund, after consideration of all relevant factors, including the nature of the relevant proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such solicitation. Any such adjournment or postponement will require the affirmative vote of a majority of votes cast by the shareholders of the Global Value Fund present in person or by proxy and entitled to vote at the session of the Special Meeting to be adjourned or postponed. If no quorum is present, such adjournment will require the affirmative vote of holders of a majority of the shares present in person or by proxy. Those proxies that are instructed to vote in favor of the Reorganization, will vote in favor of any such adjournment or postponement, and those proxies that are instructed to vote against the Reorganization, will vote against any such adjournment or postponement, as applicable.

        All properly executed Proxies received prior to the Special Meeting will be voted in accordance with the instructions marked thereon or otherwise as provided therein. For purposes of determining the presence of a quorum for transacting business at the Special Meeting and determining whether sufficient votes have been received for approval of any proposal to be acted upon at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting and entitled to vote on the matter, but that have not been voted. Unless instructions to the contrary are marked, properly executed Proxies will be voted “For” the approval of the proposed Reorganization. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) will be counted as present for purposes of a quorum but would have the same effect as votes “Against” the Reorganization.

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        Broker-dealer firms holding shares in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares on each proposal before the Special Meeting. The NYSE has taken the position that broker-dealers that are members of the NYSE and that have not received instructions from a customer prior to the date specified in the broker-dealer firms’ request for voting instructions may not vote such customer’s shares on the Reorganization proposal. A signed proxy card or other authorization by a beneficial owner of shares that does not specify how the beneficial owner’s shares are to be voted on a proposal may be deemed to be an instruction to vote such shares in favor of the applicable proposal.

Manner of Voting

        Global Value Fund shareholders may vote by appearing in person at the Special Meeting, or may authorize a proxy to vote their shares by returning the enclosed Proxy card or vote via telephone or the internet using the instructions provided on the enclosed Proxy card. Any shareholder who has given a Proxy, whether in written form, by telephone or over the internet, may revoke it at any time prior to its exercise by submitting a subsequent written, telephonic or electronic vote, by giving written notice of revocation to the Secretary of the Global Value Fund, or by voting in person at the Special Meeting.

        Voting by Mail. To vote by mail, you should date and sign the Proxy card included with this Combined Prospectus/Proxy Statement, indicate your vote on the proposal, and return the form in the envelope provided.

        Voting by Telephone. There are two convenient methods to vote by telephone. If telephone voting is available for your account, a toll-free telephone number will be printed on your Proxy card. Prior to calling, you should read this Combined Prospectus/Proxy Statement and have your Proxy card at hand. (Please note, however, that telephone voting may not be available to shareholders whose shares are held by a broker or other intermediary on the shareholder’s behalf.)

        First, you may use the automated touch-tone voting method by calling the toll-free number provided on the Proxy card. At the prompt, follow the menu.

        Second, a separate toll-free number is provided on the Proxy card for shareholders who wish to speak to a telephone representative directly and give verbal instructions. The telephone representative will assist the shareholder with the voting process. The representative will not be able to assist a shareholder with information that is not contained in this Combined Prospectus/Proxy Statement, and the representative will not make recommendations on how to vote on the proposal.

        A written confirmation of your telephone instructions will be mailed within 72 hours. You should immediately call 1-866-704-4427 toll-free between 9 A.M. and 6 P.M. Monday through Friday Eastern time if no confirmation is received or if your instructions have not been properly reflected.

        Internet Voting. To vote over the internet, please refer to the proxy card for voting instructions. Prior to logging on, you should read this Combined Prospectus/Proxy Statement and have your Proxy card at hand. After logging on, follow the instructions on the screen. If you receive more than one Proxy card, you may vote them during the same session. (Please note, however, that internet voting may not be available to shareholders whose shares are held by a broker or other intermediary on the shareholder’s behalf.)

        Additional Information. Shareholders voting their Proxies by telephone or over the internet need not return their Proxy card by mail.

        A person submitting votes by telephone or over the internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the internet to submit voting instructions, the shareholder is authorizing Computershare, a proxy solicitation firm, and its agents, to execute a Proxy to vote the shareholder’s shares at the Special Meeting as the shareholder has indicated.

        The Global Value Fund believes that the procedures for authorizing the execution of a Proxy by telephone or over the internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.

        You are requested to fill in, sign and return the enclosed Proxy card promptly even if you expect to be present in person at the meeting since you can always reverse your vote at the Special Meeting and unexpected circumstances might prevent you from attending. No postage is necessary if mailed in the United States.

February 12, 2007

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APPENDIX A

INVESTMENT RESTRICTIONS

BlackRock Global Value Fund, Inc.

        Global Value Fund has adopted restrictions and policies relating to the investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Global Value Fund and may not be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the Fund’s shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Fund has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Directors without shareholder approval. None of the following fundamental or non-fundamental investment restrictions shall prevent a Fund from investing all of its assets in shares of another registered investment company.

        Set forth below are the Global Value Fund’s fundamental and non-fundamental investment restrictions. Unless otherwise provided, all references below to the assets of a Fund are in terms of current market value.

        Under the fundamental investment restrictions, a Fund may not:

(1) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

(2) Make investments for the purpose of exercising control or management. Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

(3) Purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(4) Make loans to other persons, except (i) that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, (ii) that a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and the Statement of Additional Information, as it may be amended from time to time.

(5) Issue senior securities to the extent such issuance would violate applicable law.

(6) Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by a Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as it may be amended from time to time, in connection with hedging transactions, short sales, forward commitment transactions and similar investment strategies.

(7) Underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act of 1933 (the “Securities Act”) in selling portfolio securities.

(8) Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Corporation’s Prospectus and Statement of Additional Information, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

A-1

Under the non-fundamental investment restrictions, a Fund may not:

(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance of Section 12(d)(1)(F) or (G) (the “fund of funds” provision) of the Investment Company Act at any time the Fund’s shares are owned by another investment company that is part of the same group of investment companies as the Fund.

(b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund does not, however, currently intend to engage in short sales, except short sales “against the box.”

(c) Invest in securities that cannot be readily resold or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Board of Directors of the Corporation has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Board of Directors of the Corporation are not subject to the limitations set forth in this investment restriction.

(d) Notwithstanding fundamental investment restriction (6) above, borrow money or pledge its assets, except that the Fund (a) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33 1/3% (taken at market value) of its total assets and pledge its assets to secure such borrowings, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. However, at the present time, applicable law prohibits the Fund from purchasing securities on margin. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging or borrowing increases the Fund’s exposure to capital risk, and borrowed funds are subject to interest costs which will reduce net income. The Fund will not purchase securities while borrowings exceed 5% of its total assets. Portfolio securities of the Fund generally may not be purchased from, sold or loaned to the Manager or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

        Except with respect to restriction (6), if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

        For purposes of investment restriction (1) above, the Fund uses the classifications and sub-classifications of Morgan Stanley Capital International Index as a guide to identify industries.

BlackRock Global Dynamic Equity Fund

        The Global Dynamic Equity Fund has adopted restrictions and policies relating to the investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Fund and may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Fund has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval.

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        Set forth below are the Fund’s fundamental and non-fundamental investment restrictions. Unless otherwise provided, all references below to the assets of the Fund are in terms of current market value.

        Under its fundamental investment restrictions, the Fund may not:

(1) Make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act.

(2) Invest more than 25% of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

(3) Make investments for the purpose of exercising control or management. Investments by the Fund in wholly owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

(4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5) Make loans to other persons, except (i) that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, (ii) that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, and (iii) as may otherwise be permitted by an exemptive order issued to the Fund by the Securities and Exchange Commission.

(6) Issue senior securities to the extent such issuance would violate applicable law.

(7) Borrow money, except that (i) the Fund may borrow in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

(8) Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, (the “Securities Act”) in selling portfolio securities.

(9) Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

        Under its non-fundamental investment restrictions, the Fund may not:

(a) Purchase securities of other investment companies, except to the extent permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund’s shares are owned by another investment company that is part of the same group of investment companies as the Fund.

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(b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law.

(c) Invest in securities that cannot be readily resold (in the ordinary course of business within seven days at approximately current value) or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Board of Directors of the Fund has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Fund’s Board of Directors are not subject to the limitations set forth in this investment restriction.

(d) Notwithstanding fundamental investment restriction (7) above, borrow money or pledge its assets, except that the Fund (a) may borrow as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33 1/3% (taken at market value) of its total assets and pledge its assets to secure such borrowings, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging or borrowing increases the Fund’s exposure to capital risk and borrowed funds are subject to interest costs which will reduce net income. The Fund will not purchase securities while borrowings exceed 5% of its total assets.

(e) Change its policy of investing, under normal circumstances, at least 80% of the value of its assets in equity securities, as defined in the Prospectus, unless the Fund provides shareholders with at least 60 days prior written notice of such change.

        Except with respect to restriction (7), if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

        For purposes of investment restriction (2) above, the Fund uses the classifications and sub-classifications of Morgan Stanley Capital International as a guide to identify industries. In addition, as a non-fundamental policy that may be changed by the Board of Trustees and to the extent required by the Commission or its staff, the Fund will, for purposes of fundamental investment restriction (1), treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

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APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

        THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 12th day of February, 2007, by and between BlackRock Global Dynamic Equity Fund, a Delaware statutory trust (the “Acquiring Fund”), and BlackRock Global Value Fund, Inc., a Maryland corporation (the “Selling Fund”).

        This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Selling Fund in exchange for Investor A, Investor B, Investor C, Institutional and Class R shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Stated Liabilities (as defined in paragraph 1.3) of the Selling Fund; and (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Selling Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

        As promptly as practical after the consummation of the Reorganization, all outstanding shares of capital stock of the Selling Fund shall be redeemed in accordance with the laws of the State of Maryland and the charter of the Selling Fund. Thereafter, the Selling Fund will dissolve under Maryland law and terminate its registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

        WHEREAS, the Acquiring Fund and the Selling Fund are open-end, registered management investment companies within the meaning of the 1940 Act, and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

        WHEREAS, each of the Acquiring Fund and the Selling Fund are properly treated as a “regulated investment company” under Subchapter M of the Code;

        WHEREAS, the Acquiring Fund is authorized to issue its shares of beneficial interest;

        WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

        WHEREAS, the Board of Directors of the Selling Fund has determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

        NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING
FUND SHARES AND THE ASSUMPTION OF THE SELLING FUND’S STATED
LIABILITIES AND LIQUIDATION OF THE SELLING FUND

        1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to convey, transfer and deliver the assets of the Selling Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Acquiring Fund agrees: (a) to deliver to the Selling Fund the number of full and fractional shares of each corresponding class of the Acquiring Fund, determined by dividing: (i) the aggregate value of the Selling Fund’s assets, net of certain stated liabilities of the Selling Fund, attributable to each share class of the Selling Fund (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the Stated Liabilities of the Selling Fund described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1. As promptly as practicable after the consummation of the Reorganization, all outstanding shares of stock of the Selling Fund shall be redeemed in accordance with the laws of the State of Maryland and the charter of the Selling Fund.

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        The classes of shares of the Acquiring Fund correspond to the classes of shares of the Selling Fund as follows: Investor A shares of the Acquiring Fund correspond to Investor A shares of the Selling Fund; Investor B shares of the Acquiring Fund correspond to Investor B shares of the Selling Fund; Investor C shares of the Acquiring Fund correspond to Investor C shares of the Selling Fund; Institutional shares of the Acquiring Fund correspond to Institutional shares of the Selling Fund; and Class R shares of the Acquiring Fund correspond to Class R shares of the Selling Fund.

        1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Selling Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Selling Fund, any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the Selling Fund’s rights under this Agreement (the “Assets”).

        The Selling Fund will, within 7 days prior to the Closing Date, furnish the Acquiring Fund with (a) a list of the Selling Fund’s portfolio securities and other investments and (b) a list of the Selling Fund’s “historic business assets,” which are defined for this purpose as (i) those assets that were acquired by the Selling Fund prior to the date of the approval of the Reorganization by the Board of Directors of the Selling Fund on behalf of the Selling Fund, and (ii) those assets that were acquired subsequent to such board approval but in accordance with the Selling Fund’s investment objectives and not with a view to, or in anticipation or as part of, the Reorganization. The Acquiring Fund will, within 3 days prior to the Closing Date, furnish the Selling Fund with a list of the securities and other instruments, if any, on the Selling Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objectives, policies and restrictions. If requested by the Acquiring Fund, the Selling Fund will dispose of securities and other instruments on the Acquiring Fund’s list before the Closing Date. In addition, if it is determined that the portfolios of the Selling Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. After the Selling Fund furnishes the Acquiring Fund with the list described above, the Selling Fund will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). Notwithstanding the foregoing, (a) nothing herein will require the Selling Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Selling Fund’s Board of Directors on behalf of the Selling Fund or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Selling Fund and (b) nothing will permit the Selling Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the Acquiring Fund’s Trustees or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Selling Fund.

        1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Selling Fund set forth in the Selling Fund’s statement of assets and liabilities as of the Closing Date delivered by the Selling Fund to the Acquiring Fund pursuant to paragraph 5.2 (the “Stated Liabilities”). The Acquiring Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Selling Fund.

        1.4 STATE FILINGS. Prior to the Closing Date, (i) the Acquiring Fund shall make any filings with the State of Delaware that are required under the laws of the State of Delaware to be made prior to the Closing Date; and (ii) the Selling Fund shall make any filings with the State of Maryland that are required under the laws of the State of Maryland to be made prior to the Closing Date.

        1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Time (the “Selling Fund Shareholders”), all of the Acquiring Fund Shares received by the Selling Fund. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Selling Fund will thereupon proceed to redeem all outstanding shares of

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capital stock and dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Acquiring Fund of Acquiring Fund Shares credited to the account of the Selling Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders, and representing the respective pro rata number of each class of Acquiring Fund Shares due Selling Fund Shareholders holding the corresponding class of the Selling Fund’s shares. All issued and outstanding shares of the Selling Fund will, after their redemption, be cancelled on the books of the Selling Fund and will be null and void. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

        1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

        1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

        1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Selling Fund.

        1.9 TERMINATION AND DISSOLUTION. The Selling Fund shall redeem all outstanding shares of capital stock and be terminated and dissolved as a corporation promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the State of Maryland and the federal securities laws.

        1.10 BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to the Selling Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Selling Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

        1.11 ACTION BY TRUST AND CORPORATION. The Acquiring Fund shall take all actions expressed herein as being the obligations of the Acquiring Fund. The Selling Fund shall take all actions expressed herein as being the obligations of the Selling Fund.

ARTICLE II

VALUATION

        2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day prior to the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

        2.2 VALUATION OF SHARES. Full shares of the Acquiring Fund, and to the extent necessary, fractional shares of the Acquiring Fund, of an aggregate net asset value equal to the value of the assets of the Selling Fund acquired, determined as hereinafter provided, reduced by the amount of liabilities of the Selling Fund assumed by the Acquiring Fund, shall be issued by the Acquiring Fund in exchange for such assets of the Selling Fund. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed at the Valuation Time in accordance with the procedures described in the prospectus and statement of additional information of the Acquiring Fund, each dated October 2, 2006. Such valuation determination shall be made by the Acquiring Fund in cooperation with the Selling Fund.

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ARTICLE III

CLOSING AND CLOSING DATE

        3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on April 16, 2007, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of 10:00 a.m. on the Closing Date. The Closing shall be held at the offices of Sidley Austin LLP at 787 Seventh Avenue, New York, NY, or at such other time and/or place as the parties may agree.

        3.2 CUSTODIAN’S CERTIFICATE. The Selling Fund shall instruct its Custodian, Brown Brothers Harriman & Co. (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to Brown Brothers Harriman, Co., custodian for the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund. The Selling Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, Brown Brothers Harriman & Co., for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Selling Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Selling Fund shall be transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund.

        3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

        3.4 TRANSFER AGENT’S CERTIFICATE. The Selling Fund shall instruct its transfer agent, PFPC, Inc., to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of outstanding shares owned by each Selling Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Selling Fund, or provide evidence reasonably satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the relevant Selling Fund’s account on the books of the Acquiring Fund.

        3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

        3.6 FAILURE TO DELIVER ASSETS. If the Selling Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the custodian for the Acquiring Fund of any of the Assets of the Selling Fund for the reason that any of such Assets have not yet been delivered to it by the Selling Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Selling Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.

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ARTICLE IV

REPRESENTATIONS AND WARRANTIES

        4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

(a) The Selling Fund is a corporation that is duly incorporated, validly existing and in good standing under laws of the State of Maryland. The Selling Fund is duly authorized to transact business in the State of Maryland and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to be so qualified would not have a material adverse effect on the Selling Fund. The Selling Fund has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Selling Fund.

(b) The Selling Fund is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Selling Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c) The Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as so amended or supplemented (the “Registration Statement”), as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Selling Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Selling Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Selling Fund with respect to the Selling Fund for use in the Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Selling Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Selling Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Selling Fund will not result in the violation of Maryland law or any provision of the Selling Fund’s charter or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Selling Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Selling Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Fund is a party or by which it is bound.

(f) The Selling Fund has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or reflected as Stated Liabilities in the statement of assets and liabilities as provided in paragraph 5.2 hereof.

(g) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to the Selling Fund’s knowledge threatened against it or any of its properties or Assets which, if adversely determined, would materially and adversely affect the Selling Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the

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provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Selling Fund as of December 31, 2005 and for the fiscal year then ended have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by Deloitte & Touche LLP, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition and the results of operations of the Selling Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of the Selling Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements. The unaudited financial statements of the Selling Fund for the six months ended June 30, 2006 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied by the Selling Fund, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition and the results of operations of the Selling Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of the Selling Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Selling Fund as reflected in the audited financial statements for the fiscal year ended December 31, 2005 and the unaudited financial statements for the six months ended June 30, 2006, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Selling Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Selling Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Selling Fund, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Selling Fund due to declines in the value of the Selling Fund’s assets, the discharge of the Selling Fund’s liabilities or the redemption of the Selling Fund’s shares by the Selling Fund’s Shareholders shall not constitute a material adverse change.

(j) Since December 31, 2005 there has not been (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Selling Fund other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Selling Fund granted by or on behalf of the Selling Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Selling Fund; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Selling Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Selling Fund for borrowed money or any commitment to borrow money by or on behalf of the Selling Fund; (v) any amendment of the Selling Fund’s organizational documents in a manner materially affecting the Selling Fund; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Selling Fund other than a lien for taxes not yet due and payable.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Selling Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) The Selling Fund has authorized capital stock consisting of 1,300,000,000 shares of common stock having a par value of $0.10 per share, of which it is authorized to issue approximately 100,000,000 shares of each of Investor A, Investor C, and Institutional shares and 500,000,000 shares of each of Investor B and Class R shares. As of January 19, 2007, there were outstanding 49,343,963 shares of the Selling Fund. All

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issued and outstanding shares of common stock of the Selling Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933 (the “1933 Act”) and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund’s transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of such Selling Fund shares and has no outstanding securities convertible into any Selling Fund shares.

(m) At the Closing Date, the Selling Fund will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Selling Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Delaware state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) The Selling Fund has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Directors of the Selling Fund. Subject to approval by Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Selling Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) The Selling Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”) as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation; and has satisfied the distribution requirements imposed by the Code for each of its taxable years.

(q) Except for the Registration Statement and the approval of this Agreement by the Selling Fund’s Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Selling Fund of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Shareholders of the Selling Fund as described in paragraph 4.1(r) is required for the consummation by the Selling Fund of the transactions contemplated by this Agreement.

(r) The Selling Fund has called a special meeting of its Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than March 19, 2007 (or such other date as the parties may agree to in writing).

        4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

(a) The Acquiring Fund is a statutory trust duly organized under the laws of the State of Delaware. The Acquiring Fund is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Acquiring Fund has all

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material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

(b) The Acquiring Fund is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c) The Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Selling Fund furnished to the Acquiring Fund by the Selling Fund. From the effective date of the Registration Statement through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Fund with respect to the Acquiring Fund for use in the Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquiring Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Acquiring Fund will not result in the violation of, Delaware law or any provision of the Acquiring Fund’s declaration of trust or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Fund result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(f) No litigation, claims, actions, suits proceeding or investigation of or before any court or governmental body is pending or to the Acquiring Fund’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of the Acquiring Fund as of October 31, 2006 and for the fiscal year then ended, have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by Deloitte & Touche LLP, and such statements (true and complete copies of which have been furnished to the Selling Fund) fairly reflect the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.

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(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements for the fiscal year ended October 31, 2006, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph 4.2 (h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of the Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund Shareholders shall not constitute a material adverse change.

(i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(j) The Acquiring Fund has an unlimited number of authorized shares of beneficial interest, par value $0.10 per share, of which, as of January 19, 2007, there were outstanding 26,587,585 shares of the Acquiring Fund, and no shares of the Acquiring Fund were held in the treasury of the Acquiring Fund. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares and has no outstanding securities convertible into any of the Acquiring Fund shares.

(k) At the Closing Date, the Acquiring Fund will have good and marketable title to all of its assets and full right, power and authority to sell, assign, transfer and deliver such assets, free of any lien or other encumbrance, except those liens or encumbrances as to which the Selling Fund has received notice at or prior to the Closing Date.

(l) The Acquiring Fund has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Directors of the Acquiring Fund. This Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.

(n) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(o) The Acquiring Fund has elected to qualify and has qualified as a RIC as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code through the Closing Date and thereafter; and has satisfied the distribution requirements imposed by the Code for each of its taxable years and expects to continue to satisfy them.

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(p) Except for the Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of the Selling Fund as described in paragraph 4.1(r) is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

        5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of the Acquiring Fund and the Selling Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

        5.2 The Selling Fund will prepare and deliver to the Acquiring Fund at the Closing (1) a statement of assets and Stated Liabilities of the Selling Fund and (2) a list of the Selling Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, each of (1) and (2) as of the Valuation Time, and certified by the Treasurer of the Selling Fund.

        5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Selling Fund shall make available to the Acquiring Fund’s officers and agents all books and records of the Selling Fund.

        5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund’s shares.

        5.5 CONTRACT TERMINATION. The Selling Fund will terminate all agreements to which it is a party (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Stated Liabilities.

        5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

        5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the Selling Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code, and which will be certified by the Treasurer of the Selling Fund.

        5.8 UNAUDITED FINANCIAL STATEMENTS. The Selling Fund shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of the Selling Fund’s assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Selling Fund as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Selling Fund as complying with the requirements hereof.

        5.9 PREPARATION OF REGISTRATION STATEMENT. The Acquiring Fund will prepare and file with the Commission the Registration Statement relating to the Acquiring Fund Shares to be issued to shareholders of the Selling Fund. The Registration Statement shall include a combined prospectus/proxy statement relating to the

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transactions contemplated by this Agreement. At the time the Registration Statement becomes effective, at the time of the Selling Fund Shareholders meeting and at the Closing Date, the Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934 and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the meeting of the Selling Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of the Selling Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

        5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Sidley Austin LLP, counsel to the Acquiring Fund and the Selling Fund, will render an opinion with respect to the matters specified in paragraph 8.6 of the Agreement. Neither the Acquiring Fund nor the Selling Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Fund and the Selling Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Sidley Austin LLP, counsel to the Acquiring Fund and the Selling Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Sidley Austin LLP).

        5.11 REASONABLE BEST EFFORTS. The Acquiring Fund and the Selling Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

        5.12 AUTHORIZATIONS. The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

        The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

        6.1 All representations, covenants and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed by the Acquiring Fund’s President or Vice President and its Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters with respect to the Acquiring Fund as the Selling Fund shall reasonably request. The Selling Fund shall have received certified copies of the resolutions adopted by the Board of Trustees of the Acquiring Fund approving this Agreement and the transactions contemplated herein.

        6.2 The Selling Fund shall have received on the Closing Date an opinion of Sidley Austin LLP, as counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring Fund is registered as an open-end management investment company under the 1940 Act.

(b) Assuming this Agreement is a valid and binding obligation of the Selling Fund, this Agreement constitutes the valid and binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund

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in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors’ rights generally and court decisions with respect thereto; provided, however, that no opinion is expressed with respect to the application of equitable principles in any proceeding, whether at law or in equity.

(c) Neither the execution, delivery or performance by the Acquiring Fund of its obligations under the Agreement, nor the compliance by the Acquiring Fund with the terms and provisions thereof will contravene any provision of any applicable federal law of the United States of America.

(d) To our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Acquiring Fund or the enforceability of the Agreement against the Acquiring Fund.

        In giving their opinion, Sidley Austin LLP may state that they are relying on the opinion of Richards, Layton & Finger, P.A. as to matters of Delaware law.

        6.3 The Selling Fund shall have received on the Closing Date an opinion of Richards, Layton & Finger, P.A., as special Delaware counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring Fund is a statutory trust validly existing under the applicable laws of the State of Delaware.

(b) The Acquiring Fund has the power and authority to execute, deliver and perform all of its obligations under this Agreement under the applicable laws of the State of Delaware. The execution and delivery of this Agreement and the consummation by the Acquiring Fund of the transactions contemplated hereby have been duly authorized by all requisite action on the part of the Acquiring Fund under the applicable laws of the State of Delaware.

(c) The execution and delivery by the Acquiring Fund of this Agreement and the performance by the Acquiring Fund of its obligations under this Agreement will not violate the declaration of trust or the by-laws of the Acquiring Fund.

(d) Neither the execution, delivery or performance by the Acquiring Fund of this Agreement nor the compliance by the Acquiring Fund with the terms and provisions hereof will violate any provision of any law of the State of Delaware typically considered applicable to transactions of the type contemplated by this Agreement.

(e) No Delaware governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of this Agreement by the Acquiring Fund or the enforceability of this Agreement against the Acquiring Fund, except such as may be required under Delaware state securities laws about which we express no opinion.

(f) The Acquiring Fund Shares being issued pursuant to this Agreement have been duly authorized by the Acquiring Fund and upon issuance thereof in accordance with this Agreement, will be validly issued and fully paid.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

        The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by the Selling Fund pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

        7.1 All representations, covenants and warranties of the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed by the Selling Fund’s President or Vice President and the Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters with respect to the Selling Fund as the Acquiring Fund shall reasonably request. The Acquiring

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Fund shall have received certified copies of the resolutions adopted by the Board of Directors of the Selling Fund approving this Agreement and the transactions contemplated herein and a certificate of the Selling Fund’s Secretary setting forth the vote that the Selling Fund’s shareholders obtained.

        7.2 The Selling Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the Selling Fund’s assets and Stated Liabilities, in accordance with paragraph 5.2, and (2) a list of the Selling Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Selling Fund.

        7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Selling Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

        7.4 The Acquiring Fund shall have received on the Closing Date an opinion of Sidley Austin LLP, as counsel to the Selling Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Selling Fund is registered as an open-end management investment company under the 1940 Act.

(b) Assuming the Agreement is a valid and binding obligation of the Acquiring Fund, the Agreement constitutes the valid and binding obligation of the Selling Fund, enforceable against the Selling Fund in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors’ rights generally and court decisions with respect thereto; provided, however, that no opinion is expressed with respect to the application of equitable principles in any proceeding, whether at law or in equity.

(c) Neither the execution, delivery or performance by the Selling Fund of its obligations under the Agreement, nor the compliance by the Selling Fund with the terms and provisions hereof will contravene any provision of any applicable federal law of the United States of America.

(d) To our knowledge, no governmental approval, which has not been obtained or taken and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Selling Fund or the enforceability of the Agreement against the Selling Fund.

In giving their opinion, Sidley Austin LLP may state that they are relying on the opinion of Venable LLP as to matters of Maryland law.

        7.5 The Acquiring Fund shall have received on the Closing Date an opinion of Venable LLP, as special Maryland counsel to the Selling Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Selling Fund is a corporation duly incorporated under the laws of the State of Maryland.

(b) The Selling Fund has the corporate power to execute and deliver the Agreement and to perform all of its obligations thereunder. The execution and delivery of the Agreement by the Selling Fund and the consummation by the Selling Fund of the transactions contemplated thereby have been duly authorized by all requisite corporate action on the part of the Selling Fund.

(c) The Agreement has been duly executed and delivered by the Selling Fund and the performance by the Selling Fund of its obligations under the Agreement does not conflict with the charter or by-laws of the Selling Fund.

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(d) Neither the execution, delivery or performance by the Selling Fund of its obligations under the Agreement nor the compliance by the Selling Fund with the terms and provisions hereof will contravene any provision of any applicable law of the State of Maryland.

(e) No Maryland governmental approval, which has not been obtained or taken and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Selling Fund, except such as may be required under Maryland state securities laws about which such counsel expresses no opinion.

        7.6 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan or distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Selling Fund, or sales loads of the Selling Fund from those described in the Registration Statement.

        7.7 The Selling Fund shall have taken all steps required to terminate all agreements to which it is a party (other than this Agreement), other than as accrued as part of the Stated Liabilities.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING
FUND AND THE SELLING FUND

        If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Acquiring Fund, the Selling Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement; if any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Selling Fund, the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the Selling Fund:

        8.1 This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund’s charter and bylaws, applicable Maryland law and the 1940 Act. Evidence of such approval shall have been delivered to the Acquiring Fund, in such form as shall be reasonably acceptable to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

        8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

        8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that any party hereto may waive any such conditions for itself.

        8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Acquiring Fund on Form N-1A under the 1940 Act covering the sale of shares of the Acquiring Fund shall be effective.

        8.5 As of the Closing Date, there shall be no pending litigation brought by any person against the Acquiring Fund or the Selling Fund or any of the investment advisers, Directors or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

B-14

        8.6 The Selling Fund and the Acquiring Fund shall have received an opinion of Sidley Austin LLP, counsel to the Acquiring Fund and the Selling Fund, substantially to the effect that, based on certain facts, assumptions and representations of the parties, for federal income tax purposes:

(a) the transfer of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Selling Fund followed by the distribution of Acquiring Fund Shares to the Selling Fund Shareholders in complete dissolution and liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Selling Fund;

(c) no gain or loss will be recognized by the Selling Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Selling Fund Shareholders in exchange for such shareholders’ shares of the Selling Fund in liquidation of the Selling Fund;

(d) no gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares solely for Acquiring Fund Shares in the Reorganization;

(e) the aggregate tax basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization (including any fractional share) will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder;

(f) the holding period of Acquiring Fund Shares to be received by each Selling Fund Shareholder pursuant to the Reorganization (including any fractional share) will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization;

(g) the tax basis of the Assets acquired by the Acquiring Fund will be the same as the tax basis of such Assets to the Selling Fund immediately before the Reorganization;

(h) the holding period of the Assets in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

        Such opinion shall be based on customary assumptions and such representations as Sidley Austin LLP may reasonably request, and each of the Acquiring Fund and the Selling Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the condition set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

        Except as otherwise expressly provided in this Agreement, BlackRock Advisors, LLC or one or more of its affiliates shall bear the direct and indirect expenses incurred by the Selling Fund in connection with the purchase and sale of assets and liquidation and dissolution of the Selling Fund contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs. The Acquiring Fund shall bear the direct and indirect expenses incurred by the Acquiring Fund in connection with the transactions contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        10.1 The Selling Fund and the Acquiring Fund agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

B-15

        10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

        11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, the Acquiring Fund or the Selling Fund may at their option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

        11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund or the Selling Fund, or their respective Board of Directors/Trustees or officers, to any other party or its Board of Directors/Trustees. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

        This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Fund, or the Selling Fund as specifically authorized by their respective Board of Directors/Trustees; provided, however, that, following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of the Selling Fund Shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

        13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

        13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

        13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

        13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

ARTICLE XIV

NOTICES

        Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Fund or the Selling Fund, at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attention: Robert C. Doll, Jr., President, or to any other address that the Acquiring Fund or the Selling Fund shall have last designated by notice to the other party.

B-16

        IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND

By:
Name: Title:	Donald C. Burke Vice President and Treasurer

BLACKROCK GLOBAL VALUE FUND, INC.

By:
Name: Title:	Donald C. Burke Vice President and Treasurer

B-17

BLACKROCK GLOBAL VALUE FUND, INC.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND

STATEMENT OF ADDITIONAL INFORMATION

February   , 2007

        This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (the “Reorganization”) of the BlackRock Global Value Fund, Inc. (the “Global Value Fund”), a Maryland corporation, into BlackRock Global Dynamic Equity Fund (the “Global Dynamic Equity Fund”), a Delaware statutory trust.

        This SAI contains information which may be of interest to shareholders of the Global Value Fund relating to the Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated February   , 2007 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, the Reorganization would involve the transfer of substantially all of the assets of, and the assumption of certain stated liabilities of, the Global Value Fund in exchange for shares of the Global Dynamic Equity Fund. The Global Value Fund would distribute the Global Dynamic Equity Fund shares it receives to its shareholders in complete liquidation of the Global Value Fund.

        This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to BlackRock Global Dynamic Equity Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536, or by calling 1-800-441-7762.

        Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

TABLE OF CONTENTS

Additional Information about the Global Dynamic Equity Fund and the Global Value Fund	F-2
Financial Statements	F-2
Pro Forma Global Dynamic Equity Fund Portfolio of Investments as of October 31, 2006 (Unaudited)	F-3
Pro Forma Global Dynamic Equity Fund Statement of Assets and Liabilities as of October 31, 2006 (Unaudited)	F-24
Pro Forma Global Dynamic Equity Fund Statement of Operations for the twelve months ended October 31, 2006 (Unaudited)	F-26
Notes to Pro Forma Financial Statements (Unaudited)*	F-27

*	The accompanying notes are an integral part of the pro forma financial statements and schedules.

ADDITIONAL INFORMATION ABOUT
THE GLOBAL DYNAMIC EQUITY FUND AND THE GLOBAL VALUE FUND

        For the Global Dynamic Equity Fund: Incorporates by reference the Statement of Additional Information dated October 2, 2006, as supplemented, in the Registration Statement on Form N-1A of the Global Dynamic Equity Fund as filed with the Securities and Exchange Commission.

        For the Global Value Fund: Incorporates by reference the Statement of Additional Information dated October 2, 2006, as supplemented, in the Registration Statement on Form N-1A of the BlackRock Global Value Fund, Inc. as filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

        This SAI incorporates by reference (i) the Annual Report of the Global Dynamic Equity Fund for the period ended October 31, 2006, (ii) the Annual Report of the Global Value Fund for the year ended December 31, 2005 and (iii) the Semi-Annual Report of the Global Value Fund for the six months ended June 30, 2006. Each of these reports contains historical financial information regarding the Funds and has been filed with the Securities and Exchange Commission. The financial statements therein, and, in the case of the Annual Reports, the reports of the independent registered public accounting firm therein, are incorporated herein by reference.

        Pro forma financial statements of the Global Value Fund and Global Dynamic Equity Fund are provided on the following pages.

        The unaudited pro forma condensed combined schedule of investments and pro forma condensed combined statement of assets and liabilities reflect financial positions as if the transaction occurred on October 31, 2006. The unaudited pro forma statement of operations reflects expenses for the twelve months ended October 31, 2006. The unaudited pro forma financial statements give effect to the proposed exchange of shares of the Global Dynamic Equity Fund for the assets and certain stated liabilities of the Global Value Fund, with the Global Dynamic Equity Fund being the surviving entity. The proposed transaction will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States. The historical cost basis of the investments is carried over to the surviving entity. It is not anticipated that the Global Dynamic Equity Fund will sell any securities of the Global Value Fund acquired in the Reorganization other than in the ordinary course of business. However, Global Value Fund may be required to sell securities held in certain markets due to those markets’ restrictions on the transfer of securities and use those proceeds to make purchases to the Pro Forma Global Dynamic Equity Combined Fund.

F-2

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

Australia - 1.4%	Beverages - 0.0%	19,300	-	-	19,300	Coca-Cola Amatil Ltd.	$ 104,017	$ -	$ -	$ 104,017

	Capital Markets - 0.3%	14,300	37,000	-	51,300	Macquarie Bank Ltd.	825,505	2,135,921	-	2,961,426

	Metals & Mining - 0.5%	29,000	83,000	-	112,000	BHP Billiton Ltd.	612,602	1,753,308	-	2,365,910
		13,200	-	-	13,200	Newcrest Mining Ltd.	243,780	-	-	243,780
		9,700	24,000	-	33,700	Rio Tinto Ltd.	588,876	1,457,012	-	2,045,888
		18,300	-	-	18,300	Zinifex Ltd.	214,967	-	-	214,967

							1,660,225	3,210,320	-	4,870,545

	Oil, Gas & Consumable Fuels - 0.1%	6,200	15,500	-	21,700	Woodside Petroleum Ltd.	180,276	450,690	-	630,966

	Paper & Forest Products - 0.0%	43,600	-	-	43,600	Great Southern Plantations Ltd.	94,532	-	-	94,532

	Transportation	89,000	223,000	-	312,000	Macquarie Airports	221,223	554,301	-	775,524
	Infrastructure - 0.5%	261,600	669,000	-	930,600	Macquarie Infrastructure Group	684,684	1,750,970	-	2,435,654
		214,800	501,500	-	716,300	Sydney Roads Group (a)	189,616	442,702	-	632,318
		58,000	-	-	58,000	Transurban Group	324,266	-	-	324,266

							1,419,789	2,747,973	-	4,167,762

						Total Common Stocks in Australia	4,284,344	8,544,904	-	12,829,248

Austria - 0.1%	Diversified Telecommunication Services - 0.1%	3,900	29,700	-	33,600	Telekom Austria AG	97,063	739,174	-	836,237

						Total Common Stocks in Austria	97,063	739,174	-	836,237

Belgium - 0.1%	Diversified Financial Services - 0.0%	-	10,600	-	10,600	Fortis	-	444,964	-	444,964

	Leisure Equipment & Products - 0.1%	19,220	-	-	19,220	AGFA-Gevaert NV	484,971	-	-	484,971

						Total Common Stocks in Belgium	484,971	444,964	-	929,935

Brazil - 1.5%	Chemicals - 0.0%	14,500	-	-	14,500	Braskem SA	102,580	-	-	102,580

	Commercial Banks - 0.0%	2,300	-	-	2,300	Uniao de Bancos Brasileiros SA (b)	181,125	-	-	181,125

	Construction & Engineering - 0.0%	16,200	-	-	16,200	Obrascon Huarte Lain Brasil SA (a)	209,545	-	-	209,545

	Diversified Telecommunication Services - 0.3%	-	90,137	-	90,137	Tele Norte Leste Participacoes SA	-	2,685,380	-	2,685,380

	Electric Utilities - 0.0%	3,900	-	-	3,900	Cia Energetica de Minas Gerais (b)	168,909	-	-	168,909

	Food & Staples Retailing - 0.0%	4,163,000	-	-	4,163,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar	124,414	-	-	124,414

	Food Products - 0.0%	13,200	-	-	13,200	Cosan SA Industria e Comercio (a)	224,982	-	-	224,982

	IT Services - 0.0%	29,400	-	-	29,400	Datasul (a)	246,979	-	-	246,979

	Leisure Equipment & Products - 0.0%	7,500	-	-	7,500	Localiza Rent A Car SA	186,668	-	-	186,668

	Metals & Mining - 0.4%	-	124,800	-	124,800	Companhia Vale do Rio Doce (Common Shares) (b)	-	3,174,912	-	3,174,912
		14,200	-	-	14,200	Companhia Vale do Rio Doce (Preference ‘A’ Shares) (b)	308,424	-	-	308,424
`		8,100	-	-	8,100	Usinas Siderurgicas de Minas Gerais SA (Preference ‘A’ Shares)	275,358	-	-	275,358

							583,782	3,174,912	-	3,758,694

	Oil, Gas & Consumable Fuels - 0.5%	13,600	15,000	-	28,600	Petroleo Brasileiro SA (b)	1,101,056	1,214,400	-	2,315,456
		22,900	-	-	22,900	Petroleo Brasileiro SA (b)	2,032,604	-	-	2,032,604

							3,133,660	1,214,400	-	4,348,060

	Road & Rail - 0.1%	37,000	-	-	37,000	All America Latina Logistica SA	323,091	-	-	323,091

	Software - 0.0%	6,100	-	-	6,100	Totvs SA (a)	128,466	-	-	128,466

	Water Utilities - 0.0%	17,000	-	-	17,000	Companhia de Saneamento de Minas Gerais	158,370	-	-	158,370

	Wireless Telecommunication Services - 0.2%	66,500	328,000	-	394,500	Vivo Participacoes SA (b)(j)	232,085	1,144,720	-	1,376,805

						Total Common Stocks in Brazil	6,004,656	8,219,412	-	14,224,068

Canada - 2.5%	Diversified Telecommunication Services - 0.0%	700	-	-	700	BCE, Inc.	19,796	-	-	19,796

	IT Services - 0.2%	-	320,000	-	320,000	CGI Group, Inc. (a)	-	2,182,822	-	2,182,822

F-3

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

Canada (concluded)	Insurance - 0.0%	300	-	-	300	Sun Life Financial, Inc.	$ 12,615	$ -	$ -	$ 12,615

	Metals & Mining - 0.5%	56,900	-	-	56,900	Alamos Gold, Inc. (a)	459,071	-	-	459,071
		7,497	-	-	7,497	Barrick Gold Corp.	232,407	-	-	232,407
		241,500	580,000	-	821,500	Bema Gold Corp. (a)	1,036,582	2,489,514	-	3,526,096
		35,700	-	-	35,700	Kinross Gold Corp. (a)	471,240	-	-	471,240

							2,199,300	2,489,514	-	4,688,814

	Oil, Gas & Consumable Fuels - 1.2%	-	75,000	-	75,000	Canadian Natural Resources Ltd.	-	3,903,780	-	3,903,780
		-	176,600	-	176,600	Petro-Canada	-	7,529,817	-	7,529,817

							-	11,433,597	-	11,433,597

	Road & Rail - 0.6%	14,500	-	-	14,500	Canadian Pacific Railway Ltd.	818,647	-	-	818,647
		3,500	78,000	-	81,500	Canadian Pacific Railway Ltd. (USD)	197,715	4,406,220	-	4,603,935

							1,016,362	4,406,220	-	5,422,582

						Total Common Stocks in Canada	3,248,073	20,512,153	-	23,760,226

Chile - 0.0%	Electric Utilities - 0.0%	8,900	-	-	8,900	Enersis SA (b)	122,731	-	-	122,731

						Total Common Stocks in Chile	122,731	-	-	122,731

China - 2.1%	Automobiles - 0.0%	161,500	-	-	161,500	Denway Motors Ltd.	59,806	-	-	59,806

	Electrical Equipment - 0.0%	398,000	-	-	398,000	Shanghai Electric Group Corp.	140,220	-	-	140,220

	Food Products - 0.1%	340,000	575,600	-	915,600	Chaoda Modern Agriculture Holdings Ltd.	205,910	348,593	-	554,503

	Industrial Conglomerates - 1.1%	414,100	1,068,700	-	1,482,800	Beijing Enterprises Holdings Ltd.	830,628	2,143,666	-	2,974,294
		77,700	-	-	77,700	Shanghai Industrial Holdings Ltd.	151,260	-	-	151,260
		3,024,700	7,231,500	-	10,256,200	Tianjin Development Holdings Ltd.	2,030,157	4,853,730	-	6,883,887

							3,012,045	6,997,396	-	10,009,441

	Insurance - 0.0%	2,100	-	-	2,100	China Life Insurance Co. Ltd. (b)	177,513	-	-	177,513
		32,200	-	-	32,200	Ping An Insurance Group Co. of China Ltd.	111,995	-	-	111,995
				-
							289,508	-	-	289,508

	Marine - 0.0%	494,100	1,252,600	-	1,746,700	Xiamen International Port Co. Ltd. (a)	114,993	291,520	-	406,513

	Oil, Gas & Consumable Fuels - 0.6%	449,300	1,956,000	-	2,405,300	China Shenhua Energy Co. Ltd. Class H	790,313	3,440,580	-	4,230,893
		615,000	1,700,000	-	2,315,000	Yanzhou Coal Mining Co. Ltd.	403,294	1,114,797	-	1,518,091

							1,193,607	4,555,377	-	5,748,984

	Road & Rail - 0.3%	1,613,500	4,774,000	-	6,387,500	Guangshen Railway Co. Ltd.	759,323	2,246,675	-	3,005,998

	Transportation Infrastructure - 0.0%	93,400	-	-	93,400	Hainan Meilan International Airport Co., Ltd. (a)	41,433	-	-	41,433

						Total Common Stocks in China	5,816,845	14,439,561	-	20,256,406

Denmark - 0.1%	Commercial Banks - 0.1%	-	21,500	-	21,500	Danske Bank A/S	-	901,962	-	901,962

				-		Total Common Stocks in Denmark	-	901,962	-	901,962

Egypt - 0.2%	Wireless Telecommunication Services - 0.2%	-	31,000	-	31,000	Orascom Telecom Holding SAE (b)	-	1,756,162	-	1,756,162

						Total Common Stocks in Egypt	-	1,756,162	-	1,756,162

Finland - 0.6%	Construction & Engineering - 0.3%	-	115,000	-	115,000	YIT Oyj	-	2,859,185	-	2,859,185

	Electric Utilities - 0.1%	53,757	-	-	53,757	Fortum Oyj	1,479,242	-	-	1,479,242

	Machinery - 0.2%	-	35,000	-	35,000	Wartsila Oyj	-	1,605,915	-	1,605,915

						Total Common Stocks in Finland	1,479,242	4,465,100	-	5,944,342

France - 3.1%	Aerospace & Defense - 0.3%	-	46,000	-	46,000	Zodiac SA	-	2,873,275	-	2,873,275

	Automobiles - 0.2%	13,998	-	-	13,998	Peugeot SA	804,138	-	-	804,138
		12,072	-	-	12,072	Renault SA	1,412,106	-	-	1,412,106

							2,216,244	-	-	2,216,244

	Commercial Banks - 0.4%	16,287	-	-	16,287	BNP Paribas	1,790,820	-	-	1,790,820
		36,381	-	-	36,381	Credit Agricole SA	1,546,695	-	-	1,546,695

							3,337,515	-	-	3,337,515

	Construction & Engineering - 0.1%	9,300	-	-	9,300	Vinci SA	1,047,498	-	-	1,047,498

F-4

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

France (concluded)	Diversified Telecommunication Services - 0.3%	31,500	78,000	-	109,500	France Telecom SA	$ 818,145	$ 2,025,884	$ -	$ 2,844,029

	Electric Utilities - 0.1%	15,418	-	-	15,418	Electricite de France	934,907	-	-	934,907

	Insurance - 0.1%	5,778	-	-	5,778	Assurances Generales de France (AGF)	811,196	-	-	811,196

	Machinery - 0.4%	3,326	12,000	-	15,326	Vallourec	827,775	2,986,561	-	3,814,336

	Media - 0.3%	-	83,300	-	83,300	Vivendi SA	-	3,154,409	-	3,154,409

	Oil, Gas & Consumable Fuels - 0.2%	24,343	-	-	24,343	Total SA	1,648,219	-	-	1,648,219

	Personal Products - 0.2%	-	15,600	-	15,600	L’Oreal SA	-	1,517,173	-	1,517,173

	Pharmaceuticals - 0.1%	-	17,000	-	17,000	Sanofi-Aventis	-	1,445,036	-	1,445,036

	Software - 0.4%	-	104,000	-	104,000	Business Objects SA (a)(b)	-	3,852,160	-	3,852,160

				-		Total Common Stocks in France	11,641,499	17,854,498	-	29,495,997

Germany - 2.6%	Air Freight & Logistics - 0.1%	31,807	-	-	31,807	Deutsche Post AG	880,923	-	-	880,923

	Automobiles - 0.1%	12,937	-	-	12,937	Bayerische Motoren Werke AG	743,022	-	-	743,022

	Chemicals - 0.6%	14,452	-	-	14,452	BASF AG	1,273,826	-	-	1,273,826
		20,121	62,900	-	83,021	Bayer AG	1,013,099	3,167,037	-	4,180,136

							2,286,925	3,167,037	-	5,453,962

	Construction & Engineering - 0.5%	-	55,000	-	55,000	Bilfinger Berger AG	-	3,428,418	-	3,428,418
		13,315	-	-	13,315	Hochtief AG	870,095	-	-	870,095

							870,095	3,428,418	-	4,298,513

	Electric Utilities - 0.1%	11,960	-	-	11,960	E.ON AG	1,434,876	-	-	1,434,876

	Industrial Conglomerates - 0.4%	-	45,000	-	45,000	Siemens AG	-	4,049,087	-	4,049,087

	Insurance - 0.3%	7,892	-	-	7,892	Allianz AG Registered Shares	1,464,761	-	-	1,464,761
		-	20,300	-	20,300	Hannover Rueckversicherung AG Registered Shares	-	861,735	-	861,735

							1,464,761	861,735	-	2,326,496

	Machinery - 0.4%	-	90,000	-	90,000	Heidelberger Druckmaschn	-	4,096,183	-	4,096,183

	Multi-Utilities - 0.1%	11,800	-	-	11,800	RWE AG	1,166,129	-	-	1,166,129

						Total Common Stocks in Germany	8,846,731	15,602,460	-	24,449,191

Hong Kong - 1.4%	Auto Components - 0.3%	-	6,249,900	-	6,249,900	Norstar Founders Group Ltd.	-	2,467,108	-	2,467,108

	Commercial Banks - 0.3%	40,200	100,900	-	141,100	HSBC Holdings Plc	758,803	1,904,557	-	2,663,360

	Electric Utilities - 0.0%	135,600	-	-	135,600	Cheung Kong Infrastructure Holdings Ltd.	406,249	-	-	406,249

	Industrial Conglomerates - 0.1%	104,300	-	-	104,300	Hutchison Whampoa Ltd.	925,359	-	-	925,359

	Real Estate Management & Development - 0.5%	-	1,518,100	-	1,518,100	Beijing Capital Land Ltd.	-	655,868	-	655,868
		49,200	-	-	49,200	Cheung Kong Holdings Ltd.	535,195	-	-	535,195
		-	1,837,000	-	1,837,000	China Resources Land Ltd.	-	1,466,822	-	1,466,822
		-	600	-	600	Hopson Development Holdings Ltd.	-	1,307	-	1,307
		59,900	-	-	59,900	Sun Hung Kai Properties Ltd.	655,055	-	-	655,055
		127,000	323,000	-	450,000	Wharf Holdings Ltd.	431,106	1,096,436	-	1,527,542

							1,621,356	3,220,433	-	4,841,789

	Wireless Telecommunication Services - 0.2%	-	850,000	-	850,000	Hutchison Telecommunications International Ltd. (a)	-	1,637,222	-	1,637,222

						Total Common Stocks in Hong Kong	3,711,767	9,229,320	-	12,941,087

Hungary - 0.1%	Oil, Gas & Consumable Fuels - 0.1%	6,868	-	-	6,868	Mol Magyar Olaj- es Gazipari Rt.	682,844	-	-	682,844

						Total Common Stocks in Hungary	682,844	-	-	682,844

India - 1.9%	Automobiles - 0.1%	5,700	-	-	5,700	Bajaj Auto Ltd.	347,848	-	-	347,848
		15,564	-	-	15,564	Tata Motors Ltd.	286,100	-	-	286,100

							633,948	-	-	633,948

	Commercial Banks - 0.0%	30,800	-	-	30,800	Karnataka Bank Ltd.	81,737	-	-	81,737
		15,600	-	-	15,600	State Bank of India Ltd.	379,572	-	-	379,572

							461,309	-	-	461,309

F-5

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

India (concluded)	Construction Materials - 0.0%	152,600	-	-	152,600	Gujarat Ambuja Cements Ltd.	$ 398,190	$ -	$ -	$ 398,190

	Diversified Financial Services - 0.0%	4,100	-	-	4,100	Reliance Capital Ltd.	53,269	-	-	53,269

	Electric Utilities - 0.0%	6,150	-	-	6,150	Reliance Energy Ltd.	65,898	-	-	65,898

	Gas Utilities - 0.0%	82,000	-	-	82,000	Reliance Natural Resources Ltd. (a)	46,345	-	-	46,345

	IT Services - 0.1%	16,900	-	-	16,900	Infosys Technologies Ltd.	786,452	-	-	786,452

	Media - 0.1%	100,114	-	-	100,114	ZEE Telefilms Ltd. (a)	670,873	-	-	670,873

	Oil, Gas & Consumable Fuels - 1.3%	8,300	-	-	8,300	Hindustan Petroleum Corp.	59,886	-	-	59,886
		116,000	330,000	-	446,000	Reliance Industries Ltd.	3,158,250	8,984,677	-	12,142,927

							3,218,136	8,984,677	-	12,202,813

	Pharmaceuticals - 0.0%	6,150	-	-	6,150	Wockhardt Ltd.	53,135	-	-	53,135

	Road & Rail - 0.1%	13,100	-	-	13,100	Container Corp. of India	596,380	-	-	596,380

	Thrifts & Mortgage Finance - 0.1%	22,700	-	-	22,700	Housing Development Finance Corp.	737,964	-	-	737,964

	Wireless Telecommunication Services - 0.1%	140,000	-	-	140,000	Reliance Communication Ventures Ltd. (a)	1,177,859	-	-	1,177,859

						Total Common Stocks in India	8,899,758	8,984,677	-	17,884,435

Indonesia - 0.2%	Commercial Banks - 0.1%	-	813,600	-	813,600	Bank Central Asia Tbk PT	-	415,170	-	415,170
		-	1,018,500	-	1,018,500	Bank Mandiri Persero Tbk PT	-	304,572	-	304,572

							-	719,742	-	719,742

	Diversified Telecommunication Services - 0.1%	-	2,200,000	-	2,200,000	Indosat Tbk PT	-	1,255,418	-	1,255,418

						Total Common Stocks in Indonesia	-	1,975,160	-	1,975,160

Ireland - 0.2%	Commercial Banks - 0.2%	47,623	18,200	-	65,823	Allied Irish Banks Plc	1,297,687	497,097	-	1,794,784

						Total Common Stocks in Ireland	1,297,687	497,097	-	1,794,784

Israel - 0.1%	Communications Equipment - 0.1%	58,300	-	-	58,300	ECI Telecom Ltd. (a)(b)	432,586	-	-	432,586

	Pharmaceuticals - 0.0%	6,225	-	-	6,225	Teva Pharmaceutical Industries Ltd. (b)	205,238	-	-	205,238

	Software - 0.0%	4,251	-	-	4,251	Ectel Ltd. (a)(b)	21,680	-	-	21,680

						Total Common Stocks in Israel	659,504	-	-	659,504

Italy - 0.6%	Commercial Banks - 0.2%	92,333	-	-	92,333	Capitalia SpA	816,550	-	-	816,550
		87,137	-	-	87,137	UniCredito Italiano SpA	722,444	-	-	722,444

							1,538,994	-	-	1,538,994

	Diversified Telecommunication	251,061	-	-	251,061	Telecom Italia SpA	760,063	-	-	760,063
	Services - 0.2%	427,550	-	-	427,550	Telecom Italia SpA (RNC)	1,080,457	-	-	1,080,457

							1,840,520	-	-	1,840,520

	Oil, Gas & Consumable Fuels - 0.2%	68,832	-	-	68,832	ENI SpA	2,075,915	-	-	2,075,915

						Total Common Stocks in Italy	5,455,429	-	-	5,455,429

Japan - 14.8%	Auto Components - 0.3%	15,800	45,000	-	60,800	Toyota Industries Corp.	688,983	1,962,293	-	2,651,276

	Automobiles - 0.7%	7,400	-	-	7,400	Honda Motor Co., Ltd.	261,947	-	-	261,947
		61,200	175,000	-	236,200	Suzuki Motor Corp.	1,737,284	4,967,723	-	6,705,007

							1,999,231	4,967,723	-	6,966,954

	Beverages - 0.4%	39	-	-	39	Coca-Cola Central Japan Co., Ltd.	309,119	-	-	309,119
		49,075	124,200	-	173,275	Coca-Cola West Holdings Co. Ltd.	916,839	2,320,354	-	3,237,193
		15,000	-	-	15,000	Hokkaido Coca-Cola Bottling Co., Ltd.	94,267	-	-	94,267
		39,500	-	-	39,500	Mikuni Coca-Cola Bottling Co., Ltd.	387,722	-	-	387,722

							1,707,947	2,320,354	-	4,028,301

	Building Products - 0.3%	29,200	-	-	29,200	Asahi Glass Co., Ltd.	336,304	-	-	336,304
		-	84,000	-	84,000	Daikin Industries Ltd.	-	2,370,142	-	2,370,142

							336,304	2,370,142	-	2,706,446

	Capital Markets - 0.4%	38,000	100,000	-	138,000	Nomura Holdings, Inc.	670,942	1,765,636	-	2,436,578
		-	15,600	-	15,600	Kyokuto Securities Co. Ltd.	-	157,527	-	157,527
		-	106,000	-	106,000	Takagi Securities Co. Ltd.	-	465,854	-	465,854

F-6

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

Japan (continued)	Capital Markets (concluded)	-	156,900	-	156,900	Toyo Securities Co., Ltd.	$ -	$ 689,552	$ -	$ 689,552

							670,942	3,078,569	-	3,749,511

	Chemicals - 0.4%	13,500	-	-	13,500	Shin-Etsu Chemical Co., Ltd.	885,341	-	-	885,341
		108,600	280,300	-	388,900	Sumitomo Chemical Co., Ltd.	774,421	1,998,805	-	2,773,226

							1,659,762	1,998,805	-	3,658,567

	Commercial Banks - 1.2%	75,000	216,000	-	291,000	The Bank of Fukuoka Ltd.	598,948	1,724,971	-	2,323,919
		54,000	-	-	54,000	The Bank of Kyoto Ltd.	554,521	-	-	554,521
		61,300	176,000	-	237,300	The Bank of Yokohama Ltd.	473,816	1,360,386	-	1,834,202
		40	-	-	40	Mitsubishi UFJ Financial Group, Inc.	502,757	-	-	502,757
		71,400	-	-	71,400	Shinsei Bank Ltd.	412,082	-	-	412,082
		135	355	-	490	Sumitomo Mitsui Financial Group, Inc.	1,477,491	3,885,255	-	5,362,746

							4,019,615	6,970,612	-	10,990,227

	Construction &	45,377	129,000	-	174,377	JGC Corp.	706,524	2,008,542	-	2,715,066
	Engineering - 0.5%	32,000	-	-	32,000	Kinden Corp.	238,861	-	-	238,861
		115,000	291,500	-	406,500	Okumura Corp.	581,121	1,473,015	-	2,054,136

							1,526,506	3,481,557	-	5,008,063

	Consumer Finance - 0.2%	14,700	41,400	-	56,100	Credit Saison Co., Ltd.	531,666	1,497,345	-	2,029,011

	Diversified Financial	65,000	298,000	-	363,000	RHJ International (a)	1,223,660	5,610,011	-	6,833,671
	Services - 0.8%	41,200	-	-	41,200	RHJ International (a)(b)(f)	775,612	-	-	775,612

							1,999,272	5,610,011	-	7,609,283

	Electric Utilities - 0.4%	18,600	44,200	-	62,800	Chubu Electric Power Co., Inc.	515,275	1,224,471	-	1,739,746
		23,200	57,500	-	80,700	Hokuriku Electric Power	484,015	1,199,607	-	1,683,622

							999,290	2,424,078	-	3,423,368

	Electronic Equipment & Instruments - 0.7%	10,000	44,000	-	54,000	Murata Manufacturing Co., Ltd.	699,414	3,077,423	-	3,776,837
		-	35,000	-	35,000	TDK Corp.	-	2,738,233	-	2,738,233

							699,414	5,815,656	-	6,515,070

	Food & Staples Retailing - 0.4%	4,200	-	-	4,200	Ministop Co., Ltd.	72,361	-	-	72,361
		30,500	84,000	-	114,500	Seven & I Holdings Co. Ltd.	977,940	2,693,344	-	3,671,284

							1,050,301	2,693,344	-	3,743,645

	Food Products - 0.1%	40,100	-	-	40,100	Ajinomoto Co., Inc.	463,899	-	-	463,899
		5,200	-	-	5,200	House Foods Corp.	84,833	-	-	84,833

							548,732	-	-	548,732

	Gas Utilities - 0.4%	195,000	503,000	-	698,000	Tokyo Gas Co., Ltd.	995,383	2,567,577	-	3,562,960

	Health Care Equipment & Supplies - 0.1%	-	59,800	-	59,800	Nihon Kohden Corp.	-	1,124,877	-	1,124,877

	Household Durables - 0.6%	-	96,300	-	96,300	Fuso Lexel, Inc.	-	815,160	-	815,160
		-	70,100	-	70,100	The Japan General Estate Co. Ltd.	-	1,840,084	-	1,840,084
		-	51,000	-	51,000	Kao Corp.	-	1,338,720	-	1,338,720
		-	61,000	-	61,000	Matsushita Electric Industrial Co., Ltd.	-	1,275,234	-	1,275,234
		6,600	19,000	-	25,600	Rinnai Corp.	187,354	539,353	-	726,707

							187,354	5,808,551	-	5,995,905

	Household Products - 0.0%	15,750	-	-	15,750	Rohto Pharmaceutical Co., Ltd.	157,695	-	-	157,695

	Insurance - 3.2%	206,200	564,000	-	770,200	Aioi Insurance Co., Ltd.	1,419,272	3,882,006	-	5,301,278
		75,000	200,000	-	275,000	Millea Holdings, Inc.	2,834,424	7,558,463	-	10,392,887
		205,030	549,000	-	754,030	Mitsui Sumitomo Insurance Co., Ltd.	2,550,713	6,829,935	-	9,380,648
		187,800	495,000	-	682,800	Nipponkoa Insurance Co., Ltd.	1,494,949	3,940,362	-	5,435,311

							8,299,358	22,210,766	-	30,510,124

	Machinery - 0.5%	2,200	-	-	2,200	Fanuc Ltd.	190,928	-	-	190,928
		91,800	258,000	-	349,800	Kubota Corp.	802,970	2,256,714	-	3,059,684
		-	180,000	-	180,000	Tadano Ltd.	-	1,660,639	-	1,660,639

							993,898	3,917,353	-	4,911,251

	Media - 0.2%	34,300	92,700	-	127,000	Toho Co., Ltd.	648,138	1,751,671	-	2,399,809

F-7

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

Japan (concluded)	Office Electronics - 0.5%	23,000	60,300	-	$ 83,300	Canon, Inc.	$ 1,233,038	$ 3,232,705	$ -	$ 4,465,743

	Pharmaceuticals - 1.1%	-	33,300	-	33,300	Astellas Pharma, Inc.	-	1,500,500	-	1,500,500
		-	30,300	-	30,300	Eisai Co., Ltd.	-	1,551,853	-	1,551,853
		17,700	-	-	17,700	Shionogi & Co., Ltd.	354,893	-	-	354,893
		25,800	71,900	-	97,700	Takeda Pharmaceutical Co., Ltd.	1,656,688	4,616,895	-	6,273,583
		22,100	-	-	22,100	Tanabe Seiyaku Co., Ltd.	272,105	-	-	272,105

							2,283,686	7,669,248	-	9,952,934

	Real Estate Management &	-	1,300	-	1,300	Dynacity Corp.	-	156,060	-	156,060
	Development - 0.2%	-	11,700	-	11,700	Joint Corp.	-	460,177	-	460,177
		-	4,700	-	4,700	Leopalace21 Corp.	-	176,820	-	176,820
		47	-	-	47	NTT Urban Development Co.	405,883	-	-	405,883
		-	200	-	200	Sanyo Housing Nagoya Co. Ltd.	-	268,479	-	268,479

							405,883	1,061,536	-	1,467,419

	Road & Rail - 0.2%	85	225	-	310	East Japan Railway Co.	594,502	1,573,682	-	2,168,184

	Tobacco - 0.1%	130	-	-	130	Japan Tobacco, Inc.	566,885	-	-	566,885

	Trading Companies & Distributors - 0.4%	48,800	127,000	-	175,800	Mitsubishi Corp.	942,995	2,454,106	-	3,397,101

	Wireless Telecommunication	810	2,300	-	3,110	NTT DoCoMo, Inc.	1,239,708	3,520,157	-	4,759,865
	Services - 0.5%	15	45	-	60	Okinawa Cellular Telephone Co.	36,040	108,119	-	144,159

							1,275,748	3,628,276	-	4,904,024

						Total Common Stocks in Japan	37,022,528	102,190,837	-	139,213,365

Malaysia - 0.2%	Diversified Telecommunication Services - 0.0%	28,400	-	-	28,400	Telekom Malaysia Bhd	68,036	-	-	68,036

	Electric Utilities - 0.1%	245,841	-	-	245,841	Tenaga Nasional Bhd	673,076	-	-	673,076

	Food Products - 0.1%	158,500	-	-	158,500	IOI Corp. Bhd	746,393	-	-	746,393

	Independent Power Producers & Energy Traders - 0.0%	11,700	-	-	11,700	Malakoff Bhd	31,552	-	-	31,552

	Tobacco - 0.0%	29,000	-	-	29,000	British American Tobacco Malaysia Bhd	335,455	-	-	335,455

	Transportation Infrastructure - 0.0%	83,900	-	-	83,900	PLUS Expressways Bhd	66,155	-	-	66,155

	Wireless Telecommunication Services - 0.0%	52,800	-	-	52,800	Maxis Communications Bhd	129,380	-	-	129,380

				-		Total Common Stocks in Malaysia	2,050,047	-	-	2,050,047

Mexico - 0.3%	Beverages - 0.1%	6,000	-	-	6,000	Fomento Economico Mexicano, SA de CV (b)	580,140	-	-	580,140

	Building Products - 0.1%	-	42,400	-	42,400	Cemex, SA de CV (a)(b)(j)	-	1,303,376	-	1,303,376

	Media - 0.1%	42,250	-	-	42,250	Grupo Televisa, SA (b)	1,042,730	-	-	1,042,730

				-		Total Common Stocks in Mexico	1,622,870	1,303,376	-	2,926,246

Netherlands - 1.1%	Construction & Engineering - 0.2%	-	40,000	-	40,000	Imtech NV	-	2,228,434	-	2,228,434

	Diversified Financial Services - 0.2%	33,356	4,100	-	37,456	ING Groep NV CVA	1,477,692	181,633	-	1,659,325

	Food Products - 0.3%	-	123,300	-	123,300	Unilever NV	-	3,040,365	-	3,040,365

	Household Durables - 0.3%	-	85,000	-	85,000	Koninklijke Philips Electronics NV	-	2,969,267	-	2,969,267

	Metals & Mining - 0.1%	20,718	-	-	20,718	Mittal Steel Co. NV	889,263	-	-	889,263

				-		Total Common Stocks in the Netherlands	2,366,955	8,419,699	-	10,786,654

New Zealand - 0.0%	Diversified Telecommunication Services - 0.0%	32,300	-	-	32,300	Telecom Corp. of New Zealand Ltd.	101,041	-	-	101,041

	Electric Utilities - 0.0%	26,900	-	-	26,900	Contact Energy Ltd.	134,241	-	-	134,241

				-		Total Common Stocks in New Zealand	235,282	-	-	235,282

Norway - 1.4%	Diversified Telecommunication Services - 0.1%	11,000	65,700	-	76,700	Telenor ASA	173,746	1,037,736	-	1,211,482

	Energy Equipment & Services - 0.4%	-	84,000	-	84,000	Fred. Olsen Energy ASA (a)	-	3,623,764	-	3,623,764

F-8

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

Norway (concluded)	Oil, Gas & Consumable	-	105,000	-	105,000	Norsk Hydro ASA	$ -	$ 2,413,433	$ -	$ 2,413,433
	Fuels - 0.9%	39,826	185,000	-	224,826	Statoil ASA	1,006,792	4,676,756	-	5,683,548

							1,006,792	7,090,189	-	8,096,981

						Total Common Stocks in Norway	1,180,538	11,751,689	-	12,932,227

Peru - 0.1%	Metals & Mining - 0.1%	3,400	10,600	-	14,000	Southern Copper Corp.	174,692	544,628	-	719,320

						Total Common Stocks in Peru	174,692	544,628	-	719,320

Philippines - 0.4%	Diversified Telecommunication Services - 0.4%	-	76,000	-	76,000	Philippine Long Distance Telephone	-	3,598,716	-	3,598,716

						Total Common Stocks in the Philippines	-	3,598,716	-	3,598,716

Singapore - 2.1%	Commercial Banks - 0.1%	80,000	-	-	80,000	Oversea-Chinese Banking Corp.	359,712	-	-	359,712

	Diversified Telecommunication Services - 0.8%	821,960	3,769,000	-	4,590,960	Singapore Telecommunications Ltd.	1,399,148	6,415,628	-	7,814,776

	Health Care Providers & Services - 0.1%	223,500	500,000	-	723,500	Parkway Holdings Ltd.	397,672	889,645	-	1,287,317

	Industrial Conglomerates - 0.6%	270,500	325,500	-	596,000	Fraser and Neave Ltd.	771,467	928,327	-	1,699,794
		110,300	277,000	-	387,300	Keppel Corp. Ltd.	1,119,437	2,811,280	-	3,930,717

							1,890,904	3,739,607	-	5,630,511

	Real Estate Management &	287,600	746,000	-	1,033,600	CapitaLand Ltd.	1,006,822	2,611,575	-	3,618,397
	Development - 0.4%	154,300	-	-	154,300	Keppel Land Ltd.	545,125	-	-	545,125

							1,551,947	2,611,575	-	4,163,522

	Wireless Telecommunication Services - 0.1%	310,100	-	-	310,100	MobileOne Ltd.	394,397	-	-	394,397

						Total Common Stocks in Singapore	5,993,780	13,656,455	-	19,650,235

South Africa - 1.0%	Diversified Telecommunication Services - 0.2%	-	110,000	-	110,000	Telkom SA Ltd.	-	2,041,935	-	2,041,935

	Metals & Mining - 0.1%	14,900	-	-	14,900	Gold Fields Ltd. (b)	249,724	-	-	249,724

	Oil, Gas & Consumable Fuels - 0.4%	5,100	112,000	-	117,100	Sasol Ltd.	175,025	3,843,693	-	4,018,718

	Wireless Telecommunication Services - 0.3%	-	300,000	-	300,000	MTN Group Ltd.	-	2,728,661	-	2,728,661

						Total Common Stocks in South Africa	424,749	8,614,289	-	9,039,038

South Korea - 2.4%	Chemicals - 0.1%	-	72,200	(505)	71,695	SODIFF Advanced Materials Co. Ltd.	-	1,333,277	(9,333)	1,323,944

	Commercial Banks - 0.4%	14,600	37,400	(337)	51,663	Daegu Bank	241,719	619,199	(5,573)	855,345
		5,700	14,562	(131)	20,131	Hana Financial Group, Inc.	262,844	671,498	(6,043)	928,299
		3,000	7,700	(69)	10,631	Kookmin Bank	238,472	612,077	(5,508)	845,041
		19,000	48,800	(439)	67,361	Pusan Bank	243,990	626,670	(5,640)	865,020

							987,025	2,529,444	(22,764)	3,493,705

	Diversified Telecommunication Services - 0.1%	58,200	-	-	58,200	KT Corp. (b)	1,302,516	-	-	1,302,516

	Electric Utilities - 0.1%	16,100	-	-	16,100	Korea Electric Power Corp.	621,958	-	-	621,958

	Electrical Equipment - 0.0%	7,000	-	-	7,000	LS Cable Ltd.	294,189	-	-	294,189

	Electronic Equipment	19,300	49,437	(346)	68,391	Fine DNC Co., Ltd.	94,324	241,610	(1,691)	334,243
	& Instruments - 0.6%	-	869,600	(6,086)	863,514	Interflex Co., Ltd.	-	5,122,080	(35,854)	5,086,226

							94,324	5,363,690	(37,545)	5,420,469

	Food Products - 0.1%	3,800	-	-	3,800	CJ Corp.	429,504	-	-	429,504
		400	-	-	400	Nong Shim Co., Ltd.	108,676	-	-	108,676

							538,180	-	-	538,180

	Insurance - 0.4%	10,700	27,600	(248)	38,052	Dongbu Insurance Co., Ltd.	254,938	657,596	(5,918)	906,616
		41,100	105,619	(951)	145,768	Korean Reinsurance Co.	464,542	1,193,783	(10,745)	1,647,580
		42,200	108,500	(976)	149,724	Meritz Fire & Marine Insurance Co. Ltd.	264,240	679,385	(6,114)	937,511

							983,720	2,530,764	(22,777)	3,491,707

F-9

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

South Korea (concluded)	Metals & Mining - 0.2%	3,100	-	-	3,100	POSCO	$ 860,334	$ -	$ -	$ 860,334
		9,400	-	-	9,400	POSCO (b)	662,888	-	-	662,888

							1,523,222	-	-	1,523,222

	Multiline Retail - 0.0%	3,100	-	-	3,100	Lotte Shopping Co. (a)(b)(f)	58,730	-	-	58,730

	Textiles, Apparel & Luxury Goods - 0.0%	4,200	-	-	4,200	Cheil Industries, Inc.	174,731	-	-	174,731

	Tobacco - 0.4%	18,100	45,000	(405)	62,695	KT&G Corp.	1,117,984	2,779,517	(25,015)	3,872,486

	Wireless Telecommunication Services - 0.0%	900	-	-	900	SK Telecom Co., Ltd.	195,330	-	-	195,330

						Total Common Stocks in South Korea	7,891,909	14,536,692	(117,434)	22,311,167

Spain - 0.1%	Commercial Banks - 0.1%	44,758	-	-	44,758	Banco Bilbao Vizcaya Argentaria SA	1,080,805	-	-	1,080,805

	Transportation Infrastructure - 0.0%	6,000	-	-	6,000	Cintra Concesiones de Infraestructuras de Transporte SA	91,971	-	-	91,971

						Total Common Stocks in Spain	1,172,776	-	-	1,172,776

Sweden - 0.3%	Commercial Banks - 0.1%	30,863	-	-	30,863	Svenska Handelsbanken Class A	799,095	-	-	799,095

	Diversified Financial Services - 0.1%	66,138	-	-	66,138	Investor AB	1,483,490	-	-	1,483,490

	Diversified Telecommunication Services - 0.1%	102,575	-	-	102,575	TeliaSonera AB	745,623	-	-	745,623

						Total Common Stocks in Sweden	3,028,208	-	-	3,028,208

Switzerland - 2.2%	Capital Markets - 0.4%	34,539	-	-	34,539	Credit Suisse Group	2,082,252	-	-	2,082,252
		25,234	-	-	25,234	UBS AG	1,507,083	-	-	1,507,083

							3,589,335	-		3,589,335

	Food Products - 0.6%	-	18,300	-	18,300	Nestle SA Registered Shares	-	6,251,758	-	6,251,758

	Insurance - 0.1%	14,952	-	-	14,952	Swiss Reinsurance Registered Shares	1,225,919	-	-	1,225,919

	Pharmaceuticals - 1.1%	-	90,100	-	90,100	Novartis AG Registered Shares	-	5,468,068	-	5,468,068
		-	26,400	-	26,400	Roche Holding AG	-	4,619,814	-	4,619,814

							-	10,087,882	-	10,087,882

						Total Common Stocks in Switzerland	4,815,254	16,339,640	-	21,154,894

Taiwan - 1.2%	Commercial Banks - 0.1%	431,000	1,060,000	-	1,491,000	Chinatrust Financial Holding Co.	312,924	769,605	-	1,082,529
		226,000	-	-	226,000	SinoPac Financial Holdings Co., Ltd.	114,147	-	-	114,147
		186,400	-	-	186,400	Taishin Financial Holdings Co., Ltd. (a)	95,547	-	-	95,547

							522,618	769,605		1,292,223

	Computers & Peripherals - 0.0%	-	330,000	-	330,000	Micro-Star International Co. Ltd.	-	177,091	-	177,091

	Diversified Financial Services - 0.0%	285,200	-	-	285,200	Fubon Financial Holding Co. Ltd.	232,361	-	-	232,361

	Diversified Telecommunication	127,900	1,377,000	-	1,504,900	Chunghwa Telecom Co. Ltd.	219,175	2,359,684	-	2,578,859
	Services - 0.4%	47,634	-	-	47,634	Chunghwa Telecom Co. Ltd. (b)	871,226	-	-	871,226

							1,090,401	2,359,684	-	3,450,085

	Electronic Equipment & Instruments - 0.3%	222,045	639,900	-	861,945	Delta Electronics, Inc.	627,500	1,808,361	-	2,435,861

	Insurance - 0.2%	246,308	605,000	-	851,308	Cathay Financial Holding Co., Ltd.	477,621	1,173,168	-	1,650,789

	Marine - 0.1%	-	1,358,000	-	1,358,000	Yang Ming Marine Transport	-	692,014	-	692,014

	Semiconductors & Semiconductor Equipment - 0.0%	-	16,780	-	16,780	Chroma Ate Inc.	-	18,439	-	18,439

	Specialty Retail - 0.1%	-	1,637,840	-	1,637,840	Feng TAY Enterprise Co. Ltd.	-	1,240,844	-	1,240,844

						Total Common Stocks in Taiwan	2,950,501	8,239,206	-	11,189,707

Thailand - 0.9%	Commercial Banks - 0.1%	460,000	-	-	460,000	Siam Commercial Bank PCL Foreign Shares	814,991	-	-	814,991

	Construction Materials - 0.1%	41,400	-	-	41,400	Siam Cement PCL Foreign Shares	300,168	-	-	300,168
		7,600	-	-	7,600	Siam City Cement PCL Foreign Shares	50,960	-	-	50,960

							351,128	-	-	351,128

	Electronic Equipment & Instruments - 0.0%	123,100	-	-	123,100	Hana Microelectronics PCL	90,595	-	-	90,595

	Food Products - 0.0%	38,800	-	-	38,800	Thai Union Frozen Products PCL Foreign Shares	26,440	-	-	26,440

	Household Durables - 0.0%	446,100	-	-	446,100	Land and Houses PCL Foreign Shares	105,179	-	-	105,179

F-10

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

Thailand (concluded)	Oil, Gas &	-	410,000	-	410,000	Banpu PCL	$ -	$ 1,799,251	$ -	$ 1,799,251
	Consumable Fuels - 0.4%	107,900	-	-	107,900	PTT Exploration & Production PCL	320,575	-	-	320,575
		61,800	-	-	61,800	PTT PCL	373,958	-	-	373,958
		-	800,000	-	800,000	Thai Oil PCL Foreign Shares	-	1,330,153	-	1,330,153

							694,533	3,129,404	-	3,823,937

	Transportation	162,900	380,100	-	543,000	Airports of Thailand PCL	288,613	673,431	-	962,044
	Infrastructure - 0.1%	58,400	-	-	58,400	Bangkok Expressway PCL Foreign Shares	37,408	-	-	37,408

							326,021	673,431	-	999,452

	Wireless Telecommunication Services - 0.2%	-	450,000	-	450,000	Total Access Communication PCL (a)	-	1,800,000	-	1,800,000

						Total Common Stocks in Thailand	2,408,887	5,602,835	-	8,011,722

Turkey - 0.2%	Wireless Telecommunication	-	58,610	-	58,610	Turkcell Iletisim Hizmet AS	-	315,721	-	315,721
	Services - 0.2%	-	115,000	-	115,000	Turkcell Iletisim Hizmet AS (b)	-	1,660,600	-	1,660,600

							-	1,976,321	-	1,976,321

						Total Common Stocks in Turkey	-	1,976,321	-	1,976,321

United Kingdom - 6.10%	Aerospace & Defense - 0.1%	140,519	-	-	140,519	BAE Systems Plc	1,124,463	-	-	1,124,463

	Beverages - 0.8%	-	348,300	-	348,300	Diageo Plc	-	6,444,709	-	6,444,709
		10,400	-	-	10,400	Diageo Plc (b)	774,488	-	-	774,488

							774,488	6,444,709	-	7,219,197

	Commercial Banks - 0.9%	163,969	-	-	163,969	Barclays Plc	2,212,923	-	-	2,212,923
		118,832	-	-	118,832	HBOS Plc	2,464,002	-	-	2,464,002
		125,263	-	-	125,263	HSBC Holdings Plc	2,375,130	-	-	2,375,130
		-	161,100	-	161,100	Lloyds TSB Group Plc	-	1,719,388	-	1,719,388
		-	28,400	-	28,400	London Scottish Bank Plc	-	63,655	-	63,655

							7,052,055	1,783,043	-	8,835,098

	Consumer Finance - 0.2%	-	161,500	-	161,500	Provident Financial Plc	-	1,908,499	-	1,908,499

	Diversified Financial Services - 0.0%	82,720	-	-	82,720	Guinness Peat Group Plc	136,309	-	-	136,309

	Food & Staples Retailing - 0.3%	-	409,000	-	409,000	Tesco Plc	-	3,070,055	-	3,070,055

	Food Products - 0.6%	-	147,300	-	147,300	Cadbury Schweppes Plc	-	1,482,188	-	1,482,188
		25,500	60,000	-	85,500	Cadbury Schweppes Plc (b)	1,035,045	2,435,400	-	3,470,445
		-	49,174	-	49,174	Unilever Plc	-	1,220,369	-	1,220,369

							1,035,045	5,137,957	-	6,173,002

	Insurance - 0.3%	107,384	-	-	107,384	Aviva Plc	1,587,521	-	-	1,587,521
		-	25,700	-	25,700	Jardine Lloyd Thompson Group Plc	-	205,167	-	205,167
		94,831	-	-	94,831	Prudential Plc	1,162,255	-	-	1,162,255

							2,749,776	205,167	-	2,954,943

	Media - 0.0%	10,850	-	-	10,850	NTL, Inc.	293,275	-	-	293,275

	Metals & Mining - 0.4%	-	38,948	-	38,948	Anglo American Plc	-	1,756,349	-	1,756,349
		-	30,800	-	30,800	Rio Tinto Plc Registered Shares	-	1,699,132	-	1,699,132

							-	3,455,481	-	3,455,481

	Multiline Retail - 0.2%	-	139,500	-	139,500	Marks & Spencer Group Plc	-	1,746,977	-	1,746,977

	Oil, Gas & Consumable Fuels - 0.3%	71,042	-	-	71,042	Royal Dutch Shell Plc Class B	2,545,006	-	-	2,545,006

	Pharmaceuticals - 1.3%	-	53,400	-	53,400	AstraZeneca Plc	-	3,155,737	-	3,155,737
		73,031	176,900	-	249,931	GlaxoSmithKline Plc	1,950,354	4,724,262	-	6,674,616
		-	119,000	-	119,000	Shire Plc	-	2,171,251	-	2,171,251

							1,950,354	10,051,250	-	12,001,604

	Specialty Retail - 0.1%	131,708	-	-	131,708	Kesa Electricals Plc	881,227	-	-	881,227

	Thrifts & Mortgage Finance - 0.2%	-	79,500	-	79,500	Northern Rock Plc	-	1,815,262	-	1,815,262

	Wireless Telecommunication	1,160,190	-	-	1,160,190	Vodafone Group Plc	2,987,728	-	-	2,987,728
	Services - 0.4%	22,049	-	-	22,049	Vodafone Group Plc (b)	569,967	-	-	569,967

							3,557,695	-	-	3,557,695

						Total Common Stocks in the United Kingdom	22,099,693	35,618,400	-	57,718,093

F-11

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

United States - 39.2%	Aerospace & Defense - 0.0%	200	-	-	200	Boeing Co.	$ 15,972	$ -	$ -	$ 15,972
		1,900	-	-	1,900	General Dynamics Corp.	135,090	-	-	135,090
		200	-	-	200	Lockheed Martin Corp.	17,386	-	-	17,386
		300	-	-	300	Northrop Grumman Corp.	19,917	-	-	19,917
		400	-	-	400	Raytheon Co.	19,980	-	-	19,980

							208,345	-	-	208,345

	Air Freight & Logistics - 0.0%	1,500	-	-	1,500	FedEx Corp.	171,810	-	-	171,810

	Airlines - 0.0%	400	-	-	400	AMR Corp. (a)	11,336	-	-	11,336

	Beverages - 0.7%	15,200	61,800	-	77,000	The Coca-Cola Co.	710,144	2,887,296	-	3,597,440
		10,700	-	-	10,700	Constellation Brands, Inc. Class A (a)	294,143	-	-	294,143
		4,400	-	-	4,400	Molson Coors Brewing Co. Class B	313,192	-	-	313,192
		1,400	3,400	-	4,800	PepsiAmericas, Inc.	28,630	69,530	-	98,160
		-	43,200	-	43,200	PepsiCo, Inc.	-	2,740,608	-	2,740,608

							1,346,109	5,697,434	-	7,043,543

	Biotechnology - 0.3%	1,100	40,200	-	41,300	Amgen, Inc. (a)	83,501	3,051,582	-	3,135,083

	Capital Markets - 0.3%	300	-	-	300	Ameriprise Financial, Inc.	15,450	-	-	15,450
		12,500	34,500	-	47,000	The Bank of New York Co., Inc.	429,625	1,185,765	-	1,615,390
		100	-	-	100	The Bear Stearns Cos., Inc.	15,135	-	-	15,135
		100	-	-	100	Goldman Sachs Group, Inc.	18,979	-	-	18,979
		20,800	-	-	20,800	Knight Capital Group, Inc. Class A (a)	387,920	-	-	387,920
		1,400	3,800	-	5,200	Lehman Brothers Holdings, Inc.	108,976	295,792	-	404,768
		1,200	3,200	-	4,400	Mellon Financial Corp.	46,560	124,160	-	170,720
		200	-	-	200	Morgan Stanley	15,286	-	-	15,286

							1,037,931	1,605,717	-	2,643,648

	Chemicals - 0.1%	6,300	19,300	-	25,600	E.I. du Pont de Nemours & Co.	288,540	883,940	-	1,172,480
		300	-	-	300	PPG Industries, Inc.	20,520	-	-	20,520
		2,359	-	-	2,359	Tronox, Inc. Class B	30,856	-	-	30,856

							339,916	883,940	-	1,223,856

	Commercial Banks - 0.5%	8,400	-	-	8,400	Fifth Third Bancorp	334,740	-	-	334,740
		500	-	-	500	National City Corp.	18,625	-	-	18,625
		1,200	-	-	1,200	Santander BanCorp	22,440	-	-	22,440
		7,400	20,200	-	27,600	Wachovia Corp.	410,700	1,121,100	-	1,531,800
		24,000	65,500	-	89,500	Wells Fargo & Co.	870,960	2,376,995	-	3,247,955

							1,657,465	3,498,095	-	5,155,560

	Commercial Services & Supplies - 0.0%	400	-	-	400	Waste Management, Inc.	14,992	-	-	14,992

	Communications Equipment - 1.2%	174,800	420,000	-	594,800	3Com Corp. (a)	849,528	2,041,200	-	2,890,728
		100,600	-	-	100,600	Cisco Systems, Inc. (a)	2,427,478	-	-	2,427,478
		3,400	-	-	3,400	Comverse Technology, Inc. (a)	74,018	-	-	74,018
		14,600	-	-	14,600	Extreme Networks, Inc. (a)	55,480	-	-	55,480
		6,748	-	-	6,748	JDS Uniphase Corp. (a)	98,077	-	-	98,077
		58,100	170,000	-	228,100	Motorola, Inc. (j)	1,339,786	3,920,200	-	5,259,986
		4,500	-	-	4,500	Tellabs, Inc. (a)	47,430	-	-	47,430

							4,891,797	5,961,400	-	10,853,197

	Computers & Peripherals - 0.7%	13,200	47,000	-	60,200	Hewlett-Packard Co.	511,368	1,820,780	-	2,332,148
		13,700	-	-	13,700	International Business Machines Corp.	1,264,921	-	-	1,264,921
		9,600	33,000	-	42,600	Lexmark International, Inc. Class A (a)(j)	610,464	2,098,470	-	2,708,934
		86,000	-	-	86,000	Sun Microsystems, Inc. (a)	466,980	-	-	466,980

							2,853,733	3,919,250	-	6,772,983

	Construction &	2,700	-	-	2,700	Chicago Bridge & Iron Co. NV	66,312	-	-	66,312
	Engineering - 0.2%	37,600	-	-	37,600	Foster Wheeler Ltd. (a)	1,690,120	-	-	1,690,120

							1,756,432	-	-	1,756,432

	Containers & Packaging - 0.2%	13,200	45,700	-	58,900	Crown Holdings, Inc. (a)	256,608	888,408	-	1,145,016

F-12

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

United States (continued)	Containers & Packaging (concluded)	17,400	48,400	-	65,800	Smurfit-Stone Container Corp. (a)	$ 185,484	$ 515,944	$ -	$ 701,428
				-
							442,092	1,404,352	-	1,846,444

	Diversified Consumer Services - 0.0%	14,900	-	-	14,900	Career Education Corp. (a)	331,972	-	-	331,972

	Diversified Financial	18,550	61,500	-	80,050	Bank of America Corp.	999,288	3,313,005	-	4,312,293
	Services - 1.3%	200	-	-	200	CIT Group, Inc.	10,410	-	-	10,410
		36,300	99,000	-	135,300	Citigroup, Inc.	1,820,808	4,965,840	-	6,786,648
		4,300	15,000	-	19,300	JPMorgan Chase & Co.	203,992	711,600	-	915,592
		400	-	-	400	Leucadia National Corp.	10,548	-	-	10,548

							3,045,046	8,990,445	-	12,035,491

	Diversified Telecommunication	25,400	70,000	-	95,400	AT&T, Inc. (j)	869,950	2,397,500	-	3,267,450
	Services - 1.2%	8,300	23,000	-	31,300	BellSouth Corp.	374,330	1,037,300	-	1,411,630
		9,000	-	-	9,000	Cincinnati Bell, Inc. (a)	42,210	-	-	42,210
		1,835	5,000	-	6,835	Embarq Corp.	88,722	241,750	-	330,472
		15,300	-	-	15,300	General Communication, Inc. Class A (a)	200,583	-	-	200,583
		1,800	-	-	1,800	Qwest Communications International Inc. (a)	15,534	-	-	15,534
		45,200	123,600	-	168,800	Verizon Communications, Inc.	1,672,400	4,573,200	-	6,245,600
		9,291	-	-	9,291	Windstream Corp.	127,473	-	-	127,473

							3,391,202	8,249,750	-	11,640,952

	Electric Utilities - 0.4%	15,300	41,700	-	57,000	Mirant Corp. (a)	452,421	1,233,069	-	1,685,490
		16,800	45,600	-	62,400	PPL Corp.	579,936	1,574,112	-	2,154,048

							1,032,357	2,807,181	-	3,839,538

	Energy Equipment	1,600	-	-	1,600	Baker Hughes, Inc.	110,480	-	-	110,480
	& Services - 1.2%	6,300	-	-	6,300	ENSCO International, Inc.	308,511	-	-	308,511
		12,900	-	-	12,900	GlobalSantaFe Corp.	669,510	-	-	669,510
		10,000	-	-	10,000	Halliburton Co.	323,500	-	-	323,500
		20,000	55,725	-	75,725	Key Energy Services, Inc. (a)	280,000	780,150	-	1,060,150
		4,225	62,000	-	66,225	National Oilwell Varco, Inc. (a)	255,190	3,744,800	-	3,999,990
		13,800	38,000	-	51,800	Schlumberger Ltd.	870,504	2,397,040	-	3,267,544
		2,500	-	-	2,500	Tidewater, Inc.	124,325	-	-	124,325
		2,400	-	-	2,400	Transocean, Inc. (a)	174,096	-	-	174,096
		5,000	13,900	-	18,900	Weatherford International Ltd. (a)	205,400	571,012	-	776,412

							3,321,516	7,493,002	-	10,814,518

	Food & Staples	8,400	-	-	8,400	CVS Corp.	263,592	-	-	263,592
	Retailing - 0.1%	800	-	-	800	The Kroger Co.	17,992	-	-	17,992
		5,391	-	-	5,391	SUPERVALU Inc.	180,059	-	-	180,059
		600	-	-	600	Safeway, Inc.	17,616	-	-	17,616
		12,600	-	-	12,600	Senomyx, Inc. (a)	194,292	-	-	194,292
		4,300	-	-	4,300	Wal-Mart Stores, Inc.	211,904	-	-	211,904
		4,300	-	-	4,300	Walgreen Co.	187,824	-	-	187,824

							1,073,279	-	-	1,073,279

	Food Products - 0.9%	300	-	-	300	Archer Daniels Midland Co.	11,550	-	-	11,550
		13,200	-	-	13,200	ConAgra Foods, Inc.	345,180	-	-	345,180
		-	37,800	-	37,800	Dean Foods Co. (a)	-	1,583,442	-	1,583,442
		-	55,000	-	55,000	General Mills, Inc.	-	3,125,100	-	3,125,100
		-	59,900	-	59,900	Kellogg Co. (j)	-	3,013,569	-	3,013,569
		10,700	-	-	10,700	Sara Lee Corp.	182,970	-	-	182,970

							539,700	7,722,111	-	8,261,811

	Health Care Equipment	7,000	-	-	7,000	Bausch & Lomb, Inc.	374,780	-	-	374,780
	& Supplies - 1.0%	5,200	127,100	-	132,300	Baxter International, Inc.	239,044	5,842,787	-	6,081,831
		7,950	22,200	-	30,150	Boston Scientific Corp. (a)	126,485	353,202	-	479,687
		-	49,100	-	49,100	Medtronic, Inc.	-	2,390,188	-	2,390,188

							740,309	8,586,177	-	9,326,486

F-13

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

United States (continued)	Health Care Providers & Services - 1.9%	8,800	48,850	-	57,650	Aetna, Inc.	$ 362,736	$ 2,013,597	$ -	$ 2,376,333
		3,300	60,200	-	63,500	AmerisourceBergen Corp.	155,760	2,841,440	-	2,997,200
		200	36,532	-	36,732	Cardinal Health, Inc.	13,090	2,391,019	-	2,404,109
		5,725	41,100	-	46,825	Caremark Rx, Inc.	281,842	2,023,353	-	2,305,195
		1,810	5,200	-	7,010	Cigna Corp.	211,734	608,296	-	820,030
		5,825	-	-	5,825	HCA, Inc.	294,279	-	-	294,279
		2,000	-	-	2,000	Health Management Associates, Inc. Class A	39,400	-	-	39,400
		6,660	-	-	6,660	HealthSouth Corp. (a)	161,505	-	-	161,505
		6,400	15,000	-	21,400	Humana, Inc. (a)	384,000	900,000	-	1,284,000
		6,650	19,300	-	25,950	Manor Care, Inc.	319,133	926,207	-	1,245,340
		400	-	-	400	McKesson Corp.	20,036	-	-	20,036
		5,500	-	-	5,500	Medco Health Solutions, Inc. (a)	294,250	-	-	294,250
		26,400	-	-	26,400	Tenet Healthcare Corp. (a)	186,384	-	-	186,384
		3,900	13,400	-	17,300	Triad Hospitals, Inc. (a)	144,417	496,202	-	640,619
		9,725	23,200	-	32,925	UnitedHealth Group, Inc.	474,386	1,131,696	-	1,606,082
		4,525	15,500	-	20,025	WellPoint, Inc. (a)	345,348	1,182,960	-	1,528,308

							3,688,300	14,514,770	-	18,203,070

	Hotels, Restaurants & Leisure - 1.1%	300	-	-	300	Darden Restaurants, Inc.	12,570	-	-	12,570
		28,100	99,000	-	127,100	McDonald’s Corp.	1,177,952	4,150,080	-	5,328,032
		21,300	49,700	-	71,000	Panera Bread Co. Class A (a)	1,316,340	3,071,460	-	4,387,800
		3,791	-	-	3,791	Tim Hortons, Inc.	109,588	-	-	109,588
		2,800	-	-	2,800	Wendy’s International, Inc.	96,880	-	-	96,880

							2,713,330	7,221,540	-	9,934,870

	Household Products - 1.0%	-	94,600	-	94,600	Colgate-Palmolive Co.	-	6,051,562	-	6,051,562
		-	42,200	-	42,200	Kimberly-Clark Corp.	-	2,807,144	-	2,807,144
		5,700	-	-	5,700	The Procter & Gamble Co.	361,323	-	-	361,323

							361,323	8,858,706	-	9,220,029

	IT Services - 0.0%	400	-	-	400	Accenture Ltd. Class A	13,164	-	-	13,164

	Independent Power Producers & Energy Traders - 0.4%	13,200	46,000	-	59,200	The AES Corp.(a)	290,268	1,011,540	-	1,301,808
		26,500	73,000	-	99,500	Dynegy, Inc. Class A (a)	161,120	443,840	-	604,960
		7,400	20,100	-	27,500	TXU Corp.	467,162	1,268,913	-	1,736,075

							918,550	2,724,293	-	3,642,843

	Industrial Conglomerates - 2.4%	110,300	305,000	-	415,300	General Electric Co. (h)	3,872,633	10,708,550	-	14,581,183
		33,450	40,900	-	74,350	McDermott International, Inc. (a)	1,495,215	1,828,230	-	3,323,445
		30,400	121,000	-	151,400	Tyco International Ltd.	894,672	3,561,030	-	4,455,702

							6,262,520	16,097,810	-	22,360,330

	Insurance - 4.9%	20,000	50,700	-	70,700	ACE Ltd.	1,145,000	2,902,575	-	4,047,575
		9,700	27,000	-	36,700	The Allstate Corp.	595,192	1,656,720	-	2,251,912
		52,700	146,000	-	198,700	American International Group, Inc.	3,539,859	9,806,820	-	13,346,679
		6,100	17,000	-	23,100	Assurant, Inc.	321,226	895,220	-	1,216,446
		3,400	10,400	-	13,800	Bristol West Holdings, Inc.	47,328	144,768	-	192,096
		300	-	-	300	Chubb Corp.	15,945	-	-	15,945
		3,400	9,200	-	12,600	Darwin Professional Underwriters, Inc. (a)	76,500	207,000	-	283,500
		28,000	70,800	-	98,800	Endurance Specialty Holdings Ltd.	998,200	2,524,020	-	3,522,220
		2,400	6,200	-	8,600	Everest Re Group Ltd.	238,032	614,916	-	852,948
		500	-	-	500	Genworth Financial, Inc. Class A	16,720	-	-	16,720
		5,200	14,200	-	19,400	Hartford Financial Services Group, Inc.	453,284	1,237,814	-	1,691,098
		18,500	46,700	-	65,200	IPC Holdings, Ltd.	555,740	1,402,868	-	1,958,608
		200	-	-	200	Lincoln National Corp.	12,662	-	-	12,662
		500	-	-	500	Loews Corp.	19,460	-	-	19,460
		6,700	18,100	-	24,800	Marsh & McLennan Cos., Inc.	197,248	532,864	-	730,112
		15,300	53,000	-	68,300	Platinum Underwriters Holdings Ltd.	456,858	1,582,580	-	2,039,438
		3,100	8,500	-	11,600	Prudential Financial, Inc.	238,483	653,905	-	892,388

F-14

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

United States (continued)	Insurance (concluded)	10,800	35,300	-	46,100	RenaissanceRe Holdings Ltd.	$ 587,520	$ 1,920,320	$ -	$ 2,507,840
		21,500	59,000	-	80,500	The St. Paul Travelers Cos., Inc.	1,099,295	3,016,670	-	4,115,965
		300	-	-	300	W.R. Berkley Corp.	11,058	-	-	11,058
		26,300	66,500	-	92,800	XL Capital Ltd. Class A	1,855,465	4,691,575	-	6,547,040

							12,481,075	33,790,635	-	46,271,710

	Internet & Catalog Retail - 0.0%	3,425	-	-	3,425	Liberty Media Holding Corp. - Interactive (a)	75,590	-	-	75,590

	Internet Software & Services - 0.3%	15,000	-	-	15,000	eBay, Inc. (a)	481,950	-	-	481,950
		-	180,000	-	180,000	Interwoven, Inc. (a)	-	2,289,600	-	2,289,600

							481,950	2,289,600	-	2,771,550

	Leisure Equipment & Products - 0.0%	7,100	-	-	7,100	Mattel, Inc.	160,673	-	-	160,673

	Life Sciences Tools	-	113,700	-	113,700	PerkinElmer, Inc.	-	2,428,632	-	2,428,632
	& Services - 0.3%	3,100	11,500	-	14,600	Waters Corp. (a)	154,380	572,700	-	727,080

							154,380	3,001,332	-	3,155,712

	Machinery - 0.0%	100	-	-	100	Cummins, Inc.	12,698	-	-	12,698
		300	-	-	300	Eaton Corp.	21,729	-	-	21,729

							34,427	-	-	34,427

	Media - 0.9%	2,600	-	-	2,600	CBS Corp. Class B	75,244	-	-	75,244
		23,300	39,200	-	62,500	Comcast Corp. Class A (a)(j)	947,611	1,594,264	-	2,541,875
		1,800	-	-	1,800	Discovery Holding Co. (a)	26,712	-	-	26,712
		1,816	-	-	1,816	Liberty Global, Inc. (a)	47,652	-	-	47,652
		1,842	-	-	1,842	Liberty Global, Inc. Series C (a)	46,842	-	-	46,842
		685	-	-	685	Liberty Media Holding Corp. - Capital (a)	61,006	-	-	61,006
		-	73,300	-	73,300	Live Nation (a)	-	1,558,358	-	1,558,358
		200	-	-	200	The McGraw-Hill Cos., Inc.	12,834	-	-	12,834
		-	150,700	-	150,700	News Corp. Class B	-	3,276,218	-	3,276,218
		200	-	-	200	Omnicom Group	20,290	-	-	20,290
		11,800	-	-	11,800	Time Warner, Inc.	236,118	-	-	236,118
		5,350	-	-	5,350	Viacom, Inc. Class B (a)	208,222	-	-	208,222
		400	-	-	400	Walt Disney Co.	12,584	-	-	12,584

							1,695,115	6,428,840	-	8,123,955

	Metals & Mining - 1.1%	36,800	109,500	-	146,300	Alcoa, Inc.	1,063,888	3,165,645	-	4,229,533
		8,200	23,200	-	31,400	Freeport-McMoRan Copper & Gold, Inc. Class B (a)	495,936	1,403,136	-	1,899,072
		7,300	47,100	-	54,400	Newmont Mining Corp.	330,471	2,132,217	-	2,462,688
		200	600	-	800	Nucor Corp.	11,682	35,046	-	46,728
		-	63,000	-	63,000	Quanex Corp.	-	2,111,130	-	2,111,130

							1,901,977	8,847,174	-	10,749,151

	Multi-Utilities - 0.1%	15,400	36,500	-	51,900	CMS Energy Corp. (a)	229,306	543,485	-	772,791
		300	-	-	300	PG&E Corp.	12,942	-	-	12,942

							242,248	543,485	-	785,733

	Multiline Retail - 0.0%	200	-	-	200	JC Penney Co., Inc.	15,046	-	-	15,046
		300	-	-	300	Kohl’s Corp. (a)	21,180	-	-	21,180
		300	-	-	300	Nordstrom, Inc.	14,205	-	-	14,205
		100	-	-	100	Sears Holdings Corp. (a)	17,447	-	-	17,447

							67,878	-	-	67,878

	Oil, Gas &	1,700	-	-	1,700	Alon USA Energy, Inc.	47,719	-	-	47,719
	Consumable Fuels - 4.8%	-	55,000	-	55,000	Apache Corp.	-	3,592,600	-	3,592,600
		1,000	36,000	-	37,000	Arch Coal, Inc.	34,630	1,246,680	-	1,281,310
		15,600	50,500	-	66,100	Chevron Corp.	1,048,320	3,393,600	-	4,441,920
		15,100	41,400	-	56,500	ConocoPhillips	909,624	2,493,936	-	3,403,560
		3,400	-	-	3,400	Consol Energy, Inc.	120,326	-	-	120,326
		3,650	-	-	3,650	Devon Energy Corp.	243,966	-	-	243,966

F-15

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

United States (continued)	Oil, Gas & Consumable Fuels (concluded)	145,900	409,900	-	555,800	El Paso Corp. (j)	$ 1,998,830	$ 5,615,630	$ -	$ 7,614,460
		49,200	133,000	-	182,200	Exxon Mobil Corp.(h)	3,513,864	9,498,860	-	13,012,724
		2,600	120,000	-	122,600	Foundation Coal Holdings, Inc.	95,446	4,405,200	-	4,500,646
		-	40,000	-	40,000	Helix Energy Solutions Group, Inc. (a)	-	1,292,000	-	1,292,000
		5,500	-	-	5,500	Hess Corp.	233,200	-	-	233,200
		5,200	14,300	-	19,500	Marathon Oil Corp.	449,280	1,235,520	-	1,684,800
		7,600	-	-	7,600	Murphy Oil Corp.	358,416	-	-	358,416
		3,900	-	-	3,900	Noble Energy, Inc.	189,657	-	-	189,657
		12,600	41,300	-	53,900	Occidental Petroleum Corp.	591,444	1,938,622	-	2,530,066
		7,000	-	-	7,000	Pogo Producing Co.	313,250	-	-	313,250
		5,000	-	-	5,000	Stone Energy Corp. (a)	194,850	-	-	194,850
		1,100	-	-	1,100	Williams Cos., Inc.	26,873	-	-	26,873

							10,369,695	34,712,648	-	45,082,343

	Paper & Forest Products - 0.2%	13,800	38,400	-	52,200	International Paper Co.	460,230	1,280,640	-	1,740,870

	Personal Products - 0.0%	7,200	-	-	7,200	Avon Products, Inc.	218,952	-	-	218,952

	Pharmaceuticals - 2.7%	9,500	34,300	-	43,800	Abbott Laboratories	451,345	1,629,593	-	2,080,938
		6,700	-	-	6,700	Andrx Corp. (a)	164,753	-	-	164,753
		11,700	-	-	11,700	Bristol-Myers Squibb Co.	289,575	-	-	289,575
		6,600	26,400	-	33,000	Eli Lilly & Co.	369,666	1,478,664	-	1,848,330
		31,700	88,500	-	120,200	Johnson & Johnson	2,136,580	5,964,900	-	8,101,480
		900	97,700	-	98,600	King Pharmaceuticals, Inc. (a)	15,057	1,634,521	-	1,649,578
		16,750	-	-	16,750	Merck & Co., Inc.	760,785	-	-	760,785
		54,800	174,300	-	229,100	Pfizer, Inc. (j)	1,460,420	4,645,095	-	6,105,515
		19,600	55,600	-	75,200	Schering-Plough Corp.	433,944	1,230,984	-	1,664,928
		17,500	-	-	17,500	Valeant Pharmaceuticals International	326,900	-	-	326,900
		3,350	-	-	3,350	Watson Pharmaceuticals, Inc. (a)	90,149	-	-	90,149
		11,400	33,000	-	44,400	Wyeth	581,742	1,683,990	-	2,265,732

							7,080,916	18,267,747	-	25,348,663

	Real Estate Investment Trusts	-	1,000	-	1,000	AMB Property Corp.	-	58,410	-	58,410
	(REITs) - 1.0%	41,500	393,800	-	435,300	Friedman Billings Ramsey Group, Inc. Class A (j)	316,645	3,004,694	-	3,321,339
		-	11,800	-	11,800	Novastar Financial, Inc. (j)	-	376,656	-	376,656
		-	363,500	-	363,500	Saxon Capital, Inc.	-	5,143,525	-	5,143,525
		3,100	-	-	3,100	Ventas, Inc.	120,838	-	-	120,838

							437,483	8,583,285	-	9,020,768

	Road & Rail - 1.5%	30,300	93,600	-	123,900	CSX Corp.	1,080,801	3,338,712	-	4,419,513
		11,600	33,100	-	44,700	Norfolk Southern Corp.	609,812	1,740,067	-	2,349,879
		24,000	56,500	-	80,500	Union Pacific Corp.	2,175,120	5,120,595	-	7,295,715

							3,865,733	10,199,374	-	14,065,107

	Semiconductors & Semiconductor	2,800	-	-	2,800	Agere Systems, Inc. (a)	47,544	-	-	47,544
	Equipment - 0.1%	12,600	-	-	12,600	Cirrus Logic, Inc. (a)	88,956	-	-	88,956
		500	-	-	500	Freescale Semiconductor, Inc. Class B (a)	19,665	-	-	19,665
		10,600	-	-	10,600	Genesis Microchip, Inc. (a)	108,650	-	-	108,650
		25,500	-	-	25,500	Intel Corp.	544,170	-	-	544,170
		700	-	-	700	Micron Technology, Inc. (a)	10,115	-	-	10,115

							819,100	-	-	819,100

	Software - 1.4%	6,900	-	-	6,900	Borland Software Corp. (a)	38,088	-	-	38,088
		72,200	197,000	-	269,200	CA, Inc. (j)	1,787,672	4,877,720	-	6,665,392
		108,000	-	-	108,000	Microsoft Corp. (h)	3,100,680	-	-	3,100,680
		103,100	366,000	-	469,100	Novell, Inc. (a)	618,600	2,196,000	-	2,814,600
		29,600	-	-	29,600	TIBCO Software, Inc. (a)	273,800	-	-	273,800

							5,818,840	7,073,720	-	12,892,560

	Specialty Retail - 0.0%	200	-	-	200	Best Buy Co., Inc.	11,050	-	-	11,050
		500	-	-	500	Limited Brands	14,735	-	-	14,735

F-16

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

		Shares					Value
Country	Industry	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Common Stocks	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

United States (concluded)	Specialty Retail (concluded)	300	-	-	300	Office Depot, Inc. (a)	$ 12,597	$ -	$ -	$ 12,597
		400	-	-	400	Staples, Inc.	10,316	-	-	10,316
		600	-	-	600	TJX Cos., Inc.	17,370	-	-	17,370

							66,068	-	-	66,068

	Textiles, Apparel &	1,350	-	-	1,350	Hanesbrands, Inc. (a)	31,860	-	-	31,860
	Luxury Goods - 0.3%	-	30,300	-	30,300	Nike, Inc. Class B	-	2,783,964	-	2,783,964
		38,100	-	-	38,100	Unifi, Inc. (a)	105,537	-	-	105,537

							137,397	2,783,964	-	2,921,361

	Thrifts & Mortgage Finance - 0.2%	126	31,000	-	31,126	Accredited Home Lenders Holding Co. (a)	3,856	948,600	-	952,456
		500	-	-	500	Countrywide Financial Corp.	19,060	-	-	19,060
		8,475	-	-	8,475	Fannie Mae	502,228	-	-	502,228
		3,640	-	-	3,640	Washington Mutual, Inc.	153,972	-	-	153,972

							679,116	948,600	-	1,627,716

	Tobacco - 1.0%	7,100	-	-	7,100	Alliance One International, Inc. (a)	34,222	-	-	34,222
		9,300	33,300	-	42,600	Altria Group, Inc.	756,369	2,708,289	-	3,464,658
		300	-	-	300	Loews Corp. - Carolina Group	17,346	-	-	17,346
		200	-	-	200	Reynolds American, Inc.	12,632	-	-	12,632
		-	103,100	-	103,100	UST, Inc. (j)	-	5,522,036	-	5,522,036

							820,569	8,230,325	-	9,050,894

	Transportation Infrastructure - 0.6%	48,700	128,700	-	177,400	Macquarie Infrastructure Co. Trust	1,452,721	3,839,121	-	5,291,842

	Wireless Telecommunication	13,400	34,500	-	47,900	Alltel Corp.	714,354	1,839,195	-	2,553,549
	Services - 0.7%	60,000	163,900	-	223,900	Sprint Nextel Corp.	1,121,400	3,063,291	-	4,184,691

							1,835,754	4,902,486	-	6,738,240

						Total Common Stocks in the United States	93,605,914	275,010,531	-	368,616,445

						Total Common Stocks (Cost - $770,681,256) - 92.8%	251,777,727	621,569,918	(117,434)	873,230,211

						Preferred Stocks

United States - 0.1%	Thrifts & Mortgage Finance - 0.1%	5	-	-	5	Fannie Mae Series 2004-1, 5.375% (c)	483,124	-	-	483,124

						Total Preferred Stocks (Cost - $460,000) - 0.1%	483,124	-	-	483,124

						Exchange-Traded Funds

Brazil - 1.4%		38,000	285,000	-	323,000	iShares MSCI Brazil (Free) Index Fund	1,595,240	11,964,300	-	13,559,540

						Total Exchange-Traded Funds in Brazil	1,595,240	11,964,300	-	13,559,540

South Korea - 0.4%		76,100	-	-	76,100	iShares MSCI South Korea Index Fund	3,595,725	-	-	3,595,725

						Total Exchange-Traded Funds in South Korea	3,595,725	-	-	3,595,725

United States - 0.9%		37,600	-	-	37,600	Consumer Staples Select Sector SPDR Fund	971,208	-	-	971,208
		37,900	107,800	-	145,700	Health Care Select Sector SPDR Fund	1,262,070	3,589,740	-	4,851,810
		15,400	-	-	15,400	iShares Dow Jones US Telecommunications Sector Index Fund	440,902	-	-	440,902
		4,900	-	-	4,900	Telecom HOLDRs Trust	167,482	-	-	167,482
		51,500	-	-	51,500	Utilities Select Sector SPDR Fund	1,843,700	-	-	1,843,700

						Total Exchange-Traded Funds in the United States	4,685,362	3,589,740	-	8,275,102

						Total Exchange-Traded Funds (Cost - $23,869,041) - 2.7%	9,876,327	15,554,040	-	25,430,367

						Mutual Funds (a)

Vietnam - 0.5%	Diversified Financial Services - 0.5%	552,000	-	-	552,000	Vietnam Enterprise Investments Ltd. - C Shares	552,000	-	-	552,000
		340,440	1,478,700	-	1,819,140	Vietnam Opportunity Fund Ltd.	840,887	3,652,389	-	4,493,276

						Total Mutual Funds (Cost - $4,887,073) - 0.5%	1,392,887	3,652,389	-	5,045,276

F-17

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

			Face Amount					Value
Country	Industry		Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Fixed Income Securities	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

							Corporate Bonds

Canada - 0.0%	Metals & Mining - 0.0%	USD	30,000	-	-	30,000	Bema Gold Corp., 3.25% due 2/25/2011 (c)	$ 32,545	$ -	$ -	$ 32,545

							Total Corporate Bonds in Canada	32,545	-	-	32,545

China - 0.3%	Automobiles - 0.1%		170,000	400,000	-	570,000	Brilliance China Finance Ltd., 0% due 6/07/2011 (c)(e)	170,221	400,520	-	570,741

	Food Products - 0.1%	HKD	2,780,000	6,300,000	-	9,080,000	Chaoda Modern Agriculture Holdings Ltd., 0% due 5/08/2011 (c)(e)	366,391	830,312	-	1,196,703

	Industrial Conglomerates - 0.1%	USD	445,000	-	-	445,000	Beijing Enterprises Investment Ltd., 0% due 12/21/2010 (c)(e)	513,975	-	-	513,975

							Total Corporate Bonds in China	1,050,587	1,230,832	-	2,281,419

Hong Kong - 0.0%	Real Estate Management & Development - 0.0%		200,000	-	-	200,000	Hongkong Land CB 2005 Ltd., 2.75% due 12/21/2012 (c)	223,750	-	-	223,750

	Trading Companies & Distributors - 0.0%		80,000	-	-	80,000	Noble Group Ltd., 0.90% due 4/20/2009 (c)	82,700	-	-	82,700

							Total Corporate Bonds in Hong Kong	306,450	-	-	306,450

India - 0.6%	Automobiles - 0.1%		755,000	-	-	755,000	Tata Motors Ltd., 1% due 4/27/2011 (c)	890,900	-	-	890,900

	Metals & Mining - 0.0%		100,000	-	-	100,000	Gujarat NRE Coke Ltd., 0% due 4/12/2011 (c)(e)	84,500	-	-	84,500

	Thrifts & Mortgage Finance - 0.5%		400,000	3,300,000	-	3,700,000	Housing Development Finance Corp., 0% due 9/27/2010 (c)(e)	473,673	3,907,800	-	4,381,473

							Total Corporate Bonds in India	1,449,073	3,907,800	-	5,356,873

Malaysia - 0.2%	Diversified Financial Services - 0.0%		300,000	-	-	300,000	Feringghi Capital Ltd., 0% due 12/22/2009 (c)(e)	311,625	-	-	311,625

	Food Products - 0.2%		40,000	1,000,000	-	1,040,000	IOI Investment Bhd, 0% due 9/18/2009 (c)(e)	63,004	1,575,102	-	1,638,106

	Multi-Utilities - 0.0%		200,000	-	-	200,000	YTL Power Finance Cayman Ltd., 0% due 5/09/2010 (c)(e)	213,500	-	-	213,500

							Total Corporate Bonds in Malaysia	588,129	1,575,102	-	2,163,231

Taiwan - 0.0%	Construction Materials - 0.0%		200,000	-	-	200,000	Taiwan Cement Corp., 0% due 3/03/2009 (c )(e)	288,000	-	-	288,000

	Insurance - 0.0%		20,000	-	-	20,000	Shin Kong Financial Holding Co. Ltd., 0% due 6/17/2009 (c)(e)	21,225	-	-	21,225

							Total Corporate Bonds in Taiwan	309,225	-	-	309,225

United States - 0.1%	Biotechnology - 0.0%		90,000	-	-	90,000	Cell Genesys, Inc., 3.125% due 11/01/2011 (c)	73,125	-	-	73,125
			50,000	-	-	50,000	Nabi Biopharmaceuticals, 2.875% due 4/15/2025 (c)	45,500	-	-	45,500

								118,625	-	-	118,625

	Oil, Gas & Consumable Fuels - 0.1%		480,000	-	-	480,000	McMoRan Exploration Co., 5.25% due 10/06/2011 (c)	537,600	-	-	537,600

							Total Corporate Bonds in the United States	656,225	-	-	656,225

							Total Corporate Bonds (Cost - $10,382,685) - 1.2%	4,392,234	6,713,734	-	11,105,968

							Structured Notes(e)

Germany - 0.2%			1,500,000	-	-	1,500,000	Goldman Sachs & Co., (DAX Linked Notes), 0% due 10/19/2007	1,567,744	-	-	1,567,744

							Total Structured Notes in Germany	1,567,744	-	-	1,567,744

Japan - 1.0%							Goldman Sachs & Co.:
			1,800,000	-	-	1,800,000	(TOPIX Linked Notes), 0% due 7/30/2007	2,062,825	-	-	2,062,825
			1,800,000	-	-	1,800,000	(TOPIX Linked Notes), 0% due 8/03/2007	2,009,923	-	-	2,009,923
			4,000,000	-	-	4,000,000	(TOPIX Linked Notes), 0% due 1/28/2008	3,820,008	-	-	3,820,008
			1,000,000	-	-	1,000,000	(TOPIX Linked Notes), 0% due 2/16/2008	934,842	-	-	934,842
			807,000	-	-	807,000	(TOPIX Linked Notes), Series B, 0% due 1/31/2007	844,640	-	-	844,640

							Total Structured Notes in Japan	9,672,238	-	-	9,672,238

Taiwan - 0.4%							UBS AG (Gold Linked Notes):
			520,000	-	-	520,000	0% due 4/23/2008	530,556	-	-	530,556
			510,000	2,450,000	-	2,960,000	0% due 4/28/2008	527,697	2,535,015	-	3,062,712

							Total Structured Notes in Taiwan	1,058,253	2,535,015	-	3,593,268

F-18

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

			Face Amount					Value
Country			Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Structured Notes(e)	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

United States - 0.8%		USD	8,336,000	-	-	8,336,000	Morgan Stanley (Bear Market Plus S&P 500 Index Linked Notes), 0% due 3/05/2008	$ 7,667,453	$ -	$ -	$ 7,667,453

							Total Structured Notes in the United States	7,667,453	-	-	7,667,453

							Total Structured Notes (Cost - $22,731,397) - 2.4%	19,965,688	2,535,015	-	22,500,703

							Total Fixed Income Securities (Cost - $33,114,082) - 3.6%	24,357,922	9,248,749	-	33,606,671

			Beneficial Interest				Short-Term Securities

United States - 16.7%			12,236,629	117,020,671	-	129,257,300	BlackRock Liquidity Series, LLC Cash Sweep Series I, 5.22% (d)(g)	12,236,629	117,020,671	-	129,257,300
			-	27,590,450	-	27,590,450	BlackRock Liquidity Series, LLC Money Market Series, 5.33% (d)(g)(i)	-	27,590,450	-	27,590,450

							Total Short-Term Securities (Cost - $156,847,750) - 16.7%	12,236,629	144,611,121	-	156,847,750

			Number of Contracts				Options Purchased

	Call Options Purchased						Accredited Home Lenders Holding Co.:
			-	278	-	278	expiring January 2008 at USD 50	-	33,360	-	33,360
			-	306	-	306	expiring January 2008 at USD 55	-	15,300	-	15,300
			18	45	-	63	Financial Select Sector SPDR Fund, expiring December 2006 at USD 35	1,980	4,950	-	6,930
							KB Home:
			-	318	-	318	expiring January 2007 at USD 45	-	101,760	-	101,760
			-	664	-	664	expiring January 2007 at USD 50	-	89,640	-	89,640
			-	833	-	833	expiring January 2007 at USD 52.5	-	62,475	-	62,475
							Lennar Corp. Class A:
			-	817	-	817	expiring January 2007 at USD 50	-	147,060	-	147,060
			-	1,465	-	1,465	expiring January 2007 at USD 55	-	73,250	-	73,250
			-	1,180	-	1,180	expiring January 2007 at USD 60	-	17,700	-	17,700
							Pulte Homes, Inc.:
			-	759	-	759	expiring January 2007 at USD 30	-	235,290	-	235,290
			-	1,302	-	1,302	expiring January 2007 at USD 35	-	114,576	-	114,576
			-	1,739	-	1,739	expiring January 2007 at USD 37.5	-	60,865	-	60,865
			16	40	-	56	Technology Select Sector SPDR, expiring December 2006 at USD 22	1,760	4,400	-	6,160
							Toll Brothers, Inc.:
			-	759	-	759	expiring January 2007 at USD 32.5	-	60,720	-	60,720
			-	1,049	-	1,049	expiring January 2007 at USD 35	-	41,960	-	41,960
			-	1,574	-	1,574	expiring January 2007 at USD 37.5	-	15,740	-	15,740

							Total Options Purchased (Premiums Paid - $3,414,607) - 0.1%	3,740	1,079,046	-	1,082,786

							Total Investments (Cost - $993,273,809) - 116.5%	300,128,356	795,715,263	(117,434)	1,095,726,185

							Options Written

	Call Options Written						3Com Corp.:
			178	-	-	178	expiring January 2007 at USD 5	(8,010)	-	-	(8,010)
			1,428	4,200	-	5,628	expiring January 2008 at USD 5	(128,520)	(378,000)	-	(506,520)
			35	-	-	35	Andrx Corp., expiring January 2007 at USD 15	(34,300)	-	-	(34,300)
							Bausch & Lomb, Inc.:			-
			35	-	-	35	expiring January 2007 at USD 50	(17,850)	-	-	(17,850)
			35	-	-	35	expiring January 2008 at USD 45	(48,300)	-	-	(48,300)
			69	-	-	69	Borland Software Corp., expiring January 2007 at USD 7.5	(345)	-	-	(345)
			30	-	-	30	CA, Inc., expiring January 2007 at USD 30	(300)	-	-	(300)

F-19

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

	Number of Contracts					Value
	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Options Written	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

Call Options Written (continued)	26	-	-	26	CBS Corp. Class B, expiring January 2007 at USD 27.5	$ (5,460)	$ -	$ -	$ (5,460)
					Career Education Corp.:
	51	-	-	51	expiring January 2007 at USD 30	(1,275)	-	-	(1,275)
	60	-	-	60	expiring January 2007 at USD 35	(600)	-	-	(600)
	27	-	-	27	Chicago Bridge & Iron Co. NV, expiring January 2007 at USD 25	(3,915)	-	-	(3,915)
	104	-	-	104	Cirrus Logic, Inc., expiring January 2007 at USD 7.5	(4,160)	-	-	(4,160)
	169	-	-	169	Cisco Systems, Inc., expiring January 2007 at USD 17.5	(117,793)	-	-	(117,793)
	17	-	-	17	Comverse Technology, Inc., expiring January 2007 at USD 25	(935)	-	-	(935)
					eBay, Inc.:
	78	-	-	78	expiring January 2008 at USD 20	(106,860)	-	-	(106,860)
	72	-	-	72	expiring January 2008 at USD 25	(73,440)	-	-	(73,440)
	84	213	-	297	El Paso Corp., expiring January 2008 at USD 15	(13,020)	(33,015)	-	(46,035)
	120	-	-	120	Extreme Networks, Inc., expiring January 2007 at USD 5	(600)	-	-	(600)
	12	-	-	12	Fannie Mae, expiring January 2007 at USD 50	(12,720)	-	-	(12,720)
	25	-	-	25	Intel Corp., expiring January 2007 at USD 25	(250)	-	-	(250)
	208	-	-	208	Knight Capital Group, Inc. Class A, expiring January 2007 at USD 10	(212,160)	-	-	(212,160)
	62	-	-	62	Lexmark International, Inc. Class A, expiring January 2007 at USD 50	(89,280)	-	-	(89,280)
	48	-	-	48	Mattel, Inc., expiring January 2007 at USD 15	(37,440)	-	-	(37,440)
					McDermott International, Inc.:
	200	-	-	200	expiring January 2007 at USD 23.333	(654,000)	-	-	(654,000)
	23	-	-	23	expiring January 2007 at USD 26.666	(64,515)	-	-	(64,515)
	201	-	-	201	McDonald’s Corp., expiring January 2007 at USD 35	(140,700)	-	-	(140,700)
	11	-	-	11	Molson Coors Brewing Co. Class B, expiring January 2007 at USD 60	(12,980)	-	-	(12,980)
					Motorola, Inc.:
	282	-	-	282	expiring January 2007 at USD 22.5	(46,530)	-	-	(46,530)
	241	-	-	241	expiring January 2008 at USD 20	(127,730)	-	-	(127,730)
	35	-	-	35	Murphy Oil Corp., expiring January 2007 at USD 50	(4,725)	-	-	(4,725)
	53	-	-	53	Norfolk Southern Corp., expiring January 2007 at USD 40	(66,780)	-	-	(66,780)
	1,001	-	-	1,001	Novell, Inc., expiring January 2007 at USD 7.5	(10,010)	-	-	(10,010)
					Panera Bread Co. Class A:
	90	222	-	312	expiring January 2008 at USD 50	(162,900)	(401,820)	-	(564,720)
	25	-	-	25	expiring January 2008 at USD 55	(37,250)	-	-	(37,250)
	72	135	-	207	expiring January 2008 at USD 60	(84,960)	(159,300)	-	(244,260)
	68	-	-	68	Pfizer, Inc., expiring January 2007 at USD 25	(13,940)	-	-	(13,940)
	251	-	-	251	Sprint Nextel Corp., expiring January 2008 at USD 22.5	(28,865)	-	-	(28,865)
	189	-	-	189	TIBCO Software, Inc., expiring January 2007 at USD 7.5	(35,910)	-	-	(35,910)
	45	-	-	45	Tellabs, Inc., expiring January 2007 at USD 12.5	(1,350)	-	-	(1,350)
	70	-	-	70	Tenet Healthcare Corp., expiring January 2007 at USD 7.5	(3,150)	-	-	(3,150)
	30	-	-	30	Tyco International Ltd., expiring January 2007 at USD 25	(13,500)	-	-	(13,500)

F-20

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

	Number of Contracts					Value
	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity	Options Written	Global Dynamic Equity	Global Value	Adjustments**	Pro Forma Global Dynamic Equity

Call Options Written (concluded)	142	-	-	142	Valeant Pharmaceuticals International, expiring January 2007 at USD 15	$ (56,800)	$ -	$ -	$ (56,800)
	65	-	-	65	Vodafone Group Plc, expiring January 2007 at USD 20	(37,050)	-	-	(37,050)
	17	-	-	17	Wendy’s International, Inc., expiring January 2007 at USD 45	(49,300)	-	-	(49,300)

					Total Options Written (Premiums Received - $2,454,771) - (0.4%)	(2,570,478)	(972,135)	-	(3,542,613)

					Total Investments, Net of Options Written (Cost - $990,819,038*) - 116.1%	297,557,878	794,743,128	(117,434)	1,092,183,572
					Liabilities in Excess of Other Assets - (16.1%)	(1,862,986)	(26,328,910)	(123,653,471)	(151,845,367)

					Net Assets - 100.0%	$295,694,892	$768,414,218	$(123,770,905)	$940,338,205

*	The cost and unrealized appreciation (depreciation) of investments, net of options written, as of October 31, 2006, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$ 1,002,511,545

	Gross unrealized appreciation	$ 114,316,954
	Gross unrealized depreciation	(24,644,927)

	Net unrealized appreciation	$ 89,672,027

**	Reflects pro forma adjustments to the Condensed Combined Statement of Assets and Liabilities.
(a)	Non-income producing security.
(b)	Depositary receipts.
(c)	Convertible security.
(d)	Represents the current yield as of October 31, 2006.
(e)	Represents a zero-coupon bond.
(f)	The security may be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Global Dynamic Net Activity	Global Value Net Activity	Pro Forma Global Dynamic Equity Net Activity	Global Dynamic Interest Income	Global Value Interest Income	Pro Forma Global Dynamic Equity Interest Income

BlackRock Liquidity Series, LLC Cash Sweep Series I	$12,236,629	$ 34,360,613	$ 46,597,242	$694,755	$1,750,469	$2,445,224
BlackRock Liquidity Series, LLC Money Market Series	$ —	$(11,227,300)	$(11,227,300)	$ —	$ 170,548	$ 170,548

(h)	All or a portion of security held as collateral in connection with open financial futures contracts.
(i)	Security was purchased with the cash proceeds from securities loans.
(j)	Security, or a portion of security, is on loan.
(k)	Investments in companies (whereby 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Share Activity	Purchase Cost	Sales Cost	Realized Gains (Losses)	Dividend Income

Fine DNC Co., Ltd.*	(1,290,338)**	$ 1,769,602	$ 7,700,858	$ 2,952,249	$ 55,190
Fine DNC Co., Ltd. (Rights)*	(402,056)	$ -	$ -	$ -	†
Interflex Co., Ltd.	391,900	$ 5,678,270	$ 2,188,017	$ (910,597)	$ 61,626

*	No longer an affiliate of the Fund.
**	Received 239,838 shares as a result of a corporate action.
†	Non-income producing security.

F-21

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Continued)

•	For Fund compliance purposes, the Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

•	Swaps entered into as of October 31, 2006 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)

	Bought credit default protection on DaimlerChrysler NA Holding Corp. and pay 0.53%

	Broker, JPMorgan Chase
	Expires June 2011	$160,000	$ (499)

	Bought credit default protection on Carnival Corp. and pay 0.25%

	Broker, JPMorgan Chase
	Expires September 2011	$310,000	818

	Bought credit default protection on Whirlpool Corp. and pay 0.48%

	Broker, JPMorgan Chase
	Expires September 2011	$103,000	(837)

	Bought credit default protection on McDonald’s Corp. and pay 0.16%

	Broker, JPMorgan Chase
	Expires September 2011	$103,000	(115)

	Bought credit default protection on JC Penney Co., Inc. and pay 0.53%
	Broker, JPMorgan Chase
	Expires September 2011	$103,000	(407)

	Total		$ (1,040)

F-22

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Concluded)

•	Financial futures contracts purchased as of October 31, 2006 were as follows:

	Number of Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

	6	Dax Index 25 Euro	Eurex Deutschland	December 2006	$ 1,157,474	$ 47,393
	1,055	DJ Euro Stoxx	Eurex Deutschland	December 2006	50,843,007	3,178,766
	193	FTSE 100 Index	LIFFE	December 2006	21,843,278	765,164
	20	MSCI Singapore IX Ets	Singapore	November 2006	852,879	(13,208)
	44	S&P 500 Index	Chicago	December 2006	14,714,375	500,827
	33	S&P TSE 60 Index	Montreal	December 2006	3,930,578	212,972
	10	SPI 200 Index	Sydney	December 2006	998,614	39,205
	24	MSCI Taiwan Index	Singapore	November 2006	707,952	(8,832)
	200	TOPIX Index	Tokyo	December 2006	27,563,390	30,619

	Total Unrealized Appreciation - Net					$ 4,752,906

•	Currency Abbreviations:
	HKD	Hong Kong Dollar
	USD	U.S. Dollar

F-23

PRO FORMA CONDENSED COMBINED STATEMENT OF ASSETS AND LIABILITIES FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited)

	BlackRock Global Dynamic Equity	BlackRock Global Value	Adjustments		Pro Forma BlackRock Global Dynamic Equity Combined
Assets:
Investments in unaffiliated securities, at value (including securities loaned of $0, $26,813,493 and $26,813,493, respectively) (identified cost — $261,780,963, $574,297,704 and $833,011,452, respectively)	$ 287,887,987	$ 650,025,096	$(117,434	)(6)	$ 937,795,649
Investments in affiliated securities, at value (identified cost — $12,236,629, $144,611,121 and $156,847,750, respectively)	12,236,629	144,611,121	—		156,847,750
Options purchased, at value (premiums paid — $1,479, $3,413,128 and $3,414,607, respectively)	3,740	1,079,046	—		1,082,786
Unrealized appreciation on swaps	818	—	—		818
Cash	—	13,742	—		13,742
Foreign cash (cost — $30,539, $12,678,498 and $12,709,037, respectively)	30,593	12,441,314	—		12,471,907
Cash on deposit for financial futures contracts	776,595	—	—		776,595
Receivables:
Beneficial interest/capital shares sold	1,384,202	391,329	—		1,775,531
Securities sold	240,385	1,556,969	—		1,797,354
Dividends	307,826	927,111	—		1,234,937
Options	111,811	158,240	—		270,051
Interest	7,594	—	—		7,594
Security lending	—	5,971	—		5,971
Prepaid expenses	62,883	71,624	—		134,507

Total assets	303,051,063	811,281,563	(117,434)		1,114,215,192

Liabilities:
Options written, at value (premiums received — $1,624,604, $830,167 and $2,454,771, respectively)	2,570,478	972,135	—		3,542,613
Bank overdraft	93,998	—	—		93,998
Unrealized depreciation on swaps	1,858	—	—		1,858
Deferred foreign capital gain tax	352,210	91,614	—		443,824
Collateral on securities loaned, at value	—	27,590,450	—		27,590,450
Payables:
Distributions to shareholders	—	—	117,287,538	(2)	117,287,538
Securities purchased	3,312,385	10,759,974	—		14,072,359
Dividends to shareholders	—	—	6,232,508	(1)	6,232,508
Beneficial interest/capital shares redeemed	468,830	1,430,461	—		1,899,291
Variation margin	14,224	744,486	—		758,710
Investment adviser	213,457	501,607	—		715,064
Distributor	118,695	271,326	—		390,021
Reorganization expenses	—	—	133,425	(3)	133,425
Other affiliates	1,854	7,890	—		9,744
Swaps	356	—	—		356
Accrued expenses	207,826	497,402	—		705,228

Total liabilities	7,356,171	42,867,345	123,653,471		173,876,987

Net Assets:
Net Assets	$ 295,694,892	$ 768,414,218	$(123,770,905)		$ 940,338,205

Net Assets Consist of:
Institutional Shares of beneficial interest/common stock, $.10 par value*	$ 892,669	$ 642,254	$ 186,905	(4)	$ 1,721,828
Investor A Shares of beneficial interest/common stock, $.10 par value*	555,794	2,573,844	729,694	(4)	3,859,332
Investor B Shares of beneficial interest/common stock, $.10 par value*	154,405	505,626	121,602	(4)	781,633
Investor C Shares of beneficial interest/common stock, $.10 par value*	865,811	629,898	149,892	(4)	1,645,601
Class R Shares of beneficial interest/common stock, $.10 par value*	—	22,966	—		22,966
Paid-in capital in excess of par	260,601,872	567,594,440	(1,188,093	)(4)	826,874,794
			(133,425	)(5)
Undistributed investment income — net	1,476,620	4,755,888	(6,232,508	)(1)	—
			(133,425	)(3)
			133,425	(5)
Undistributed realized capital gain — net	5,393,753	114,961,000	(117,287,538	)(2)	—
			(3,067,215	)(6)
Unrealized appreciation — net	25,753,968	76,728,302	2,949,781	(6)	105,432,051

Net Assets	$ 295,694,892	$ 768,414,218	$(123,770,905)		$ 940,338,205

F-24

PRO FORMA CONDENSED COMBINED STATEMENT OF ASSETS AND LIABILITIES FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
As of October 31, 2006 (Unaudited) (Concluded)

	BlackRock Global Dynamic Equity	BlackRock Global Value	Adjustments		Pro Forma BlackRock Global Dynamic Equity Combined
Net Asset Value:
Institutional:
Net assets	$ 107,419,043	$ 114,868,614	$ (19,999,584	)(1)(2)(3)(6)	$ 202,288,073

Beneficial interest/shares outstanding	8,926,688	6,422,541	1,869,052	(4)	17,218,281

Net Asset Value	$ 12.03	$ 17.89			$ 11.75

Investor A:
Net assets	$ 66,714,437	$ 456,518,258	$ (70,952,042	)(1)(2)(3)(6)	$ 452,280,653

Beneficial interest/shares outstanding	5,557,935	25,738,436	7,296,944	(4)	38,593,315

Net Asset Value	$ 12.00	$ 17.74			$ 11.72

Investor B:
Net assets	$ 18,394,661	$ 86,025,555	$ (13,508,012	)(1)(2)(3)(6)	$ 90,912,204

Beneficial interest/shares outstanding	1,544,053	5,056,256	1,216,024	(4)	7,816,333

Net Asset Value	$ 11.91	$ 17.01			$ 11.63

Investor C:
Net assets	$ 103,166,751	$ 106,971,204	$ (18,698,785	)(1)(2)(3)(6)	$ 191,439,170

Beneficial interest/shares outstanding	8,658,108	6,298,980	1,498,920	(4)	16,456,008

Net Asset Value	$ 11.92	$ 16.98			$ 11.63

Class R:
Net assets		$ 4,030,587	$ (612,482	)(1)(2)(6)	$ 3,418,105

Beneficial interest/shares outstanding		229,658			229,658

Net Asset Value		$ 17.55			$ 14.88

*Authorized shares:
Institutional	unlimited	100,000,000			unlimited

Investor A	unlimited	100,000,000			unlimited

Investor B	unlimited	500,000,000			unlimited

Investor C	unlimited	100,000,000			unlimited

Class R	N/A	500,000,000			unlimited

(1)	Reflects the distribution of undistributed net investment income of $6,232,508, of which $1,476,620 is attributable to the Global Dynamic Equity Fund and $4,755,888 is attributable to the Global Value Fund.
(2)	Reflects the distribution of undistributed net capital gains of $117,287,538, of which $5,393,753 is attributable to the Global Dynamic Equity Fund and $111,893,785 is attributable to the Global Value Fund.
(3)	Reflects the charge for estimated reorganization expenses of $133,425 attributable to the Global Dynamic Equity Fund. The estimated reorganization expenses of $339,313 attributable to the Global Value Fund will be paid for by BlackRock.
(4)	Reflects the capitalization adjustments giving the effect of the transfer of shares of Global Dynamic Equity Fund which the Global Value Fund shareholders will receive as if the Reorganization had taken place on October 31, 2006. The foregoing should not be relied upon to reflect the number of shares of Global Dynamic Equity Fund that actually will be received on or after such date.
(5)	Reflects the entry to close out the permanent tax/book differences resulting from the reorganization expenses of Global Dynamic Equity.
(6)	Reflects securities sold from Global Value Fund and the purchases made with those proceeds due to certain local market restrictions on the transfer of securities.

See Notes to Pro Forma Condensed Combined Financial Statements.

F-25

PRO FORMA CONDENSED COMBINED STATEMENT OF OPERATIONS FOR
BLACKROCK GLOBAL DYNAMIC EQUITY FUND AND
BLACKROCK GLOBAL VALUE FUND, INC.
For the Twelve Months Ended October 31, 2006 (unaudited)

	BlackRock Global Dynamic Equity†	BlackRock Global Value	Adjustments		Pro Forma BlackRock Global Dynamic Equity Combined (3)
Investment Income:
Dividends (net of $213,978, $603,284 and $817,262 foreign withholding tax, respectively and including $0, $116,816 and $116,816 from affiliates, respectively)	$ 4,067,340	$ 16,808,795	$ —		$ 20,876,135
Interest (including $694,755, $1,750,469 and $2,445,224 from affiliates, respectively)	843,974	1,750,469	—		2,594,443
Securities lending — net	—	170,548	—		170,548

Total income	4,911,314	18,729,812	—		23,641,126
Expenses:
Investment advisory fees	1,721,900	5,877,513	304,573	(2)	7,903,986
Service and distribution fees — Investor C	706,968	1,061,998	—		1,768,966
Service and distribution fees — Investor B	151,891	1,254,096	—		1,405,987
Service fees — Investor A	132,223	1,098,440	—		1,230,663
Transfer agent fees — Investor A	34,078	565,498	—		599,576
Custodian fees	199,239	454,476	(245,117	)(1)	408,598
Accounting services	108,881	288,408	(57,917	)(1)	339,372
Transfer agent fees — Investor B	11,825	205,994	—		217,819
Offering costs	215,941	—	—		215,941
Transfer agent fees — Investor C	54,323	159,061	—		213,384
Transfer agent fees — Institutional	40,657	138,683	—		179,340
Registration fees	55,062	83,290	(68,290	)(1)	70,062
Printing and shareholder reports	22,238	67,233	(27,233	)(1)	62,238
Trustees’ fees and expenses	44,637	43,123	(43,122	)(1)	44,638
Professional fees	18,359	259,413	(255,022	)(1)	22,750
Pricing fees	12,751	14,081	(8,115	)(1)	18,717
Service and distribution fees — Class R	—	9,378	—		9,378
Transfer agent fees — Class R	—	1,975	—		1,975
Other	24,083	40,465	(28,965	)(1)	35,583

Total expenses	3,555,056	11,623,125	(429,208)		14,748,973

Investment income — net	1,356,258	7,106,687	429,208		8,892,153

Realized & Unrealized Gain (Loss) — Net:
Realized gain (loss) on:
Investments — net (including $39,933, $224,621 and $264,554 foreign capital gain tax and $61,176, $0 and $61,176 increase from payment by affiliate in order to resolve a regulatory issue relating to an investment, respectively)	4,362,212	134,892,838	(3,067,215	)(4)	136,187,835
Financial futures contracts — net	1,060,423	(56)	—		1,060,367
Options written — net	(68,080)	16,848	—		(51,232)
Swaps — net	(735)	—	—		(735)
Foreign currency transactions — net	135,948	(490,858)	—		(354,910)
Unrealized appreciation/depreciation on:
Investments — net (including $352,210, $30,160 and $382,370 deferred capital gain tax, respectively)	25,757,075	15,491,596	2,949,781	(4)	44,198,452
Financial futures contracts — net	943,175	3,805,893	—		4,749,068
Options written — net	(945,874)	972,135	—		26,261
Swaps — net	(1,040)	—	—		(1,040)
Foreign currency transactions — net	632	(202,318)	—		(201,686)

Total realized and unrealized gain — net	31,243,736	154,486,078	(117,434)		185,612,380

Net Increase in Net Assets Resulting from Operations	$ 32,599,994	$ 161,592,765	$ 311,774		$ 194,504,533

†	For the period November 4, 2005 (commencement of operations) to October 31, 2006.
(1)	Reflects the anticipated savings as a result of the Reorganization through fewer audits and consolidation of accounting, custody, legal, printing and other services.
(2)	The management fee for the Global Dynamic Equity Fund is higher than that of the Global Value Fund. Upon completion of the Reorganization, BlackRock has contractually agreed to reduce its management fee from 0.85% to 0.80% of average daily net assets and contractually waive and/or reimburse fees and/or expenses for two years following the closing of the Reorganization so that the net operating expense ratio of the Combined Fund will not exceed the net operating expense ratio of the Global Value Fund as of October 31, 2006.
(3)	This Pro Forma Condensed Combined Statement of Operations excludes non-recurring aggregate estimated Reorganization expenses of $133,425 attributable to the Global Dynamic Equity Fund. The Reorganization expenses of $339,313 attributable to the Global Value Fund will be paid for by BlackRock.
(4)	Reflects securities sold from Global Value Fund and the purchases made with those proceeds due to certain local market restrictions on the transfer of securities.

See Notes to Pro Forma Condensed Combined Financial Statements.

F-26

BlackRock Global Dynamic Equity Fund
NOTES TO PRO FORMA CONDENSED COMBINED FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Basis of Combination:

        The Board of Directors of the BlackRock Global Value Fund, Inc. (the “Global Value Fund”), at a meeting held on November 30, 2006 and the Board of Trustees of the BlackRock Global Dynamic Equity Fund (the “Global Dynamic Equity Fund”) (collectively the “Funds”), at a meeting held on November 30, 2006 each approved their respective Fund’s entering into an Agreement and Plan of Reorganization (the “Plan”) pursuant to which, subject to approval by the shareholders of the Global Value Fund, the Global Value Fund will transfer all of its assets, subject to its liabilities, to the Global Dynamic Equity Fund, in exchange for a number of shares of the Global Dynamic Equity Fund equal in value to the net assets of the Global Value Fund (the “Exchange”). If the Exchange is consummated, shares of the Global Dynamic Equity Fund then will be distributed to the Global Value Fund’s shareholders on a pro rata basis in liquidation of the Global Value Fund.

        The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma condensed combined schedule of investments and condensed combined statement of assets and liabilities reflect the financial position of the Funds at October 31, 2006. The unaudited pro forma condensed combined statement of operations reflects the results of operations of the Global Dynamic Equity Fund for the period November 4, 2005 (commencement of operations) to October 31, 2006 and of the Global Value Fund for the twelve months ended October 31, 2006. These statements have been derived from the books and records of the Funds utilized in calculating daily net asset value at the dates indicated above in conformity with accounting principles generally accepted in the United States of America. As of October 31, 2006, all the securities held by the Global Value Fund comply with the compliance guidelines and/or investment restrictions of the Global Dynamic Equity Fund. However, Global Value Fund may be required to sell securities held in certain markets due to those markets’ restrictions on the transfer of securities and use those proceeds to make purchases in the portfolio of the Pro forma Global Dynamic Equity Combined Fund. The historical cost of investment securities will be carried forward to the surviving entity. The fiscal year ends are October 31 for the Global Dynamic Equity Fund and December 31 for the Global Value Fund.

        The accompanying pro forma condensed combined financial statements should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in their respective Statements of Additional Information. Such pro forma condensed combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchange occurred on October 31, 2006. Following the Exchange, the Global Dynamic Equity Fund will be the accounting survivor.

        The expenses of the Reorganization attributable to the Global Dynamic Equity Fund will be paid by the Global Dynamic Equity Fund and expenses of the Reorganization attributable to the Global Value Fund will be paid by BlackRock Advisors.

NOTE 2—Fund Valuation:

        Debt securities are traded primarily in the over-the-counter (“OTC”) markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Fund. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sales price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, under which method the investment is valued at cost and any premium or discount is amortized on a straight line basis to maturity.

F-27

        Repurchase agreements are valued at cost plus accrued interest. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

        Equity securities held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Fund. Long positions traded in OTC markets, Nasdaq Small Cap Market or Bulletin Board are valued at last available bid price obtained from one or more dealers or pricing services approved by the Board of Trustees of the Fund. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in OTC markets and on a stock exchange are valued according to the broadest and most representative market.

        Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund’s Board of Trustees or by the Manager using a pricing service and/or procedures approved by the Fund’s Board of Trustees.

NOTE 3—Capital Shares:

        The pro forma net asset value per share assumes the issuance of shares of the Global Dynamic Equity Fund that would have been issued at October 31, 2006 in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Global Value Fund, as of October 31, 2006, divided by the net asset value per share of the shares of Global Dynamic Equity Fund as of October 31, 2006. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at October 31, 2006:

Class of Shares	Shares of Global Dynamic Equity Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination
Institutional	8,926,688	8,291,593	17,218,281
Investor A	5,557,935	33,035,380	38,593,315
Investor B	1,544,053	6,272,280	7,816,333
Investor C	8,658,108	7,797,900	16,456,008
Class R	†	229,658	229,658

†	Prior to the Reorganization, Global Dynamic Equity Fund did not offer Class R Shares.

NOTE 4—Pro Forma Operating Expenses:

F-28

        The pro forma condensed combined statement of operations for the 12 month period ending October 31, 2006, as adjusted, giving effect to the Exchange reflects changes in expenses of the Global Dynamic Equity Fund as if the Exchange was consummated on November 1, 2005. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Exchange, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5—Federal Income Taxes:

        Each of the Global Value Fund and the Global Dynamic Equity Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). If the Reorganization is consummated, the Global Dynamic Equity Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, the Global Value Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies.

        Neither the Global Dynamic Equity Fund nor the Global Value Fund has capital loss carryforwards or built-in losses that would be subject to limitations as a result of the Reorganization.

        The identified cost of investments for the Global Value Fund and the Global Dynamic Equity Fund is substantially similar for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

F-29

PART C

OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust (the “Declaration of Trust”), Section 3817 of the Delaware Statutory Trust Act (Title 12 of the Delaware Code) and Section 9 of each Unified Distribution Agreement. Pursuant to its organizational documents and the applicable provisions of certain agreements, the trustees, officers, employees and agents of the Trust will be indemnified to the maximum extent permitted by Delaware law, and the Investment Company Act of 1940, as amended (the “Investment Company Act”).

Article VII, Section 2 of the Registrant’s Declaration of Trust provides:

Section 2. Indemnification and Limitation of Liability of Trustees and Others.

(1) Agents, Proceedings, Expenses. For the purpose of this Article, “agent” means any Person who is or was a Trustee, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise; “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “expenses” includes, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(2) Trustees. The Trustees shall be entitled to the protection against personal liability to any person other than the Trust or its Shareholders for any act, omission or obligation of the Trust or any Trustee under Section 3803(b) of the Delaware Act. No Trustee shall be liable to the Trust or its Shareholders for any act or omission or any conduct whatsoever (including, without limitation, any breach of fiduciary duty and the failure to compel in any way any former or acting Trustee to redress any breach of fiduciary duty or trust) provided that nothing contained herein shall protect any Trustee against any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust.

(3) Officers, Employees or Agents of the Trust. The officers, employees and agents of the Trust shall be entitled to the protection against personal liability to any person other than the Trust or its Shareholders for any act, omission or obligation of the Trust or any Trustee under Section 3803(c) of the Delaware Act. No officer, employee or agent of the Trust shall be liable to the Trust or its Shareholders for any act or omission or any conduct whatsoever (including, without limitation, any breach of fiduciary duty and the failure to compel in any way any former or acting Trustee to redress any breach of fiduciary duty or trust) provided that nothing contained herein shall protect any officer, employee or agent against any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as an officer, employee or agent.

(4) Fiduciary Duty.

(i) To the extent that, at law or in equity, a Trustee has duties (including fiduciary duties) and liabilities relating thereto to the Trust, the Shareholders or to any other Person, a Trustee acting under this Declaration of Trust shall not be liable to the Trust, the Shareholders or to any other Person for his good faith reliance on the provisions of this Declaration of Trust. The provisions of this Declaration of Trust, to the extent that they restrict the duties and liabilities of the Trustees otherwise existing at law or in equity, are agreed by the parties hereto to replace such other duties and liabilities of such Trustees.

(ii) Unless otherwise expressly provided herein:

C-1

whenever a conflict of interest exists or arises between any Trustee or any of his Affiliates, on the one hand, and the Trust or any Shareholder or any other Person, on the other hand; or

whenever this Declaration or any other agreement contemplated herein or therein provides that the Trustees shall act in a manner that is, or provides terms that are, fair and reasonable to the Trust, any Shareholders or any other Person, the Trustees shall resolve such conflict of interest, take such action or provide such terms, considering in each case the relative interest of each party (including their own interest) to such conflict, agreement, transaction or situation and the benefits and burdens relating to such interests, any customary or accepted industry practices, and any applicable generally accepted accounting practices or principles. In the absence of bad faith by the Trustees, the resolution, action or terms so made, taken or provided by the Trustees shall not constitute a breach of this Declaration or any other agreement contemplated herein or of any duty or obligation of the Trustees at law or in equity or otherwise.

(iii) Notwithstanding any other provision of this Declaration or otherwise applicable law, whenever in this Declaration the Trustees are permitted or required to make a decision in their “discretion” or under a grant of similar authority, the Trustees shall be entitled to consider such interests and factors as they desire, including their own interests, and, to the fullest extent permitted by applicable law, shall have no duty or obligation to give any consideration to any interest of or factors affecting the Trust, the Shareholders or any other Person; or in “good faith” or under another express standard, the Trustees shall act under such express standard and shall not be subject to any other or different standard.

Article VII, Section 3 of the Registrant’s Declaration of Trust further provides:

Section 3. Indemnification. The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its Shareholders by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (i) by the court or other body approving the settlement or other disposition, or (ii) by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or (iii) by written opinion from independent legal counsel based upon review of readily available facts (as opposed to a full trial-type inquiry) approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the Trust Property. The Trust may make at any time advance payments for expenses in connection with the defense of any claim, action, suit or proceeding of the character described herein; provided that any advance payment of expenses by the Trust to any Trustee, officer, employee or agent shall be made only upon the undertaking by such Trustee, officer, employee or agent to repay the advance if it is ultimately determined that he is not entitled to indemnification as above provided, and only if one of the following conditions is met:

(1) the Trustee, officer, employee or agent to be indemnified provides appropriate security for his undertaking; or

(2) the Trust is insured against losses arising by reason of any such advance payments; or

C-2

(3) there is a determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Trustee, officer, employee or agent to be indemnified ultimately will be entitled to indemnification, which determination shall be made by:

(i) a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the matter; or

(ii) an independent legal counsel in a written opinion.

Article VII, Section 4 of the Registrant’s Declaration of Trust further provides:

Section 4. No Bond Required of Trustees. No Trustee shall be obligated to give any bond or other security for the performance of any of his duties hereunder.

Article VII, Section 6 of the Registrant’s Declaration of Trust further provides:

Section 6. Insurance. The Trust may purchase and maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible liabilities, and such other insurance as the Trustees in their sole judgment shall deem advisable. The rights of indemnification herein provided may be insured against by policies maintained by the Trust on behalf of any agent, shall be severable, shall not be exclusive of or affect any other rights to which any agent may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of any agent.

In Section 9 of each Unified Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

Ex. Number	Description

1(a)	—	Certificate of Trust, dated April 22, 2005.(a)
(b)	—	Agreement and Declaration of Trust of the Registrant.(a)
(c)	—	Certificate of Amendment to Certificate of Trust.(b)
(d)	—	Form of Amended Agreement and Declaration of Trust.(b)
(e)	—	Form of Certificate of Amendment to Certificate of Trust changing the name of the Registrant to BlackRock Global Dynamic Equity Fund.(j)
2	—	Amended and Restated By-Laws of the Registrant.(b)
3	—	Not applicable.
4	—	Form of Agreement and Plan of Reorganization by and between BlackRock Global Dynamic Equity Fund and BlackRock Global Value Fund, Inc. (included as Appendix B

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Ex. Number	Description

to the Combined Prospectus/Proxy Statement included in this Registration Statement).
5	—	Portions of the Agreement and Declaration of Trust and the By-Laws of the Registrant defining rights of shareholders.(c)
6(a)	—	Form of Investment Management Agreement between the Registrant and BlackRock Advisors, LLC (the “Manager”).(j)
(b)	—	Form of Sub-Investment Advisory Agreement between the Manager and BlackRock Investment Management, LLC.(j)
(c)	—	Form of Sub-Investment Advisory Agreement between the Manager and BlackRock Asset Management U.K. Limited.(j)
7(a)	—	Form of Unified Distribution Agreement between the Registrant and FAM Distributors, Inc. (“FAMD”).(i)
(b)	—	Form of Unified Distribution Agreement between the Manager and BlackRock Distributors, Inc. (“BDI”).(h)
8	—	None
9	—	Form of Custody Agreement between the Registrant and Brown Brothers Harriman & Co.(d)
10(a)	—	Form of Investor A Distribution Plan.(i)
(b)	—	Form of Investor B Distribution Plan.(i)
(c)	—	Form of Investor C Distribution Plan.(i)
(d)	—	Form of Class R Distribution Plan.(i)
(e)	—	Form of Select Pricing System Plan pursuant to Rule 18f-3.(h)
11	—	Opinion and Consent of Richards, Layton & Finger, P.A., special counsel for the Registrant.
12	—	Tax opinion and consent of Sidley Austin LLP, tax counsel for the Registrant and BlackRock Global Value Fund, Inc.*
13(a)	—	Certificate of the Fund Asset Management, L.P.(b)
(b)	—	Form of Unified Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and PFPC Inc.(i)
(c)	—	Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(e)

C-4

Ex. Number	Description

(d)	—	Credit Agreement among the Registrant, a syndicate of banks and certain other parties.(k)
(e)	—	Form of Securities Lending Agency Agreement between the Registrant and QA Advisors LLC (now BlackRock Investment Management LLC) dated August 10, 2001.(f)
14	—	Consent of Deliotte & Touche LLP, independent registered public accounting firm for the Registrant and BlackRock Global Value Fund, Inc.
15	—	None
16	—	Power of Attorney.(q)
17(a)	—	Form of Proxy Card for shareholders of BlackRock Global Value Fund, Inc.
(b)	—	Prospectus and Statement of Additional Information of the BlackRock Global Dynamic Equity Fund, each dated October 2, 2006.(l)
(c)	—	Prospectus and Statement of Additional Information of the BlackRock Global Value Fund, Inc., each dated October 2, 2006.(m)
(d)	—	Annual Report to Shareholders of the BlackRock Global Dynamic Equity Fund for the year ended October 31, 2006.(n)
(e)	—	Annual Report to Shareholders of the BlackRock Global Value Fund, Inc. for the year ended December 31, 2005.(o)
(f)	—	Semi-Annual Report to Shareholders of the BlackRock Global Value Fund, Inc. for the six months ended June 30, 2006.(p)
(g)	—	Code of Ethics.(g)

*	To be filed by post-effective amendment.
(a)	Filed on April 22, 2005 as an Exhibit to the Registrant’s Registration Statement on Form N-1A (File No. 333-124372)(the “Registration Statement”).
(b)	Filed on August 5, 2005 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.
(c)	Reference is made to Article III, Article V, Article VI and Article VIII (Sections 4 and 9), of the Registrant’s Amended Agreement and Declaration of Trust, as amended filed as Exhibits 1(d) and 1(e) to the Registration Statement, and Article III, Article X (Section 4), and Article XII of the Registrant’s Amended and Restated By-Laws filed as Exhibit 2 to the Registration Statement.
(d)	Incorporated by reference to Exhibit 7 to Amendment No. 2 to the Registration Statement on Form N-1A of Master Large Cap Series Trust (File No. 811-09739) filed on January 30, 2002.
(e)	Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.
(f)	Incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929) filed on July 24, 2002.

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(g)	Incorporated by reference to Exhibit (r) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-2 of BlackRock Senior Floating Rate Fund, Inc. (File No. 333-39837) filed on November 13, 2006.
(h)	Incorporated by reference to an Exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2- 62329), filed on July 21, 2006.
(i)	Incorporated by reference to an Exhibit to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2- 62329), filed on September 15, 2006.
(j)	Filed on September 26, 2006 as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement.
(k)	Incorporated by reference to Exhibit 8(b)(7) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of BlackRock Fundamental Growth Fund, Inc. (File No. 33-47875), filed on December 21, 2006.
(l)	Incorporated by reference to Post Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-124372) filed on September 26, 2006.
(m)	Incorporated by reference to Post Effective Amendment No. 14 to the Registration Statement on Form N-1A of BlackRock Global Value Fund, Inc. (File No. 333-1663) filed on September 26, 2006.
(n)	Annual Report to Shareholders of Registrant for the year ended October 31, 2006. Previously filed on Form N-CSR (File No. 811-05576) on January 10, 2007 and incorporated herein by reference.
(o)	Annual Report to Shareholders of BlackRock Global Value Fund, Inc. for the year ended December 31, 2005. Previously filed on Form N-CSR (File No. 811-07561) on March 3, 2006 and incorporated herein by reference.
(p)	Semi-Annual Report to Shareholders of BlackRock Global Value Fund, Inc. for the six months ended June 30, 2006. Previously filed on Form N-CSR (File No. 811- 07651) on September 6, 2006 and incorporated herein by reference.
(q)	Included on signature page of initial filing of this Registration Statement on Form N-14 (File No. 333-139818) filed on January 5, 2007.

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Item 17. Undertakings

        (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

        (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

        (3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

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SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 12th day of February, 2007.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND (Registrant)

By:	/s/ DONALD C. BURKE Donald C. Burke, Vice President and Treasurer

        As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the dates indicated.

Signature	Title	Date

ROBERT C. DOLL, JR.*	President (Principal Executive Officer)
and Trustee
(Robert C. Doll, Jr.)

DONALD C. BURKE*	Vice President and Treasurer (Principal
Financial Officer)
(Donald C. Burke)

RONALD W. FORBES*	Trustee and Chairman of the Board

(Ronald W. Forbes)

CYNTHIA A. MONTGOMERY*	Trustee

(Cynthia A. Montgomery)

JEAN MARGO REID*	Trustee

(Jean Margo Reid)

ROSCOE S. SUDDARTH*	Trustee

(Roscoe S. Suddarth)

RICHARD R. WEST*	Trustee

(Richard R. West)

*By:	DONALD C. BURKE	February 12, 2007

(Donald C. Burke, Attorney-in-Fact)

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SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description
4	Form of Agreement and Plan of Reorganization by and between BlackRock Global Dynamic Equity Fund and BlackRock Global Value Fund, Inc. (included as Appendix B to the Combined Prospectus/Proxy Statement included in this Registration Statement).
11	Opinion and Consent of Richards, Layton & Finger, P.A., special counsel for the Registrant.
14	Consent of Deloitte & Touche LLP, independent registered public accounting firm for the Registrant and BlackRock Global Value Fund, Inc.
17(a)	Form of Proxy Card for shareholders of BlackRock Global Value Fund, Inc.